UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09253
Wells Fargo Funds Trust
(Exact name of registrant as specified in charter)
525 Market St., San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market St., San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end:	May 31, 2010

Date of reporting period:	November 30, 2010

ITEM 1. REPORT TO SHAREHOLDERS

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WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOSSM
▪	Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM

▪	Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM

▪	Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM

▪	Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM

▪	Wells Fargo Advantage WealthBuilder Equity PortfolioSM

▪	Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM

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Contents

Letter to Shareholders	2

Performance Highlights
WealthBuilder Conservative Allocation Portfolio	4
WealthBuilder Moderate Balanced Portfolio	6
WealthBuilder Growth Balanced Portfolio	8
WealthBuilder Growth Allocation Portfolio	10
WealthBuilder Equity Portfolio	12
WealthBuilder Tactical Equity Portfolio	14

Portfolio Expenses	16

Portfolio of Investments
WealthBuilder Conservative Allocation Portfolio	17
WealthBuilder Moderate Balanced Portfolio	19
WealthBuilder Growth Balanced Portfolio	21
WealthBuilder Growth Allocation Portfolio	23
WealthBuilder Equity Portfolio	25
WealthBuilder Tactical Equity Portfolio	26

Financial Statements
Statements of Assets and Liabilities	28
Statements of Operations	30
Statements of Changes in Net Assets	32
Financial Highlights	36

Notes to Financial Statements	38

Other Information	48

List of Abbreviations	51
The views expressed are as of November 30, 2010, and are those of the Portfolio managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage WealthBuilder Portfolios.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

WELLS FARGO
INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds®
Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.
Strength
Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.
Expertise
Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.
Partnership
Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.
Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit www.wellsfargo.com/advantagefunds. Read it carefully before investing.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE
Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $234 billion in assets under management, as of November 30, 2010.
Equity Funds

Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund

Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund

Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†

Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund

Variable Trust Funds[1]
VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.
Not part of the semi-annual report.

2 Wells Fargo Advantage WealthBuilder Portfolio	Letter to Shareholders
Karla M. Rabusch,
President
Wells Fargo Advantage Funds
The period was marked by cautious optimism, as most economic data continued to point toward recovery, albeit a slow and uncertain one.
Dear Valued Shareholder,
We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage WealthBuilder PortfoliosSM for the six-month period that ended November 30, 2010. The period was marked by cautious optimism, as most economic data continued to point toward recovery, albeit a slow and uncertain one. Despite a summer pullback on concerns about a potential sovereign debt crisis in Europe, global stock markets soon recovered and ended the period with solid gains.
Solid economic reports helped support a market rally.
Economic numbers throughout the reporting period supported the case for a slow recovery. Reported real Gross Domestic Product (GDP) grew by 1.7% in the second quarter of 2010, and by 2.5% in the third quarter. Even before the reporting period began, most economists surveyed by The Wall Street Journal in August 2009 said that, in their opinion, the recession that officially began in December 2007 was now over. This view was confirmed in September 2010, when the National Bureau of Economic Research officially declared that the recession ended in June 2009. A stubbornly high unemployment rate was the main sour note and the primary reason why most analysts believed that the recovery would be gradual. The unemployment rate began the period at 9.5% in June 2010 and ended the period modestly higher at 9.8%.
Although European economic news had earlier supported the moderately positive outlook, in mid-2010 investors became concerned about the possibility that eurozone member Greece would default on its sovereign debt. This concern led to worries about the debt burdens of other member states such as Portugal, Italy, and Spain and caused weakness in the euro. After the eurozone put together a bailout package for Greece and took steps to shore up its banks, investor confidence returned, only to falter again later in the period on renewed worries about the debt situation in Ireland.
Throughout the period, both the European Central Bank (ECB) and the Federal Reserve Board (Fed) kept their key interest rates at low levels (1% for the ECB; effectively zero for the Fed) in order to support the financial system. In November, the Fed announced a second round of monetary stimulus—so called quantitative easing QE2—in which it would purchase $600 billion in long-term U.S. Treasuries until June 2011, as well as reinvest an additional $250 billion to $300 billion in Treasuries with the proceeds of earlier investments. The ECB, meanwhile, continued to provide unlimited liquidity for banks and, in December, announced the purchase of Irish and Portuguese bonds in an attempt to reduce those countries’ borrowing costs.

Letter to Shareholders	Wells Fargo Advantage WealthBuilder Portfolio 3
Global stock and bond markets rallied.
Stocks sold off during the middle of the period on concerns about sovereign debt, but soon recovered on hopes of a continued economic recovery. For the period, small-cap stocks outperformed large-cap stocks, as investors bid up shares in companies that stood to gain the most from resumed economic growth. Growth stocks outperformed value stocks, in large part because of weak returns from financials stocks. International large-cap stocks also posted gains for the six-month period.
Within the fixed-income universe, investment-grade bonds again posted gains in large part because of historically low interest rates. High-yield bonds benefited from improved economic conditions and investors’ greater willingness to take on credit risk in exchange for higher yields in a low-yielding environment.
Many variables are at work in the market.
The full effect of the ongoing credit crisis remains unknown. Growing unemployment and debt defaults continue to pressure consumers and businesses alike.
Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, Wells Fargo Advantage Funds® represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.
Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222, 24 hours a day, 7 days a week.
Sincerely,
Karla M. Rabusch
President
Wells Fargo Advantage Funds
For the period, small-cap stocks outperformed large-cap stocks, as investors bid up shares in companies that stood to gain the most from resumed economic growth.

4 Wells Fargo Advantage WealthBuilder Portfolio	Performance Highlights
Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks current income with a secondary emphasis on capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Doug Beath
Petros Bocray, CFA
Jeffrey P. Mellas, CAIA
PORTFOLIO INCEPTION
September 30, 2004
EFFECTIVE ALLOCATION1
(AS OF NOVEMBER 30, 2010)
TEN LARGEST MUTUAL FUNDS AND MASTER PORTFOLIOS HELD2 (AS OF NOVEMBER 30, 2010)

Wells Fargo Advantage Short Duration Government Bond Fund	28%
Wells Fargo Advantage Government Securities Fund	19%
Wells Fargo Advantage Total Return Bond Portfolio	19%
Oppenheimer International Bond Fund	5%
PIMCO High Yield Fund	5%
T. Rowe Price Blue Chip Growth Fund	4%
PIMCO Commodity RealReturn Strategy Fund	3%
ING Global Real Estate Fund	2%
Thornburg International Value Fund	2%
Wells Fargo Advantage Endeavor Select Fund	2%

1.	Effective allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the effective allocations shown.

2.	Portfolio holdings are subject to change and are calculated based on the total investments of the Portfolio.

Performance Highlights	Wells Fargo Advantage WealthBuilder Portfolio 5
Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (continued)
AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2010)

	Including Sales Charge					Excluding Sales Charge				Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	Life of Portfolio	6 Months*	1 Year	5 Year	Life of Portfolio	Gross	Net[4]
WealthBuilder Conservative Allocation Portfolio (WBCAX)	9/30/2004	4.36	4.68	3.54	3.61	5.95	6.27	3.86	3.86	2.10%	2.04%

WealthBuilder Conservative Allocation Composite Index[5]						5.13	7.10	5.41	5.17

S&P 500® Index[6]						9.50	9.94	0.98	3.04

Barclays Capital U.S. Aggregate Bond Index[7]						3.85	6.02	6.23	5.43

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Portfolio’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and small company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

3.	Reflects the expense ratios as stated in the October 1, 2010 prospectus.

4.	The investment adviser has contractually committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the Portfolio’s contractual expense ratio at 1.50%, excluding acquired fund fees and certain other expenses. Without these reductions, the Portfolio’s returns would have been lower.

5.	The WealthBuilder Conservative Allocation Composite Index is weighted 20% in the S&P 500 Index and 80% in the Barclays Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an index.

6.	The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

7.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

6 Wells Fargo Advantage WealthBuilder Portfolio	Performance Highlights
Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks a combination of current income and capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Doug Beath
Petros Bocray, CFA
Jeffrey P. Mellas, CAIA
PORTFOLIO INCEPTION
September 30, 2004
EFFECTIVE ALLOCATION1
(AS OF NOVEMBER 30, 2010)
TEN LARGEST MUTUAL FUNDS AND MASTER PORTFOLIOS HELD2 (AS OF NOVEMBER 30, 2010)

Wells Fargo Advantage Short Duration Government Bond Fund	19%
Wells Fargo Advantage Government Securities Fund	14%
Wells Fargo Advantage Total Return Bond Fund	14%
T. Rowe Price Blue Chip Growth Fund	8%
Oppenheimer International Bond Fund	5%
PIMCO High Yield Fund	5%
Thornburg International Value Fund	3%
Wells Fargo Advantage Endeavor Select Fund	3%
PIMCO Commodity RealReturn Strategy Fund	3%
Wells Fargo Advantage Equity Value Portfolio	3%

1.	Effective allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the effective allocations shown.

2.	Portfolio holdings are subject to change and are calculated based on the total investments of the Portfolio.

Performance Highlights	Wells Fargo Advantage WealthBuilder Portfolio 7
Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (continued)
AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2010)

	Including Sales Charge					Excluding Sales Charge				Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	Life of Portfolio	6 Months*	1 Year	5 Year	Life of Portfolio	Gross	Net[4]
WealthBuilder Moderate Balanced Portfolio (WBBBX)	9/30/2004	6.58	6.56	2.52	3.43	8.20	8.19	2.83	3.68	2.20%	2.13%

WealthBuilder Moderate Balanced Composite Index[5]						6.33	8.04	4.48	4.80

S&P 500® Index[6]						9.50	9.94	0.98	3.04

Barclays Capital U.S. Aggregate Bond Index[7]						3.85	6.02	6.23	5.43

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Portfolio’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage-and asset-backed securities risk, and small company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

3.	Reflects the expense ratios as stated in the October 1, 2010 prospectus.

4.	The investment adviser has contractually committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the Portfolio’s contractual expense ratio at 1.50%, excluding acquired fund fees and certain other expenses. Without these reductions, the Portfolio’s returns would have been lower.

5.	The WealthBuilder Moderate Balanced Composite Index is weighted 40% in the S&P 500 Index and 60% in the Barclays Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an index.

6.	S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

7.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

8 Wells Fargo Advantage WealthBuilder Portfolio	Performance Highlights
Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks a combination of capital appreciation and current income.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Doug Beath
Petros Bocray, CFA
Jeffrey P. Mellas, CAIA
PORTFOLIO INCEPTION
October 1, 1997
EFFECTIVE ALLOCATION1
(AS OF NOVEMBER 30, 2010)
TEN LARGEST MUTUAL FUNDS AND MASTER PORTFOLIOS HELD2 (AS OF NOVEMBER 30, 2010)

T. Rowe Price Blue Chip Growth Fund	13%
Wells Fargo Advantage Government Securities Fund	12%
Wells Fargo Advantage Total Return Bond Portfolio	11%
Wells Fargo Advantage Endeavor Select Fund	5%
Thornburg International Value Fund	5%
PIMCO High Yield Fund	5%
Oppenheimer International Bond Fund	5%
Wells Fargo Advantage Equity Value Portfolio	5%
Wells Fargo Advantage International Growth Portfolio	3%
Columbia Marsico Focused Equities Fund	3%

1.	Effective allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the effective allocations shown.

2.	Portfolio holdings are subject to change and are calculated based on the total investments of the Portfolio.

Performance Highlights	Wells Fargo Advantage WealthBuilder Portfolio 9
Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (continued)
AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2010)

	Including Sales Charge					Excluding Sales Charge				Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[4]
WealthBuilder Growth Balanced Portfolio (WBGBX)	10/1/1997	9.38	8.93	1.02	1.67	11.04	10.58	1.32	1.82	2.31%	2.25%

WealthBuilder Growth Balanced Composite Index[5]						7.73	9.00	3.15	2.99

S&P 500® Index[6]						9.50	9.94	0.98	0.81

Barclays Capital U.S. Aggregate Bond Index[7]						3.85	6.02	6.23	6.15

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Portfolio’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and small company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

3.	Reflects the expense ratios as stated in the October 1, 2010 prospectus.

4.	The investment adviser has contractually committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the Portfolio’s contractual expense ratio at 1.50%, excluding acquired fund fees and certain other expenses. Without these reductions, the Portfolio’s returns would have been lower.

5.	The WealthBuilder Growth Balanced Composite Index is weighted 65% in the S&P 500 Index and 35% in the Barclays Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an index.

6.	The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

7.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

10 Wells Fargo Advantage WealthBuilder Portfolio	Performance Highlights
Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks capital appreciation with a secondary emphasis on current income.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Doug Beath
Petros Bocray, CFA
Jeffrey P. Mellas, CAIA
PORTFOLIO INCEPTION
September 30, 2004
EFFECTIVE ALLOCATION1
(AS OF NOVEMBER 30, 2010)
TEN LARGEST MUTUAL FUNDS AND MASTER PORTFOLIOS HELD2 (AS OF NOVEMBER 30, 2010)

T. Rowe Price Blue Chip Growth Fund	15%
Thornburg International Value Fund	7%
Wells Fargo Advantage Government Securities Fund	7%
Wells Fargo Advantage Total Return Bond Portfolio	6%
Wells Fargo Advantage Endeavor Select Fund	6%
Wells Fargo Advantage Equity Value Portfolio	6%
Wells Fargo Advantage International Growth Portfolio	4%
Columbia Marsico Focused Equities Fund	4%
Wells Fargo Advantage Small Cap Growth Fund	4%
Royce Pennsylvania Small Cap Value Fund	4%

1.	Effective allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the effective allocations shown.

2.	Portfolio holdings are subject to change and are calculated based on the total investments of the Portfolio.

Performance Highlights	Wells Fargo Advantage WealthBuilder Portfolio 11
Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (continued)
AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2010)

	Including Sales Charge					Excluding Sales Charge				Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	Life of Portfolio	6 Months*	1 Year	5 Year	Life of Portfolio	Gross	Net[4]
WealthBuilder Growth Allocation Portfolio (WBGGX)	9/30/2004	10.52	9.79	0.01	2.42	12.21	11.46	0.31	2.67	2.41%	2.31%

WealthBuilder Growth Allocation Composite Index[5]						8.51	9.46	2.26	3.74

S&P 500® Index[6]						9.50	9.94	0.98	3.04

Barclays Capital U.S. Aggregate Bond Index[7]						3.85	6.02	6.23	5.43

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Portfolio’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and small company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

3.	Reflects the expense ratios as stated in the October 1, 2010 prospectus.

4.	The investment adviser has contractually committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the Portfolio’s contractual expense ratio at 1.50%, excluding acquired fund fees and certain other expense ratios. Without these reductions, the Portfolio’s returns would have been lower.

5.	The WealthBuilder Growth Allocation Composite Index is weighted 80% in the S&P 500 Index and 20% in the Barclays Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an index.

6.	The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

7.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

12 Wells Fargo Advantage WealthBuilder Portfolio	Performance Highlights
Wells Fargo Advantage WealthBuilder Equity Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks long-term capital appreciation with no emphasis on income.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Doug Beath
Petros Bocray, CFA
Jeffrey P. Mellas, CAIA
PORTFOLIO INCEPTION
October 1, 1997
EFFECTIVE ALLOCATION1
(AS OF NOVEMBER 30, 2010)
TEN LARGEST MUTUAL FUNDS AND MASTER PORTFOLIOS HELD2 (AS OF NOVEMBER 30, 2010)

T. Rowe Price Blue Chip Growth Fund	15%
Wells Fargo Advantage Equity Value Portfolio	13%
Thornburg International Value Fund	9%
Wells Fargo Advantage Endeavor Select Fund	6%
Eaton Vance Large Cap Value Fund	6%
MFS Value Fund	6%
Wells Fargo Advantage International Growth Portfolio	6%
Wells Fargo Advantage Small Cap Growth Fund	5%
Royce Pennsylvania Small Cap Value Fund	5%
Wells Fargo Advantage Small Company Value Portfolio	5%

1.	Effective allocation is subject to change and is calculated based on the total long-term investments of the Portfolio.

2.	Portfolio holdings are subject to change and are calculated based on the total investments of the Portfolio.

Performance Highlights	Wells Fargo Advantage WealthBuilder Portfolio 13
Wells Fargo Advantage WealthBuilder Equity Portfolio (continued)
AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2010)

	Including Sales Charge					Excluding Sales Charge				Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[4]
WealthBuilder Equity Portfolio (WBGIX)	10/1/1997	9.76	9.16	(0.58)	(0.32)	11.43	10.82	(0.28)	(0.17)	2.52%	2.41%

S&P 500® Index[5]						9.50	9.94	0.98	0.81

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Portfolio’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to foreign investment risk and small company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

3.	Reflects the expense ratios as stated in the October 1, 2010 prospectus.

4.	The investment adviser has contractually committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the Portfolio’s contractual expense ratio at 1.50%, excluding acquired fund fees and certain other expenses. Without these reductions, the Portfolio’s returns would have been lower.

5.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

14 Wells Fargo Advantage WealthBuilder Portfolio	Performance Highlights
Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks long-term capital appreciation with no emphasis on income.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Doug Beath
Petros Bocray, CFA
Jeffrey P. Mellas, CAIA
PORTFOLIO INCEPTION
October 1, 1997
EFFECTIVE ALLOCATION1
(AS OF NOVEMBER 30, 2010)
TEN LARGEST MUTUAL FUNDS AND MASTER PORTFOLIOS HELD2 (AS OF NOVEMBER 30, 2010)

T. Rowe Price Blue Chip Growth Fund	21%
Thornburg International Value Fund	9%
Wells Fargo Advantage Endeavor Select Fund	9%
Wells Fargo Advantage Equity Value Portfolio	8%
Wells Fargo Advantage International Growth Portfolio	6%
Columbia Marsico Focused Equities Fund	5%
Wells Fargo Advantage Small Cap Growth Fund	5%
Royce Pennsylvania Small Cap Value Fund	5%
Wells Fargo Advantage Small Company Value Portfolio	5%
Wells Fargo Advantage Small Cap Value Fund	5%

1.	Effective allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the effective allocations shown.

2.	Portfolio holdings are subject to change and are calculated based on the total investments of the Portfolio.

Performance Highlights	Wells Fargo Advantage WealthBuilder Portfolio 15
Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (continued)
AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2010)

	Including Sales Charge					Excluding Sales Charge				Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[4]
WealthBuilder Tactical Equity Portfolio (WBGAX)	10/1/1997	9.38	11.70	0.58	0.68	11.04	13.40	0.89	0.83	2.42%	2.35%

S&P 500® Index[5]						9.50	9.94	0.98	0.81

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Portfolio’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.
Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to foreign investment risk and small company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

3.	Reflects the expense ratios as stated in the October 1, 2010 prospectus.

4.	The investment adviser has contractually committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the Portfolio’s contractual expense ratio at 1.50%. Without these reductions, the Portfolio’s returns would have been lower.

5.	The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

16 Wells Fargo Advantage WealthBuilder Portfolio	Portfolio Expenses
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2010 to November 30, 2010.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable portfolio to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio with other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
	06-01-2010	11-30-2010	the Period[1]	Expense Ratio[2]
WealthBuilder Conservative Allocation Portfolio
Actual	$1,000.00	$1,059.50	$7.74	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

WealthBuilder Moderate Balanced Portfolio
Actual	$1,000.00	$1,082.03	$7.83	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

WealthBuilder Growth Balanced Portfolio
Actual	$1,000.00	$1,110.42	$7.94	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

WealthBuilder Growth Allocation Portfolio
Actual	$1,000.00	$1,122.06	$7.98	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

WealthBuilder Equity Portfolio
Actual	$1,000.00	$1,114.29	$7.95	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

WealthBuilder Tactical Equity Portfolio
Actual	$1,000.00	$1,110.41	$7.94	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

1.	Expenses are equal to the Portfolio’s annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year ended).

2.	The annual expense ratios exclude any expenses allocated from Master Portfolios.

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolio 17
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

Shares	Security Name	Value
Investment Companies: 98.54%

Stock Funds: 11.25%
256,410	Columbia Marsico Focused Equities Fund	$5,651,281
130,391	DFA International Small Cap Value Portfolio	2,047,136
90,332	Dodge & Cox International Stock Fund	3,029,750
229,237	Eaton Vance Large Cap Value Fund	3,908,489
180,996	MFS Value Fund	3,891,424
76,744	Oppenheimer Developing Markets Fund	2,576,281
497,405	Royce Pennsylvania Small Cap Value Fund	5,436,632
618,172	T. Rowe Price Blue Chip Growth Fund	22,606,568
49,767	T. Rowe Price International Discovery Fund	2,055,389
157,369	Templeton Institutional Funds Foreign Equity Series	2,991,580
341,428	Thornburg International Value Fund	9,194,654

		63,389,184

Affiliated Stock Funds: 7.51%
115,852	Wells Fargo Advantage Emerging Markets Equity Fund†	2,603,198
997,359	Wells Fargo Advantage Endeavor Select Fund	9,494,862
NA	Wells Fargo Advantage Equity Value Portfolio	7,874,188
NA	Wells Fargo Advantage International Growth Portfolio	6,101,273
401,712	Wells Fargo Advantage Small Cap Growth Fund	5,523,543
170,558	Wells Fargo Advantage Small Cap Value Fund	5,331,651
NA	Wells Fargo Advantage Small Company Value Portfolio	5,403,166

		42,331,881

Bond Funds: 9.35%
4,082,771	Oppenheimer International Bond Fund	26,415,531
2,853,347	PIMCO High Yield Fund	26,250,794

		52,666,325

Affiliated Bond Funds: 65.56%
9,546,390	Wells Fargo Advantage Government Securities Fund	105,583,073
15,098,319	Wells Fargo Advantage Short Duration Government Bond Fund	158,230,387
NA	Wells Fargo Advantage Total Return Bond Portfolio	105,562,919

		369,376,379

Alternative Investment Funds: 4.87%
691,577	ING Global Real Estate Fund	10,823,185
1,923,556	PIMCO Commodity RealReturn Strategy Fund	16,638,757

		27,461,942

Total Investment Companies (Cost $522,979,735)		555,225,711

Shares		Yield
Short-Term Investments: 1.04%

Investment Companies: 0.06%
313,490	Wells Fargo Advantage Cash Investment Money Market Fund (l) (u)	0.14%	313,490

18 Wells Fargo Advantage WealthBuilder Portfolio	Portfolio of Investments—November 30, 2010 (Unaudited)
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

Principal			Interest Rate	Maturity Date	Value
US Treasury Bills: 0.98%
$2,945,000	US Treasury Bill^#		0.17	02/03/2011	2,944,099
1,210,000	US Treasury Bill^#		0.16	03/02/2011	1,209,495
1,385,000	US Treasury Bill^#		0.15	05/05/2011	1,384,101

					5,537,695

Total Short-Term Investments (Cost $5,851,185)					5,851,185

Total Investments in Securities (Cost $528,830,920)		99.58%			$561,076,896

Other Assets and Liabilities, Net		0.42			2,387,036

Total Net Assets		100.00%			$563,463,932

†	Non-income earning investment.

(I)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

^	Zero coupon security. Rate represents yield to maturity.

#	All or a portion of this security is segregated as collateral for futures transactions.

*	Cost for federal income tax purposes is $528,830,920 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$32,247,907
Gross unrealized depreciation	(1,931)

Net unrealized appreciation	$32,245,976
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolio 19
WEALTHBUILDER MODERATE BALANCED PORTFOLIO

Shares	Security Name	Value
Investment Companies: 97.70%

Stock Funds: 22.17%
503,115	Columbia Marsico Focused Equities Fund	$11,088,655
263,539	DFA International Small Cap Value Portfolio	4,137,565
184,411	Dodge & Cox International Stock Fund	6,185,143
460,630	Eaton Vance Large Cap Value Fund	7,853,740
364,198	MFS Value Fund	7,830,252
154,973	Oppenheimer Developing Markets Fund	5,202,458
973,383	Royce Pennsylvania Small Cap Value Fund	10,639,079
1,210,578	T. Rowe Price Blue Chip Growth Fund	44,270,820
100,859	T. Rowe Price International Discovery Fund	4,165,458
324,111	Templeton Institutional Funds Foreign Equity Series	6,161,342
691,296	Thornburg International Value Fund	18,616,603

		126,151,115

Affiliated Stock Funds: 14.74%
233,079	Wells Fargo Advantage Emerging Markets Equity Fund†	5,237,293
1,947,838	Wells Fargo Advantage Endeavor Select Fund	18,543,418
NA	Wells Fargo Advantage Equity Value Portfolio	15,746,396
NA	Wells Fargo Advantage International Growth Portfolio	12,385,163
784,808	Wells Fargo Advantage Small Cap Growth Fund	10,791,114
338,175	Wells Fargo Advantage Small Cap Value Fund	10,571,358
NA	Wells Fargo Advantage Small Company Value Portfolio	10,600,555

		83,875,297

Bond Funds: 9.26%
4,079,764	Oppenheimer International Bond Fund	26,396,076
2,860,713	PIMCO High Yield Fund	26,318,563

		52,714,639

Affiliated Bond Funds: 46.65%
467,662	Wells Fargo Advantage Cash Investment Money Market Fund	467,662
7,195,146	Wells Fargo Advantage Government Securities Fund	79,578,318
10,106,153	Wells Fargo Advantage Short Duration Government Bond Fund	105,912,481
NA	Wells Fargo Advantage Total Return Bond Portfolio	79,479,123

		265,437,584

Alternative Investment Funds: 4.88%
702,389	ING Global Real Estate Fund	10,992,383
1,939,365	PIMCO Commodity RealReturn Strategy Fund	16,775,510

		27,767,893

Total Investment Companies (Cost $513,681,776)		555,946,528

Shares		Yield
Short-Term Investments: 2.02%

Investment Companies: 0.09%
499,995	Wells Fargo Advantage Cash Investment Money Market Fund (l) (u)	0.14%	499,995

20 Wells Fargo Advantage WealthBuilder Portfolio	Portfolio of Investments—November 30, 2010 (Unaudited)
WEALTHBUILDER MODERATE BALANCED PORTFOLIO

Principal			Interest Rate	Maturity Date	Value
US Treasury Bills: 1.93%
$5,475,000	US Treasury Bill^#		0.16	02/03/2011	5,473,346
2,500,000	US Treasury Bill^#		0.16	03/02/2011	2,498,954
2,990,000	US Treasury Bill^#		0.18	05/05/2011	2,988,063

					10,960,363

Total Short-Term Investments (Cost $11,460,358)					11,460,358

Total Investments in Securities (Cost $525,142,134)*		99.72%			$567,406,886

Other Assets and Liabilities, Net		0.28			1,611,098

Total Net Assets		100.00%			$569,017,984

†	Non-income earning investment.

(I)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

^	Zero coupon security. Rate represents yield to maturity.

#	All or a portion of this security is segregated as collateral for futures transactions.

*	Cost for federal income tax purposes is $525,213,345 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$42,200,484
Gross unrealized depreciation	(6,943)

Net unrealized appreciation	$42,193,541
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolio 21
WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Shares	Security Name	Value
Investment Companies: 96.61%

Stock Funds: 35.87%
959,855	Columbia Marsico Focused Equities Fund	$21,155,198
493,675	DFA International Small Cap Value Portfolio	7,750,700
342,491	Dodge & Cox International Stock Fund	11,487,133
870,911	Eaton Vance Large Cap Value Fund	14,849,028
687,420	MFS Value Fund	14,779,522
290,659	Oppenheimer Developing Markets Fund	9,757,423
1,857,871	Royce Pennsylvania Small Cap Value Fund	20,306,534
2,313,217	T. Rowe Price Blue Chip Growth Fund	84,594,356
188,595	T. Rowe Price International Discovery Fund	7,788,976
598,623	Templeton Institutional Funds Foreign Equity Series	11,379,821
1,294,281	Thornburg International Value Fund	34,854,985

		238,703,676

Affiliated Stock Funds: 23.88%
437,771	Wells Fargo Advantage Emerging Markets Equity Fund†	9,836,705
3,710,857	Wells Fargo Advantage Endeavor Select Fund	35,327,360
NA	Wells Fargo Advantage Equity Value Portfolio	29,873,650
NA	Wells Fargo Advantage International Growth Portfolio	23,033,369
1,495,582	Wells Fargo Advantage Small Cap Growth Fund	20,564,249
641,631	Wells Fargo Advantage Small Cap Value Fund	20,057,401
NA	Wells Fargo Advantage Small Company Value Portfolio	20,222,389

		158,915,123

Bond Funds: 9.09%
4,658,518	Oppenheimer International Bond Fund	30,140,610
3,303,237	PIMCO High Yield Fund	30,389,780

		60,530,390

Affiliated Bond Funds: 23.00%
7,193,205	Wells Fargo Advantage Government Securities Fund	79,556,844
NA	Wells Fargo Advantage Total Return Bond Portfolio	73,484,883

		153,041,727

Alternative Investment Funds: 4.77%
799,993	ING Global Real Estate Fund	12,519,886
2,226,937	PIMCO Commodity RealReturn Strategy Fund	19,263,007

		31,782,893

Total Investment Companies (Cost $571,569,839)		642,973,809

Shares		Yield
Short-Term Investments: 3.42%

Investment Companies: 0.40%
2,652,130	Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.14%	2,652,130

22 Wells Fargo Advantage WealthBuilder Portfolio	Portfolio of Investments—November 30, 2010 (Unaudited)
WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Principal			Interest Rate	Maturity Date	Value
US Treasury Bills: 3.02%
$15,384,758	US Treasury Bill#^		0.14	02/03/2011	15,384,758
4,720,000	US Treasury Bill#^		0.14	05/05/2011	4,716,944

					20,101,702

Total Short-Term Investments (Cost $22,753,832)					22,753,832

Total Investments in Securities (Cost $594,323,671)*		100.03%			$665,727,641

Other Assets and Liabilities, Net		(0.03)			(208,793)

Total Net Assets		100.00%			$665,518,848

†	Non-income earning investment.

(I)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for futures transactions.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $594,570,488 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$71,399,926
Gross unrealized depreciation	(242,773)

Net unrealized appreciation	$71,157,153
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolio 23
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

Shares	Security Name	Value
Investment Companies: 96.45%

Stock Funds: 43.98%
447,955	Columbia Marsico Focused Equities Fund	$9,872,922
236,586	DFA International Small Cap Value Portfolio	3,714,396
165,793	Dodge & Cox International Stock Fund	5,560,713
413,124	Eaton Vance Large Cap Value Fund	7,043,770
326,783	MFS Value Fund	7,025,839
139,107	Oppenheimer Developing Markets Fund	4,669,837
868,623	Royce Pennsylvania Small Cap Value Fund	9,494,051
1,080,894	T. Rowe Price Blue Chip Growth Fund	39,528,287
90,657	T. Rowe Price International Discovery Fund	3,744,143
291,983	Templeton Institutional Funds Foreign Equity Series	5,550,591
621,166	Thornburg International Value Fund	16,728,003

		112,932,552

Affiliated Stock Funds: 29.16%
208,932	Wells Fargo Advantage Emerging Markets Equity Fund†	4,694,695
1,728,307	Wells Fargo Advantage Endeavor Select Fund	16,453,486
NA	Wells Fargo Advantage Equity Value Portfolio	14,095,819
NA	Wells Fargo Advantage International Growth Portfolio	11,118,288
697,460	Wells Fargo Advantage Small Cap Growth Fund	9,590,078
302,764	Wells Fargo Advantage Small Cap Value Fund	9,464,404
NA	Wells Fargo Advantage Small Company Value Portfolio	9,471,540

		74,888,310

Bond Funds: 5.50%
1,090,735	Oppenheimer International Bond Fund	7,057,057
769,012	PIMCO High Yield Fund	7,074,915

		14,131,972

Affiliated Bond Funds: 12.97%
1,506,113	Wells Fargo Advantage Government Securities Fund	16,657,613
NA	Wells Fargo Advantage Total Return Bond Portfolio	16,636,652

		33,294,265

Alternative Investment Funds: 4.84%
314,985	ING Global Real Estate Fund	4,929,517
867,227	PIMCO Commodity RealReturn Strategy Fund	7,501,512

		12,431,029

Total Investment Companies (Cost $218,443,609)		247,678,128

Shares		Yield
Short-Term Investments: 3.48%

Investment Companies: 0.21%

531,898	Wells Fargo Advantage Cash Investment Money Market Fund (l) (u)	0.14%	531,898

24 Wells Fargo Advantage WealthBuilder Portfolio	Portfolio of Investments—November 30, 2010 (Unaudited)
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

Principal			Interest Rate	Maturity Date	Value
US Treasury Bills: 3.27%
$4,635,000	US Treasury Bill^#		0.17	02/03/2011	4,633,590
1,890,000	US Treasury Bill^#		0.16	03/02/2011	1,889,210
1,880,000	US Treasury Bill^#		0.15	05/05/2011	1,878,780

					8,401,580

Total Short-Term Investments (Cost $8,933,478)					8,933,478

Total Investments in Securities (Cost $227,377,087)		99.93%			$256,611,606

Other Assets and Liabilities, Net		0.07			178,654

Total Net Assets		100.00%			$256,790,260

†	Non-income earning investment.

(I)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

^	Zero coupon security. Rate represents yield to maturity.

#	All or a portion of this security is segregated as collateral for futures transactions.

*	Cost for federal income tax purposes is $237,880,313 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$29,471,208
Gross unrealized depreciation	(10,739,915)

Net unrealized appreciation	$18,731,293
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolio 25
WEALTHBUILDER EQUITY PORTFOLIO

Shares	Security Name	Value
Investment Companies: 99.83%

Stock Funds: 57.40%
218,670	Columbia Marsico Focused Equities Fund	$4,819,478
158,764	DFA International Small Cap Value Portfolio	2,492,593
110,032	Dodge & Cox International Stock Fund	3,690,467
467,611	Eaton Vance Large Cap Value Fund	7,972,773
369,354	MFS Value Fund	7,941,120
93,626	Oppenheimer Developing Markets Fund	3,143,026
592,849	Royce Pennsylvania Small Cap Value Fund	6,479,842
527,558	T. Rowe Price Blue Chip Growth Fund	19,292,796
60,615	T. Rowe Price International Discovery Fund	2,503,402
192,201	Templeton Institutional Funds Foreign Equity Series	3,653,745
415,755	Thornburg International Value Fund	11,196,285

		73,185,527

Affiliated Stock Funds: 42.43%
141,361	Wells Fargo Advantage Emerging Markets Equity Fund†	3,176,382
843,627	Wells Fargo Advantage Endeavor Select Fund	8,031,327
NA	Wells Fargo Advantage Equity Value Portfolio	16,041,686
NA	Wells Fargo Advantage International Growth Portfolio	7,410,859
475,555	Wells Fargo Advantage Small Cap Growth Fund	6,538,887
205,763	Wells Fargo Advantage Small Cap Value Fund	6,432,166
NA	Wells Fargo Advantage Small Company Value Portfolio	6,463,510

		54,094,817

Total Investment Companies (Cost $108,809,335)		127,280,344

Shares			Yield
Short-Term Investments: 0.30%

Investment Companies: 0.30%

388,603	Wells Fargo Advantage Cash Investment Money Market Fund (l) (u)		0.14%	388,603

Total Short-Term Investments (Cost $388,603)				388,603

Total Investments in Securities (Cost $109,197,938)		100.13%		127,668,947

Other Assets and Liabilities, Net		(0.13)		(165,620)

Total Net Assets		100.00%		$127,503,327

†	Non-income earning investment.

(I)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $109,437,990 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$18,243,106
Gross unrealized depreciation	(12,149)

Net unrealized appreciation	$18,230,957
The accompanying notes are an integral part of these financial statements.

26 Wells Fargo Advantage WealthBuilder Portfolio	Portfolio of Investments—November 30, 2010 (Unaudited)
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

Shares	Security Name	Value
Investment Companies: 96.59%

Stock Funds: 58.03%
864,829	Columbia Marsico Focused Equities Fund	$19,060,835
452,835	DFA International Small Cap Value Portfolio	7,109,512
315,981	Dodge & Cox International Stock Fund	10,597,987
793,943	Eaton Vance Large Cap Value Fund	13,536,725
627,256	MFS Value Fund	13,485,994
266,758	Oppenheimer Developing Markets Fund	8,955,060
1,678,590	Royce Pennsylvania Small Cap Value Fund	18,346,985
2,089,389	T. Rowe Price Blue Chip Growth Fund	76,408,957
173,360	T. Rowe Price International Discovery Fund	7,159,752
554,610	Templeton Institutional Funds Foreign Equity Series	10,543,132
1,185,824	Thornburg International Value Fund	31,934,228

		217,139,167

Affiliated Stock Funds: 38.56%
401,866	Wells Fargo Advantage Emerging Markets Equity Fund†	9,029,938
3,350,754	Wells Fargo Advantage Endeavor Select Fund	31,899,176
NA	Wells Fargo Advantage Equity Value Portfolio	27,160,329
NA	Wells Fargo Advantage International Growth Portfolio	21,229,120
1,346,513	Wells Fargo Advantage Small Cap Growth Fund	18,514,558
582,315	Wells Fargo Advantage Small Cap Value Fund	18,203,174
NA	Wells Fargo Advantage Small Company Value Portfolio	18,266,164

		144,302,459

Total Investment Companies (Cost $300,872,728)		361,441,626

Shares		Yield
Short-Term Investments: 3.40%

Investment Companies: 0.80%
3,000,000	Wells Fargo Advantage Cash Investment Money Market Fund (l) (u)	0.14%	3,000,000

Principal			Interest Rate	Maturity Date
US Treasury Bills: 2.60%
$2,565,000	US Treasury Bill^#		0.14	02/03/2011	2,564,350
7,185,000	US Treasury Bill^#		0.14	05/05/2011	7,180,359

					9,744,709

Total Short-Term Investments (Cost $12,744,709)					12,744,709

Total Investments in Securities (Cost $313,617,437)		99.99%			374,186,335

Other Assets and Liabilities, Net		0.01			18,890

Total Net Assets		100.00%			$374,205,225

†	Non-income earning investment.

(I)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

^	Zero coupon security. Rate represents yield to maturity.

#	All or a portion of this security is segregated as collateral for futures transactions.

*	Cost for federal income tax purposes is $327,429,629 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$60,577,303
Gross unrealized depreciation	(13,820,597)

Net unrealized appreciation	$46,756,706
The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

28 Wells Fargo Advantage WealthBuilder Portfolio	Statements of Assets and Liabilities—November 30, 2010 (Unaudited)

	WealthBuilder	WealthBuilder
	Conservative	Moderate
	Allocation	Balanced
	Portfolio	Portfolio

Assets
Investments
In unaffiliated issuers, at value	$149,055,146	$217,594,010
In affiliated Master Portfolios, at value	124,941,546	118,211,237
In affiliated Underlying Funds, at value	287,080,204	231,601,639

Total investments, at value (see cost below)	561,076,896	567,406,886
Cash	524,047	905,760
Receivable for Portfolio shares sold	2,979,729	3,383,194
Receivable for investments sold	0	0
Receivable for dividends	926,109	730,762
Variation margin receivable on futures contracts	0	0
Prepaid expenses and other assets	54,791	46,493

Total assets	565,561,572	572,473,095

Liabilities
Payable for daily variation margin on open futures contracts	197,965	1,464,489
Payable for Portfolio shares redeemed	598,434	883,644
Payable for investments purchased	615,293	401,361
Investment advisory fee payable	62,225	64,925
Distribution fees payable	346,217	350,013
Due to other related parties	152,336	154,035
Shareholder servicing fees payable	115,406	116,693
Accrued expenses and other liabilities	9,764	19,951

Total liabilities	2,097,640	3,455,111

Total net assets	$563,463,932	$569,017,984

NET ASSETS CONSIST OF
Paid-in capital	$535,463,988	$553,324,703
Undistributed net investment income (loss)	184,023	1,214,740
Accumulated net realized losses on investments	(8,083,480)	(34,993,388)
Net unrealized gains on investments	35,899,401	49,471,929

Total net assets	$563,463,932	$569,017,984

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets	$563,463,932	$569,017,984
Shares outstanding	53,158,238	52,857,656
Net asset value and offering price per share	$10.60	$10.77
Maximum offering price per share[2]	$10.76	$10.93

Total investments, at cost	$528,830,920	$525,142,134

1.	Each Fund has an unlimited amount of authorized shares.

2.	Maximum offering price is computed as 100/98.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—November 30, 2010 (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolio 29

WealthBuilder	WealthBuilder		WealthBuilder
Growth	Growth	WealthBuilder	Tactical
Balanced	Allocation	Equity	Equity
Portfolio	Portfolio	Portfolio	Portfolio

$351,118,661	$147,897,133	$73,185,527	$226,883,876
146,614,291	51,322,299	29,916,055	66,655,613
167,994,689	57,392,174	24,567,365	80,646,846

665,727,641	256,611,606	127,668,947	374,186,335
202,839	295,954	0	360,099
1,511,024	1,038,314	185,315	579,043
0	0	11,232	0
512,010	115,742	0	0
0	0	0	334,984
32,909	23,506	21,488	17,493

667,986,423	258,085,122	127,886,982	375,477,954

701,732	242,616	0	0
551,177	367,444	187,583	366,326
308,828	320,411	0	364,879
74,947	24,475	3,573	42,267
415,708	159,105	80,293	233,729
182,871	69,985	35,329	102,841
138,539	53,019	26,527	77,909
93,773	57,807	50,350	84,778

2,467,575	1,294,862	383,655	1,272,729

$665,518,848	$256,790,260	$127,503,327	$374,205,225

$737,869,431	$280,458,795	$154,633,204	$504,480,732
3,610,221	290,967	(520,504)	(1,642,767)
(160,797,688)	(58,785,915)	(45,080,382)	(199,034,779)
84,836,884	34,826,413	18,471,009	70,402,039

$665,518,848	$256,790,260	$127,503,327	$374,205,225

$665,518,848	$256,790,260	$127,503,327	$374,205,225
62,441,366	24,492,496	12,579,177	30,501,717
$10.66	$10.48	$10.14	$12.27
$10.82	$10.64	$10.29	$12.46

$594,323,671	$227,377,087	$109,197,938	$313,617,437

30 Wells Fargo Advantage WealthBuilder Portfolio	Statements of Operations—For the Six Months Ended November 30, 2010 (Unaudited)

	WealthBuilder	WealthBuilder
	Conservative	Moderate
	Allocation	Balanced
	Portfolio	Portfolio

Investment income
Dividends from unaffiliated issuers	$2,546,486	$2,745,091
Dividends from affiliated Underlying Funds	3,706,891	2,660,852
Dividends allocated from affiliated Master Portfolios*	210,021	415,400
Interest	2,745	4,926
Income allocated from affiliated Master Portfolios	1,555,932	1,216,254
Expenses allocated from affiliated Master Portfolios	(283,129)	(348,221)
Waivers allocated from affiliated Master Portfolios	17,742	24,623

Total investment income	7,756,688	6,718,925

Expenses
Investment advisory fee	509,369	518,157
Administration fees	840,459	854,959
Shareholder servicing fees	636,712	647,696
Distribution fees	1,910,135	1,943,089
Custody and accounting fees	39,248	35,329
Professional fees	13,346	13,346
Registration fees	10,027	12,534
Shareholder report expenses	11,029	17,548
Trustees’ fees and expenses	5,303	5,303
Other fees and expenses	2,450	2,982

Total expenses	3,978,078	4,050,943
Less: Fee waivers and/or expense reimbursements	(157,809)	(164,764)

Net expenses	3,820,269	3,886,179

Net investment income (loss)	3,936,419	2,832,746

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated issuers	541,660	(941,548)
Affiliated Underlying Funds	(105,790)	(256,974)
Futures transactions	(1,341,776)	(3,381,892)
Transactions allocated from affiliated Master Portfolios	3,478,506	4,144,270

Net realized gains (losses) on investments	2,572,600	(436,144)

Net change in unrealized gains (losses) on:
Unaffiliated issuers	12,694,055	20,722,576
Affiliated Underlying Funds	4,538,877	6,248,038
Futures transactions	4,213,268	8,644,976
Transactions allocated from affiliated Master Portfolios	1,483,193	2,612,221

Net change in unrealized gains (losses) on investments	22,929,393	38,227,811
Net realized and unrealized gains on investments	25,501,993	37,791,667

Net increase in net assets resulting from operations	$29,438,412	$40,624,413

* Net of foreign withholding taxes allocated from Master Portfolios	$6,988	$23,669
The accompanying notes are an integral part of these financial statements.

Statements of Operations—For the Six Months Ended November 30, 2010 (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolio 31

WealthBuilder	WealthBuilder		WealthBuilder
Growth	Growth	WealthBuilder	Tactical
Balanced	Allocation	Equity	Equity
Portfolio	Portfolio	Portfolio	Portfolio

$3,611,835	$1,166,765	$259,050	$597,072
1,184,036	240,722	0	0
809,430	372,733	274,713	643,367
2,351	3,881	1,222	11,152
1,157,146	256,657	5,476	16,373
(546,810)	(220,847)	(142,699)	(347,477)
41,482	17,563	11,401	31,723

6,259,470	1,837,474	409,163	952,210

624,689	234,086	122,746	356,278
1,030,737	386,243	202,531	587,859
780,144	292,376	153,094	443,991
2,342,585	877,824	460,297	1,336,043
40,638	41,539	20,878	33,855
13,346	13,346	13,346	13,346
12,525	12,534	8,023	12,534
43,488	17,548	15,041	31,438
5,303	5,303	5,303	5,303
5,924	2,215	2,060	5,024

4,899,379	1,883,014	1,003,319	2,825,671
(214,209)	(127,541)	(82,725)	(153,586)

4,685,170	1,755,473	920,594	2,672,085

1,574,300	82,001	(511,431)	(1,719,875)

968,055	278,449	(72,996)	6,294,959
(428,240)	(330,125)	(1,883)	(515,007)
(6,723,720)	(2,559,468)	0	(2,598,432)
7,150,348	2,478,325	1,636,854	3,326,874

966,443	(132,819)	1,561,975	6,508,394

25,688,671	14,387,275	8,343,782	19,467,989
10,257,513	4,002,594	2,540,229	9,243,845
16,348,096	6,739,820	0	1,579,940
11,426,563	2,579,097	1,319,635	2,435,540

63,720,843	27,708,786	12,203,646	32,727,314
64,687,286	27,575,967	13,765,621	39,235,708

$66,261,586	$27,657,968	$13,254,190	$37,515,833

$28,253	$12,400	$8,823	$23,669

32 Wells Fargo Advantage WealthBuilder Portfolio	Statements of Changes in Net Assets

	WealthBuilder Conservative
	Allocation Portfolio
	Six Months Ended
	November 30, 2010		Year Ended
	(Unaudited)		May 31, 2010

Operations
Net investment income		$3,936,419		$7,048,106
Net realized gains (losses) on investments		2,572,600		4,255,159
Net change in unrealized gains (losses) on investments		22,929,393		12,656,956

Net increase in net assets resulting from operations		29,438,412		23,960,221

Distributions to shareholders from net investment income		(3,835,906)		(7,196,750)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	13,332,488	137,565,474	27,820,011	278,966,243
Net asset value of shares issued in reinvestment of distributions	341,835	3,550,752	665,365	6,680,033
Payment for shares redeemed	(4,386,594)	(45,500,261)	(6,651,939)	(66,847,447)

Net increase in net assets resulting from capital share transactions		95,615,965		218,798,829

Total increase in net assets		121,218,471		235,562,300

Net assets
Beginning of period		442,245,461		206,683,161

End of period		$563,463,932		$442,245,461

Undistributed net investment income		$184,023		$83,510

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage WealthBuilder Portfolio 33

WealthBuilder Moderate				WealthBuilder Growth
Balanced Portfolio				Balanced Portfolio
Six Months Ended				Six Months Ended
November 30, 2010		Year Ended		November 30, 2010		Year Ended
(Unaudited)		May 31, 2010		(Unaudited)		May 31, 2010

	$2,832,746		$6,062,219		$1,574,300		$6,178,308
	(436,144)		6,230,555		966,443		8,910,456
	38,227,811		22,047,872		63,720,843		57,435,998

	40,624,413		34,340,646		66,261,586		72,524,762

	(2,805,058)		(5,621,795)		0		(5,411,799)

Shares		Shares		Shares		Shares

10,501,040	108,459,733	26,393,068	263,482,068	7,135,529	71,118,880	18,461,600	179,441,778
265,679	2,689,170	542,106	5,386,716	0	0	527,886	5,241,911
(5,138,233)	(52,897,721)	(7,417,133)	(74,247,227)	(6,260,390)	(62,768,694)	(11,256,008)	(107,889,579)

	58,251,182		194,621,557		8,350,186		76,794,110

	96,070,537		223,340,408		74,611,772		143,907,073

	472,947,447		249,607,039		590,907,076		447,000,003

	$569,017,984		$472,947,447		$665,518,848		$590,907,076

	$1,214,740		$1,187,052		$3,610,221		$2,035,921

34 Wells Fargo Advantage WealthBuilder Portfolio	Statements of Changes in Net Assets

	WealthBuilder Growth
	Allocation Portfolio
	Six Months Ended
	November 30, 2010		Year Ended
	(Unaudited)		May 31, 2010

Operations
Net investment income (loss)		$82,001		$911,802
Net realized gains (losses) on investments		(132,819)		(99,580)
Net change in unrealized gains (losses) on investments		27,708,786		24,681,229

Net increase in net assets resulting from operations		27,657,968		25,493,451

Distributions to shareholders from net investment income		0		(836,094)

	Shares		Shares
Capital shares transactions
Proceeds from shares sold	3,227,994	31,460,617	8,765,187	82,382,506
Net asset value of shares issued in reinvestment of distributions	0	0	83,526	815,216
Payment for shares redeemed	(2,227,049)	(21,685,182)	(3,870,140)	(36,189,012)

Net increase (decrease) in net assets resulting from capital share transactions		9,775,435		47,008,710

Total increase in net assets		37,433,403		71,666,067

Net assets
Beginning of period		219,356,857		147,690,790

End of period		$256,790,260		$219,356,857

Undistributed net investment income (loss)		$290,967		$208,966

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage WealthBuilder Portfolio 35

				WealthBuilder Tactical
WealthBuilder Equity Portfolio				Equity Portfolio
Six Months Ended				Six Months Ended
November 30, 2010		Year Ended		November 30, 2010		Year Ended
(Unaudited)		May 31, 2010		(Unaudited)		May 31, 2010

	$(511,431)		$(828,379)		$(1,719,875)		$(1,929,445)
	1,561,975		(5,025,855)		6,508,394		(22,029,294)
	12,203,646		24,155,922		32,727,314		86,410,113

	13,254,190		18,301,688		37,515,833		62,451,374

	0		0		0		0

Shares		Shares		Shares		Shares

824,259	7,831,137	2,113,893	19,706,364	1,762,180	20,105,768	5,379,320	59,747,071
0	0	0	0	0	0	0	0
(1,431,897)	(13,575,072)	(2,447,011)	(22,349,398)	(3,503,052)	(39,798,523)	(6,529,307)	(70,586,169)

	(5,743,935)		(2,643,034)		(19,692,755)		(10,839,098)

	7,510,255		15,658,654		17,823,078		51,612,276

	119,993,072		104,334,418		356,382,147		304,769,871

	$127,503,327		$119,993,072		$374,205,225		$356,382,147

	$(520,504)		$(9,073)		$(1,642,767)		$77,108

36 Wells Fargo Advantage WealthBuilder Portfolio	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net	Distributions
	Value Per	Investment	Gains (Losses)	Investment	from Net
	Share	Income (Loss)	on Investments	Income	Realized Gains

WealthBuilder Conservative Allocation Portfolio

June 1, 2010 to November 30, 2010 (Unaudited)	$10.08	0.08	0.52	(0.08)	0.00
June 1, 2009 to May 31, 2010	$9.38	0.21	0.71	(0.22)	0.00
June 1, 2008 to May 31, 2009	$10.64	0.31	(1.23)	(0.32)	(0.02)
June 1, 2007 to May 31, 2008	$10.84	0.33	(0.01)	(0.32)	(0.20)
June 1, 2006 to May 31, 2007	$10.31	0.27	0.60	(0.28)	(0.06)
June 1, 2005 to May 31, 2006	$10.21	0.21	0.11	(0.21)	(0.01)

WealthBuilder Moderate Balanced Portfolio

June 1, 2010 to November 30, 2010 (Unaudited)	$10.01	0.04	0.78	(0.06)	0.00
June 1, 2009 to May 31, 2010	$9.01	0.15	1.00	(0.15)	0.00
June 1, 2008 to May 31, 2009	$11.35	0.24	(2.32)	(0.26)	0.00
June 1, 2007 to May 31, 2008	$12.00	0.29	(0.30)	(0.29)	(0.35)
June 1, 2006 to May 31, 2007	$10.95	0.21	1.15	(0.20)	(0.11)
June 1, 2005 to May 31, 2006	$10.42	0.14	0.54	(0.13)	(0.02)

WealthBuilder Growth Balanced Portfolio

June 1, 2010 to November 30, 2010 (Unaudited)	$9.60	0.02	1.04	0.00	0.00
June 1, 2009 to May 31, 2010	$8.30	0.10	1.29	(0.09)	0.00
June 1, 2008 to May 31, 2009	$12.27	0.17	(3.86)	(0.20)	(0.08)
June 1, 2007 to May 31, 2008	$13.85	0.27	(0.79)	(0.25)	(0.81)
June 1, 2006 to May 31, 2007	$12.45	0.14	1.99	(0.13)	(0.60)
June 1, 2005 to May 31, 2006	$11.76	0.15	1.12	(0.14)	(0.44)

WealthBuilder Growth Allocation Portfolio

June 1, 2010 to November 30, 2010 (Unaudited)	$9.34	0.01	1.13	0.00	0.00
June 1, 2009 to May 31, 2010	$7.98	0.04	1.36	(0.04)	0.00
June 1, 2008 to May 31, 2009	$12.47	0.12	(4.41)	(0.12)	(0.08)
June 1, 2007 to May 31, 2008	$13.99	0.20	(0.99)	(0.19)	(0.54)
June 1, 2006 to May 31, 2007	$11.93	0.08	2.23	(0.07)	(0.18)
June 1, 2005 to May 31, 2006	$10.70	0.02	1.30	(0.03)	(0.06)

WealthBuilder Equity Portfolio

June 1, 2010 to November 30, 2010 (Unaudited)	$9.10	(0.04)	1.08	0.00	0.00
June 1, 2009 to May 31, 2010	$7.72	(0.06)	1.44	0.00	0.00
June 1, 2008 to May 31, 2009	$12.55	(0.01)	(4.39)	(0.01)	(0.42)
June 1, 2007 to May 31, 2008	$15.11	0.11	(1.36)	(0.10)	(1.21)
June 1, 2006 to May 31, 2007	$13.00	(0.02)	2.64	0.00	(0.51)
June 1, 2005 to May 31, 2006	$11.44	(0.04)	1.60	0.00	0.00

WealthBuilder Tactical Equity Portfolio

June 1, 2010 to November 30, 2010 (Unaudited)	$11.05	(0.06)	1.28	0.00	0.00
June 1, 2009 to May 31, 2010	$9.13	(0.06)	1.98	0.00	0.00
June 1, 2008 to May 31, 2009	$15.79	(0.01)	(5.98)	(0.01)	(0.66)
June 1, 2007 to May 31, 2008	$18.72	0.22	(1.49)	(0.21)	(1.45)
June 1, 2006 to May 31, 2007	$15.48	0.02	3.54	(0.00)[3]	(0.32)
June 1, 2005 to May 31, 2006	$13.01	(0.04)	2.51	0.00	0.00

1.	These ratios do not include the expenses allocated from the Master Portfolios.

2.	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.

3.	Amount calculated is less than $0.005.

4.	Calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage WealthBuilder Portfolio 37

Ending
Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Share	Income (Loss)	Expenses[1]	Expenses[1]	Return[2]	Rate[4]	(000’s omitted)

$10.60	1.56%	1.56%	1.50%	5.95%	86%	$563,464
$10.08	2.18%	1.56%	1.50%	9.87%	157%	$442,245
$9.38	3.43%	1.56%	1.50%	(8.47)%	153%	$206,683
$10.64	3.06%	1.59%	1.50%	3.04%	135%	$134,804
$10.84	2.67%	1.60%	1.50%	8.58%	190%	$70,051
$10.31	2.30%	1.62%	1.50%	3.29%	163%	$40,290

$10.77	1.05%	1.56%	1.50%	8.20%	75%	$569,018
$10.01	1.62%	1.57%	1.50%	12.81%	130%	$472,947
$9.01	2.76%	1.57%	1.50%	(18.25)%	134%	$249,607
$11.35	2.61%	1.57%	1.50%	(0.14)%	109%	$245,104
$12.00	2.00%	1.56%	1.50%	12.66%	149%	$145,930
$10.95	1.60%	1.60%	1.50%	6.62%	152%	$69,826

$10.66	0.47%	1.57%	1.50%	11.04%	76%	$665,519
$9.60	1.12%	1.56%	1.50%	16.75%	120%	$590,907
$8.30	1.95%	1.56%	1.50%	(29.76)%	142%	$447,000
$12.27	2.07%	1.57%	1.50%	(4.00)%	104%	$693,612
$13.85	1.18%	1.53%	1.50%	17.58%	143%	$620,020
$12.45	1.13%	1.53%	1.50%	10.88%	139%	$449,306

$10.48	0.07%	1.61%	1.50%	12.21%	61%	$256,790
$9.34	0.47%	1.60%	1.50%	17.51%	97%	$219,357
$7.98	1.42%	1.59%	1.50%	(34.13)%	119%	$147,691
$12.47	1.59%	1.58%	1.50%	(5.84)%	76%	$207,241
$13.99	0.64%	1.58%	1.50%	19.51%	95%	$148,309
$11.93	0.08%	1.63%	1.50%	12.27%	108%	$68,042

$10.14	(0.83)%	1.63%	1.50%	11.43%	24%	$127,503
$9.10	(0.68)%	1.61%	1.50%	17.88%	46%	$119,993
$7.72	(0.08)%	1.61%	1.50%	(34.63)%	62%	$104,334
$12.55	0.73%	1.59%	1.50%	(8.75)%	37%	$187,597
$15.11	(0.14)%	1.58%	1.50%	20.54%	43%	$207,401
$13.00	(0.34)%	1.59%	1.50%	13.64%	70%	$154,909

$12.27	(0.97)%	1.59%	1.50%	11.04%	43%	$374,205
$11.05	(0.54)%	1.57%	1.50%	21.03%	89%	$356,382
$9.13	(0.01)%	1.57%	1.50%	(37.36)%	123%	$304,770
$15.79	1.28%	1.57%	1.50%	(7.31)%	47%	$582,572
$18.72	0.08%	1.56%	1.50%	23.20%	50%	$513,947
$15.48	(0.30)%	1.55%	1.50%	18.99%	76%	$269,225

38 Wells Fargo Advantage WealthBuilder Portfolio	Notes to Financial Statements (Unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (“WealthBuilder Conservative Allocation Portfolio”), Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (“WealthBuilder Moderate Balanced Portfolio”), Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (“WealthBuilder Growth Balanced Portfolio”), Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (“WealthBuilder Growth Allocation Portfolio”), Wells Fargo Advantage WealthBuilder Equity Portfolio (“WealthBuilder Equity Portfolio”) and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (“WealthBuilder Tactical Equity Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.
The Portfolios seek to achieve their investment objectives by allocating their assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Portfolio investing in a Master Portfolio acquires an indirect interest in those securities. Each Portfolio accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements and financial highlights for the Underlying Funds and Master Portfolios are presented in separate financial statements and may be obtained from Wells Fargo Investor Services or from the servicing agent of the unaffiliated Underlying Funds.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Portfolios should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolios’ Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Portfolios to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolio 39
Futures contracts
Certain Portfolios may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolios may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Security transactions and income recognition
Income dividends and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. Capital gain distributions from Underlying Funds are treated as realized gains. Each Portfolio records on a daily basis its proportionate share of each Master Portfolio’s interest and dividend income, in addition to expenses and realized and unrealized gains and losses.
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
Federal and other taxes
Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
At May 31, 2010, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

	Expiration
	2017	2018

WealthBuilder Conservative Allocation Portfolio	$3,040,712	$1,520,765
WealthBuilder Moderate Balanced Portfolio	11,827,450	13,307,402
WealthBuilder Growth Balanced Portfolio	44,040,467	90,147,871
WealthBuilder Growth Allocation Portfolio	14,320,404	34,312,132
WealthBuilder Equity Portfolio	5,904,385	37,702,486
WealthBuilder Tactical Equity Portfolio	63,879,487	119,547,647

40 Wells Fargo Advantage WealthBuilder Portfolio	Notes to Financial Statements (Unaudited)
At May 31, 2010, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

Deferred Post-October
Capital Loss

WealthBuilder Conservative Allocation Portfolio	$151,071
WealthBuilder Moderate Balanced Portfolio	2,607,796
WealthBuilder Growth Balanced Portfolio	2,506,493
WealthBuilder Growth Allocation Portfolio	681,509
WealthBuilder Equity Portfolio	166,156
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of November 30, 2010, the inputs used in valuing each Portfolio’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

WealthBuilder Conservative Allocation Portfolio
Equity securities
Investment companies	$430,284,165	$124,941,546	$0	$555,225,711
Short-term investments
Investment companies	313,490	0	0	313,490
U.S. Treasury obligations	0	5,537,695	0	5,537,695

	$430,597,655	$130,479,241	$0	$561,076,896

WealthBuilder Moderate Balanced Portfolio
Equity securities
Investment companies	$437,735,291	$118,211,237	$0	$555,946,528
Short-term investments
Investment companies	499,995	0	0	499,995
U.S. Treasury obligations	0	10,960,363	0	10,960,363

	$438,235,286	$129,171,600	$0	$567,406,886

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolio 41

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

WealthBuilder Growth Balanced Portfolio
Equity securities
Investment companies	$496,359,518	$146,614,291	$0	$642,973,809
Short-term investments
Investment companies	2,652,130	0	0	2,652,130
U.S. Treasury obligations	0	20,101,702	0	20,101,702

	$499,011,648	$166,715,993	$0	$665,727,641

WealthBuilder Growth Allocation Portfolio
Equity securities
Investment companies	$196,355,829	$51,322,299	$0	$247,678,128
Short-term investments
Investment companies	531,898	0	0	531,898
U.S. Treasury obligations	0	8,401,580	0	8,401,580

	$196,887,727	$59,723,879	$0	$256,611,606

WealthBuilder Equity Portfolio
Equity securities
Investment companies	$97,364,289	$29,916,055	$0	$127,280,344
Short-term investments
Investment companies	388,603	0	0	388,603

	$97,752,892	$29,916,055	$0	$127,668,947

WealthBuilder Tactical Equity Portfolio
Equity securities
Investment companies	$294,786,013	$66,655,613	$0	$361,441,626
Short-term investments
Investment companies	3,000,000	0	0	3,000,000
U.S. Treasury obligations	0	9,744,709	0	9,744,709

	$297,786,013	$76,400,322	$0	$374,186,335

Further details on the major security types listed above can be found in the each Portfolio’s Portfolio of Investments.
As of November 30, 2010, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Futures contracts	(Level 1)	(Level 2)	(Level 3)	Total

WealthBuilder Conservative Allocation Portfolio	$0	$3,653,425	$0	$3,653,425
WealthBuilder Moderate Balanced Portfolio	0	7,207,177	0	7,207,177
WealthBuilder Growth Balanced Portfolio	0	13,432,914	0	13,432,914
WealthBuilder Growth Allocation Portfolio	0	5,591,894	0	5,591,894
WealthBuilder Tactical Equity Portfolio	0	9,833,141	0	9,833,141

42 Wells Fargo Advantage WealthBuilder Portfolio	Notes to Financial Statements (Unaudited)
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fees
The Trust has entered into an investment advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the investment sub-adviser, who is responsible for day-to-day portfolio management of the Portfolios.
Pursuant to the contract, Funds Management is paid an annual investment advisory fee starting at 0.20% and declining to 0.15% as the average daily net assets of each Portfolio increases. For the six months ended November 30, 2010, the investment advisory fee was equivalent to an annual rate of 0.20% for each Portfolio’s average daily net assets.
Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management to the Portfolios. Wells Capital Management, an affiliate of Funds Management, is the investment sub-adviser to the Portfolios. The fees related to investment sub-advisory services are borne directly by the investment adviser and do not increase the overall fees paid by a Portfolio to the investment adviser. The investment sub-adviser is paid an annual investment sub-advisory fee of 0.15% of each Portfolio’s average daily net assets.
Funds Management also serves as the investment adviser to and is entitled to receive a fee from each Master Portfolio and affiliated Underlying Fund.
Administration and transfer agent fees
The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Portfolio an annual fee starting at 0.33% and declining to 0.31% as the average daily net assets of each Portfolio increases. For the six months ended November 30, 2010, the administration fee for each Portfolio was equivalent to an annual rate of 0.33% of each Portfolio’s average daily net assets.
Funds Management has contractually waived and/or reimbursed investment advisory and administration fees during the six months ended November 30, 2010 to the extent necessary to maintain certain net operating expense ratios for the Portfolios.
Distribution fees
The Trust has adopted a Distribution Plan for each Portfolio pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Portfolio at an annual rate of 0.75% of each Portfolio’s average daily net assets.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Portfolio is charged a fee at an annual rate of 0.25% of its average daily net assets.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended November 30, 2010, were as follows:

	Purchases at Cost	Sales Proceeds

WealthBuilder Conservative Allocation Portfolio*	$512,017,434	$435,433,353
WealthBuilder Moderate Balanced Portfolio*	430,400,050	383,356,106
WealthBuilder Growth Balanced Portfolio*	466,044,355	459,069,885
WealthBuilder Growth Allocation Portfolio*	145,127,891	138,462,833
WealthBuilder Equity Portfolio*	28,181,892	40,379,307
WealthBuilder Tactical Equity Portfolio*	146,551,033	148,096,680

*	The Portfolio seeks to achieve its investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Portfolio’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolio 43
Purchases and sales of affiliated and unaffiliated Underlying Funds in which the Portfolios invest are actual aggregate purchases and sales of those funds.
6. INVESTMENTS IN AFFILIATES
A summary of each Portfolio’s transactions in shares of affiliated underlying Funds (excluding the Master Portfolios) during the six months ended November 30, 2010 were as follows:

	Value, Beginning	Cost of	Proceeds	Dividend	Value, End of
	of Period	Purchases	from Sales	Income	Period

WealthBuilder Conservative Allocation Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	$0	$2,655,164	$85,038	$0	$2,603,198
Wells Fargo Advantage Endeavor Select Fund	5,268,919	3,597,629	554,042	0	9,494,862
Wells Fargo Advantage Government Securities Fund	82,800,109	2,103,050	379,509	1,515,101	105,583,073
Wells Fargo Advantage Short Duration Government Bond Fund	124,209,845	33,698,721	308,219	2,191,790	158,230,387
Wells Fargo Advantage Small Cap Growth Fund	4,207,071	1,100,747	403,992	0	5,523,543
Wells Fargo Advantage Small Cap Value Fund	4,276,748	668,981	222,561	0	5,331,651

Total	$220,762,692	$43,824,292	$1,953,361	$3,706,891	$286,766,714

WealthBuilder Moderate Balanced Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	$0	$5,280,576	$104,798	$0	$5,237,293
Wells Fargo Advantage Endeavor Select Fund	10,894,856	6,330,319	913,124	0	18,543,418
Wells Fargo Advantage Cash Investment Money Market Fund	0	467,662	0	0	467,662
Wells Fargo Advantage Government Securities Fund	67,014,849	15,697,679	4,220,401	1,156,309	79,578,318
Wells Fargo Advantage Short Duration Government Bond Fund	89,765,004	20,940,091	5,225,549	1,504,543	105,912,481
Wells Fargo Advantage Small Cap Growth Fund	8,701,061	1,681,653	680,663	0	10,791,114
Wells Fargo Advantage Small Cap Value Fund	8,737,275	1,080,440	397,514	0	10,571,358

Total	$185,113,045	$51,478,420	$11,542,049	$2,660,852	$231,101,644

WealthBuilder Growth Balanced Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	$0	$9,933,385	$217,386	$0	$9,836,705
Wells Fargo Advantage Endeavor Select Fund	22,291,463	11,319,612	2,656,026	0	35,327,360
Wells Fargo Advantage Government Securities Fund	71,068,688	26,133,318	18,804,443	1,184,036	79,556,844
Wells Fargo Advantage Small Cap Growth Fund	17,844,344	2,413,245	1,713,267	0	20,564,249
Wells Fargo Advantage Small Cap Value Fund	18,102,515	961,188	1,197,519	0	20,057,401

Total	$129,307,010	$50,760,748	$24,588,641	$1,184,036	$165,342,559

WealthBuilder Growth Allocation Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	$0	$4,770,869	$131,526	$0	$4,694,695
Wells Fargo Advantage Endeavor Select Fund	10,189,293	5,479,986	1,188,503	0	16,453,486
Wells Fargo Advantage Government Securities Fund	14,366,010	7,930,897	5,871,633	240,722	16,657,613
Wells Fargo Advantage Small Cap Growth Fund	8,172,047	1,221,467	738,170	0	9,590,078
Wells Fargo Advantage Small Cap Value Fund	8,265,452	769,959	580,240	0	9,464,404

Total	$40,992,802	$20,173,178	$8,510,072	$240,722	$56,860,276

WealthBuilder Equity Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	$0	$3,209,551	$71,977	$0	$3,176,382
Wells Fargo Advantage Endeavor Select Fund	7,524,106	94,392	757,873	0	8,031,327
Wells Fargo Advantage Small Cap Growth Fund	5,980,772	359,103	430,015	0	6,538,887
Wells Fargo Advantage Small Cap Value Fund	6,055,701	103,308	426,650	0	6,432,166

Total	$19,560,579	$3,766,354	$1,686,515	$0	$24,178,762

WealthBuilder Tactical Equity Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	$0	$9,666,677	$753,722	$0	$9,029,938
Wells Fargo Advantage Endeavor Select Fund	13,019,258	18,567,552	4,630,435	0	31,899,176
Wells Fargo Advantage Small Cap Growth Fund	17,273,797	1,428,031	1,933,300	0	18,514,558
Wells Fargo Advantage Small Cap Value Fund	17,431,286	547,156	1,711,028	0	18,203,174

Total	$47,724,341	$30,209,416	$9,028,485	$0	$77,646,846

44 Wells Fargo Advantage WealthBuilder Portfolio	Notes to Financial Statements (Unaudited)
7. DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2010, each Portfolio, except WealthBuilder Equity Portfolio, entered into futures contracts for hedging purposes.
At November 30, 2010, the Portfolios had long and short futures contracts outstanding as follows:

				Initial	Value at
	Expiration			Contract	November 30,	Net Unrealized
	Date	Contracts	Type	Amount	2010	Gains (Losses)

WealthBuilder Conservative Allocation Portfolio	December 2010	119 Long	S&P 500 Index	$33,075,273	$35,093,100	$2,017,827
	December 2010	228 Long	Russell 2000 Index	16,077,246	16,564,200	486,954
	December 2010	218 Short	MSCI EAFE Index	17,758,837	16,716,240	1,042,597
	December 2010	60 Short	MSCI Emerging Market Index	3,388,821	3,221,400	167,421
	March 2011	16 Long	10-Year U.S. Treasury Notes	1,991,500	1,985,750	$(5,750)
	March 2011	223 Short	30-Year U.S. Treasury Bonds	28,328,095	28,383,719	(55,624)

WealthBuilder Moderate Balanced Portfolio	December 2010	238 Long	S&P 500 Index	66,198,924	70,186,200	3,987,276
	December 2010	451 Long	Russell 2000 Index	31,800,141	32,765,150	965,009
	December 2010	436 Short	MSCI EAFE Index	35,463,533	33,432,480	2,031,053
	December 2010	124 Short	MSCI Emerging Market Index	6,985,212	6,657,560	327,652
	March 2011	24 Long	10-Year U.S. Treasury Notes	2,987,250	2,978,625	(8,625)
	March 2011	451 Short	30-Year U.S. Treasury Bonds	57,308,656	57,403,844	(95,188)

WealthBuilder Growth Balanced Portfolio	December 2010	847 Long	Russell 2000 Index	59,719,822	61,534,550	1,814,728
	December 2010	436 Long	S&P 500 Index	121,332,855	128,576,400	7,243,545
	December 2010	238 Short	MSCI Emerging Market Index	13,405,620	12,778,220	627,400
	December 2010	830 Short	MSCI EAFE Index	67,548,016	63,644,400	3,903,616
	March 2011	24 Long	10-Year U.S. Treasury Notes	2,987,250	2,978,625	(8,625)
	March 2011	788 Short	30-Year U.S. Treasury Bonds	100,149,875	100,297,625	(147,750)

WealthBuilder Growth Allocation Portfolio	December 2010	402 Long	Russell 2000 Index	28,345,300	29,205,300	860,000
	December 2010	178 Long	S&P 500 Index	49,807,162	52,492,200	2,685,038
	December 2010	390 Short	MSCI EAFE Index	31,731,875	29,905,200	1,826,675
	December 2010	110 Short	MSCI Emerging Market Index	6,194,487	5,905,900	288,587
	March 2011	6 Long	10-Year U.S. Treasury Notes	746,812	744,656	(2,156)
	March 2011	308 Short	30-Year U.S. Treasury Bonds	39,136,375	39,202,625	(66,250)

WealthBuilder Tactical Equity Portfolio	December 2010	81 Long	S&P 500 Index	22,161,600	23,886,900	1,725,300
	December 2010	810 Long	Russell 2000 Index	51,321,900	58,846,500	7,524,600
	December 2010	770 Short	MSCI EAFE Index	59,039,561	59,043,600	(4,039)
	December 2010	220 Short	MSCI Emerging Market Index	12,399,080	11,811,800	587,280

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolio 45
The Portfolios had average contract amounts in futures contracts outstanding during the six months ended November 30, 2010 as follows:

	Short Contracts	Long Contracts
WealthBuilder Conservative Allocation Portfolio	$29,759,039	$30,503,775
WealthBuilder Moderate Balanced Portfolio	60,821,432	61,442,903
WealthBuilder Growth Balanced Portfolio	110,698,166	112,505,397
WealthBuilder Growth Allocation Portfolio	43,158,210	44,083,252
WealthBuilder Tactical Equity Portfolio	65,937,567	74,143,049
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2010 was as follows for WealthBuilder Conservative Allocation Portfolio:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts				Net assets – Net unrealized
				losses on investments	$61,374	*
Equity contracts	Net assets – Net unrealized
	gains on investments	$3,714,799	*

*	Amount represents cumulative unrealized gains(losses) on futures contracts. Only the variation margin as of November 30, 2010 is reported separately on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2010 was as follows for WealthBuilder Conservative Allocation Portfolio:

	Amount of Realized	Change in Unrealized
	Gains (Losses) on	Gains (Losses) on
	Futures Contracts	Futures Contracts
Interest rate contracts	$(1,066,301)	$(295,481)
Equity contracts	(275,475)	4,508,749
	$(1,341,776)	$4,213,268
The fair value of derivative instruments as of November 30, 2010 was as follows for WealthBuilder Moderate Balanced Portfolio:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts				Net assets – Net unrealized
				losses on investments	$103,813	*
Equity contracts	Net assets – Net unrealized
	gains on investments	$7,310,990	*

*	Amount represents cumulative unrealized gains(losses) on futures contracts. Only the variation margin as of November 30, 2010 is reported separately on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2010 was as follows for WealthBuilder Moderate Balanced Portfolio:

	Amount of Realized	Change in Unrealized
	Gains (Losses) on	Gains (Losses) on
	Futures Contracts	Futures Contracts
Interest rate contracts	$(2,333,669)	$(600,038)
Equity contracts	(1,048,223)	9,245,014
	$(3,381,892)	$8,644,976

46 Wells Fargo Advantage WealthBuilder Portfolio	Notes to Financial Statements (Unaudited)
The fair value of derivative instruments as of November 30, 2010 was as follows for WealthBuilder Growth Balanced Portfolio:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts				Net assets – Net unrealized
				losses on investments	$156,375	*
Equity contracts	Net assets – Net unrealized
	gains on investments	$13,589,289	*

*	Amount represents cumulative unrealized gains(losses) on futures contracts. Only the variation margin as of November 30, 2010 is reported separately on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2010 was as follows for WealthBuilder Growth Balanced Portfolio:

	Amount of Realized	Change in Unrealized
	Gains (Losses) on	Gains (Losses) on
	Futures Contracts	Futures Contracts
Interest rate contracts	$(4,355,847)	$(1,074,418)
Equity contracts	(2,367,873)	17,422,514
	$(6,723,720)	$16,348,096
The fair value of derivative instruments as of November 30, 2010 was as follows for WealthBuilder Growth Allocation Portfolio:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts				Net assets – Net unrealized
				losses on investments	$68,406	*
Equity contracts	Net assets – Net unrealized
	gains on investments	$5,660,300	*

*	Amount represents cumulative unrealized gains(losses) on futures contracts. Only the variation margin as of November 30, 2010 is reported separately on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2010 was as follows for WealthBuilder Growth Allocation Portfolio:

	Amount of Realized	Change in Unrealized
	Gains (Losses) on	Gains (Losses) on
	Futures Contracts	Futures Contracts
Interest rate contracts	$(1,591,996)	$(409,005)
Equity contracts	(967,472)	7,148,825
	$(2,559,468)	$6,739,820
The fair value of derivative instruments as of November 30, 2010 was as follows for WealthBuilder Tactical Equity Portfolio:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Net assets – Net unrealized			Net assets – Net unrealized
	gains on investments	$9,837,180	*	losses on investments	$4,039	*

*	Amount represents cumulative unrealized gains(losses) on futures contracts. Only the variation margin as of November 30, 2010 is reported separately on the Statement of Assets and Liabilities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolio 47
The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2010 was as follows for WealthBuilder Tactical Equity Portfolio:

	Amount of Realized	Change in Unrealized
	Gains (Losses) on	Gains (Losses) on
	Futures Contracts	Futures Contracts
Equity contracts	$(2,598,432)	$1,579,940
8. BANK BORROWINGS
The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Portfolios are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Portfolios pay an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata. Prior to September 7, 2010, the annual commitment fee paid by the Portfolios was 0.15% of the unused balance.
For the six months ended November 30, 2010, there were no borrowings by any Portfolio under the agreement.
9. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.
10. SUBSEQUENT DISTRIBUTIONS
On December 20, 2010, the following Portfolios declared distributions from net investment income to shareholders of record on December 29, 2010. The per share amounts payable on December 31, 2010 were as follows:

	WealthBuilder	WealthBuilder
	Conservative	Moderate	WealthBuilder	WealthBuilder
	Allocation	Balanced	Growth Balanced	Growth Allocation
	Portfolio	Portfolio	Portfolio	Portfolio
Net investment income	$0.05931	$0.07783	$0.10345	$0.05939
These distributions are not reflected in the accompanying financial statements. There were no distributions paid for WealthBuilder Equity Portfolio or WealthBuilder Tactical equity Portfolio.

48 Wells Fargo Advantage WealthBuilder Portfolio	Other Information (Unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for each Portfolio are publicly available on the Portfolios’ Web site
(www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Portfolio is publicly available on the Portfolios’ Web site on a monthly, seven-day or more delayed basis. Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Portfolio. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships

Peter G. Gordon (Born 1942)	Trustee, since 1998, Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business.	CIGNA Corporation; Deluxe Corporation Asset Allocation Trust
Mr. Harris is a certified public accountant.

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	Asset Allocation Trust
Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.

Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 46 portfolios as of 12/31/09); Director, Diversapack Co. (Packaging company); Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage WealthBuilder Portfolio 49

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust
Officers

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years

Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

50 Wells Fargo Advantage WealthBuilder Portfolio	Other Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years

Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Portfolios’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Portfolios’ Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage WealthBuilder Portfolio 51
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BART	— Bay Area Rapid Transit
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REITS	— Real Estate Investment Trusts
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TBA	— To Be Announced
TRAN	— Tax Revenue Anticipation Notes
TRY	— Turkish Lira
USD	— United States Dollar
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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Wells Fargo Advantage Funds
P.O. Box 8266
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02266-8266
E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Portfolios’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

Printed on Recycled paper

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	200354 11-10
SWBP/SAR102 11-10

WELLS FARGO ADVANTAGE INCOME FUNDS

▪	Wells Fargo Advantage Inflation-Protected Bond Fund

▪	Wells Fargo Advantage Total Return Bond Fund

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Contents

Letter to Shareholders	2

Performance Highlights
Wells Fargo Advantage Inflation-Protected Bond Fund	6
Wells Fargo Advantage Total Return Bond Fund	8

Fund Expenses	10

Portfolio of Investments
Wells Fargo Advantage Inflation-Protected Bond Fund	12
Wells Fargo Advantage Total Return Bond Fund	13

Financial Statements
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	20

Notes to Financial Statements	24

Master Portfolios

Portfolio of Investments
Wells Fargo Advantage Inflation-Protected Bond Portfolio	29
Wells Fargo Advantage Managed Fixed Income Portfolio	31
Wells Fargo Advantage Stable Income Portfolio	37
Wells Fargo Advantage Total Return Bond Portfolio	40

Financial Statements
Statements of Assets and Liabilities	56
Statements of Operations	57
Statements of Changes in Net Assets	58
Financial Highlights	60

Notes to Financial Statements	61

Other Information	70

List of Abbreviations	73
The views expressed are as of November 30, 2010, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Income Funds.

    NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

WELLS FARGO
               INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds®
Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.
Strength
Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.
Expertise
Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.
Partnership
Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.
Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit www.wellsfargo.com/advantagefunds. Read it carefully before investing.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE
Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $234 billion in assets under management, as of November 30, 2010.

Equity Funds

Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund

Bond Funds

Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund

Asset Allocation Funds

Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†

Money Market Funds

100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund

Variable Trust Funds[1]

VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.
Not part of the semi-annual report.

2 Wells Fargo Advantage Income Funds	Letter to Shareholders

During the six-month period, fixed-income markets largely performed well as yields shifted lower in U.S. Treasuries and credit spreads decreased.
Dear Valued Shareholder,
We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Income Funds that covers the six-month period that ended November 30, 2010. During the six-month period, fixed-income markets largely performed well as yields shifted lower in U.S. Treasuries and credit spreads decreased. Some of those trends began to reverse a bit toward the end of the period as intermediate and longer-term U.S. Treasury yields increased in November. However, this retracement in bond valuations in the final month was not enough to unwind the positive price performance and positive total return from most of the fixed-income sectors during the majority of the period.
The most notable returns among fixed-income asset classes over the six-month period came from the lower-quality credit tiers, such as A-rated and below, as investor confidence continued to strengthen throughout the summer and into the fall of 2010. High-yield bonds performed strongly, with CCC-rated, B-rated, and BB-rated securities1 outperforming the investment-grade credit tiers. The AAA-rated credit tier was the lowest performing tier during the period. Corporate bonds and commercial mortgage-backed securities (CMBS) were the best-performing sectors benefiting from credit spread tightening and a broad market shift into securities that offered higher levels of yield. Mortgage-backed securities (MBS) generated positive returns but generally underperformed the other fixed-income sectors as their spreads widened from nearly zero basis points in the early part of the period to around 60 basis points at the end of the period. MBS spreads finished at their highest level since the spring of 2009. U.S. Treasuries also generated positive returns as yields decreased throughout much of the period. The 10-year note finished the period at a yield of 2.80%, which was 50 basis points lower than its yield on May 31. However, yields were even lower in early October before they moved higher through the final months of the period. The 10-year U.S. Treasury note hit a low yield of 2.39% on October 7, 2010, which was its lowest yield since the 1950s.
U.S. Treasury yields declined for most of the period.
U.S. Treasuries continued to rally for much of the six-month period, pulling yields lower in nearly all corners of the fixed-income markets. In general, investors appeared increasingly convinced that economic growth would remain tepid throughout 2010, but an even more powerful effect on the markets was the disinflationary sentiment that became more firmly entrenched during July and August. The core consumer price index (CPI) declined to its lowest level on record, prompting the Federal Reserve (Fed) to formally comment that inflation was well below levels that are consistent with its mandate. Consequently, the Fed mentioned late in the period that it was again willing to use all available tools to stimulate growth and promote maximum employment and price stability. This spurred further rallies in the U.S. Treasury market and across several of the riskier areas of the domestic fixed-income markets. Credit spreads continued to rally through the end of October.
At its November 3 meeting, the Fed formally announced the launch of its second quantitative easing program, dubbed QE2. The program intends to build federal reserves and keep long-term yields relatively low by purchasing another $600 billion

Letter to Shareholders	Wells Fargo Advantage Income Funds 3

in U.S. Treasuries over an eight-month period from November through June of 2011 at a pace of $75 billion per month. This program represents the second major installation of quantitative easing implemented since the credit crisis of 2008 and seeks to spur lending and economic growth. Part of the restraint on the economy is the fact that private lending continued to contract during the period as it has since 2008. Despite the massive size of these programs, quantitative easing has not resulted in credit expansion, monetary supply expansion, or increased inflation as of the end of the recent period. When those effects begin to take hold, the Fed will likely begin to draw down these reserves by selling U.S. Treasuries back to the market. But in the interim, investors appeared most interested in adding yield from fixed-income securities in a low inflationary environment. U.S. Treasuries rallied through October, despite the low nominal yields. However, once the QE2 program was announced in November, U.S. Treasury yields began to rise again, apparently on the conviction that growth may take hold and that inflation may begin to move higher in upcoming quarters.
Riskier assets performed best during the period.
Even before the intentions of launching QE2 were mentioned by the Fed, riskier fixed-income securities were rallying. From June through October, high-yield spreads tightened considerably, in part because investors were looking to shift into securities that offered higher yields than the low-yielding U.S. Treasury market. Similar trends played out throughout the investment-grade sectors, including CMBS and corporate bonds. With a relative scarcity of higher-yielding assets available, investors moved down the credit quality tiers to add yield and a bit more risk. The Barclays Capital High Yield Bond Index2 returned 9% during the period. The BB-rated, B-rated, and CCC-rated credit tiers each returned 9% while the investment grade credit tiers of the Barclays Capital U.S. Aggregate Bond Index returned less; the BBB-rated tier returned the most at 7%, while each respectively higher credit tier returned less, with the AAA-rated credit tier returning 3%. The CMBS subsector of the Barclays Capital U.S. Aggregate Bond Index returned 9% while the corporate bond subsector of that index returned 6%. The Barclays Capital U.S. Treasury Index3 returned 3%. Considering that the federal funds target rate continued to remain at its lowest level on record, a range of 0.00% to 0.25%, these six-month fixed income returns appeared fairly generous.
Growth expectations appeared to strengthen late in the period.
For much of the period, growth expectations remained constrained and inflation lingered at some of its lowest levels on record. These conditions helped support the U.S. Treasury rally throughout the period; however, as growth expectations seemed to improve in November, investors appeared to look toward the next phase of the economic cycle. Certainly several economic figures demonstrated continued resiliency during the period, such as manufacturing and retail sales, but housing data continued to disappoint. Unemployment showed some signs of trending towards recovery but still languished in the 9.5% range. Nonetheless, the launch of QE2 coupled with a bipartisan fiscal tax package in November appeared to encourage some economic optimism. This had a detrimental effect on the U.S. Treasury market, shifting yields higher on potential expectations for

4 Wells Fargo Advantage Income Funds	Letter to Shareholders

     While we cannot say definitively what near-term performance will look like going forward, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk and added opportunities to capture relative value.
higher levels of growth, a return of inflation, and possibly even some higher borrowing costs from the U.S. government. The impact on the market was a return of volatility late in the period after five months of continued rallying across the fixed-income sectors. While we cannot say definitively what near-term performance will look like going forward, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk and added opportunities to capture relative value. While heightened volatility may be uncomfortable to experience in the short term, it often leads to unique opportunities to add relative value for investors with long-term investment horizons.
In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key differentiating factor between which investment strategies perform well and which do not. At Wells Fargo Advantage Funds®, we intend to continue measuring relative-value opportunities in the fixed-income markets and across our lineup of Wells Fargo Advantage Income Funds. We believe it is particularly important to have diligent investment analysts in charge of investor assets in changing markets. As evidenced by the performance of fixed-income assets during the recent six-month period, heightened risks also often accompany such opportunities. In our view, it is important to have the right caretakers in charge of investor assets during times of uncertainty and opportunity.
Don’t let short-term uncertainty derail long-term investment goals.
While periods of uncertainty can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 funds that cover a broad spectrum of investment styles and asset classes.

Letter to Shareholders	Wells Fargo Advantage Income Funds 5

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also want to visit our website at www.wellsfargo.com/advantagefunds.
Sincerely,

Karla M. Rabusch
President
Wells Fargo Advantage Funds

1.	The ratings indicated are from Standard & Poor’s and/or Moody’s Investors Service. Credit Quality Ratings: Credit quality ratings apply to corporate and municipal bond issues. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories.

2.	Barclays Capital High Yield Bond Index is an index consisting of all domestic and yankee bonds, rated below investment grade, with a minimum outstanding amount of $100 million and maturing over one year. You cannot invest directly in an index.

3.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

6 Wells Fargo Advantage Income Funds	Performance Highlights

Wells Fargo Advantage Inflation-Protected Bond Fund
INVESTMENT OBJECTIVE
The Fund seeks total return, consisting of income and capital appreciation, while providing protection against inflation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Michael J. Bray, CFA
Jay N. Mueller, CFA
FUND INCEPTION
February 28, 2003

1.	This chart represents the composite of the portfolio allocations of the Master Portfolio in which the Fund invests. Portfolio allocation is calculated based on total investments of the Master Portfolio. Portfolio holdings are subject to change and may have changed since the date specified. See Portfolio of Investments of the Master Portfolio, which is included elsewhere in this report, for further details.

Performance Highlights	Wells Fargo Advantage Income Funds 7

Wells Fargo Advantage Inflation-Protected Bond Fund (continued)
AVERAGE ANNUAL TOTAL RETURN2 (%) (AS OF NOVEMBER 30, 2010)

		Including Sales Charge					Excluding Sales Charge			Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	Life of Fund	6 Months*	1 Year	5 Year	Life of Fund	Gross	Net[4]
Class A (IPBAX)	02/28/2003	(0.27)	0.41	4.08	4.14	4.43	5.14	5.04	4.76	0.99%	0.85%
Class B (IPBBX)**	02/28/2003	(0.58)	(0.24)	3.99	4.01	4.42	4.76	4.33	4.01	1.74%	1.60%
Class C (IPBCX)	02/28/2003	3.42	3.65	4.33	4.00	4.42	4.65	4.33	4.00	1.74%	1.60%
Administrator Class (IPBIX)	02/28/2003					4.92	5.72	5.38	5.04	0.93%	0.60%
Barclays Capital U.S. Treasury Inflation-Protected Securities Index[5]						4.89	5.61	5.92	5.58

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charges assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The principal value of and interest payments on inflation-protected debt securities tend to fall with the rate of inflation. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

2.	The Fund is a gateway feeder fund that invests all of its assets in a single Master Portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolio in which it invests.

3.	Reflects the expense ratios as stated in the October 1, 2010 prospectuses.

4.	The investment adviser has contractually committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown including underlying Master Portfolio fees and expenses, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

5.	The Barclays Capital U.S. Treasury Inflation-Protected Securities Index is an index of inflation-indexed linked U.S. Treasury securities. You cannot invest directly in an index.

8 Wells Fargo Advantage Income Funds	Performance Highlights

Wells Fargo Advantage Total Return Bond Fund
INVESTMENT OBJECTIVE
The Fund seeks total return, consisting of income and capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Troy Ludgood
Thomas O’Connor, CFA
FUND INCEPTION
June 30, 1997

1.	This chart represents the composite of the portfolio allocations of the Master Portfolio in which the Fund invests. Portfolio allocation is calculated based on total investments of the Master Portfolio. Portfolio holdings are subject to change and may have changed since the date specified. See Portfolio of Investments of the Master Portfolio, which is included elsewhere in this report, for further details.

Performance Highlights	Wells Fargo Advantage Income Funds 9

Wells Fargo Advantage Total Return Bond Fund (continued)
AVERAGE ANNUAL TOTAL RETURN2,3 (%) (AS OF NOVEMBER 30, 2010)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (MBFAX)	10/31/2001	(0.57)	2.20	5.64	5.85	4.11	7.02	6.61	6.34	0.86%	0.83%
Class B (MBFBX)**	10/31/2001	(1.35)	0.75	5.42	5.82	3.65	5.75	5.74	5.82	1.61%	1.58%
Class C (MBFCX)	10/31/2001	2.67	4.77	5.72	5.50	3.67	5.77	5.72	5.50	1.61%	1.58%
Class R (WTRRX)	07/09/2010					3.97	6.36	6.30	6.05	1.11%	1.08%
Administrator Class (MNTRX)	06/30/1997					4.16	6.76	6.71	6.45	0.80%	0.70%
Institutional Class (MBFIX)	10/31/2001					4.31	6.90	6.99	6.68	0.53%	0.42%
Investor Class (WTRZX)	04/08/2005					4.08	6.57	6.49	6.20	0.89%	0.86%
Barclays Capital U.S. Aggregate Bond Index[6]						3.85	6.02	6.23	6.15

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charges assumes the sales charge for the corresponding time period. Class R, Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk, foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

2.	The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolio in which it invests.

3.	Performance shown for Class A, Class B, Class C, Class R and Investor Class shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B, Class C, Class R and Investor Class shares. Performance shown for the Institutional Class shares prior to its inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

4.	Reflects the expense ratios as stated in the October 1, 2010 prospectuses.

5.	The investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios shown including underlying Master Portfolio fees and expenses, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

10 Wells Fargo Advantage Income Funds	Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2010 to November 30, 2010.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During the	Net Annual
	6-01-2010	11-30-2010	Period[1]	Expense Ratio
Wells Fargo Advantage Inflation-Protected Bond Fund

Class A
Actual	$1,000.00	$1,044.31	$4.36	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%

Class B
Actual	$1,000.00	$1,044.19	$8.20	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05	$8.09	1.60%

Class C
Actual	$1,000.00	$1,044.17	$8.20	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05	$8.09	1.60%

Administrator Class
Actual	$1,000.00	$1,049.15	$3.08	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	$3.04	0.60%

Wells Fargo Advantage Total Return Bond Fund

Class A
Actual	$1,000.00	$1,041.13	$4.30	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.26	0.84%

Class B
Actual	$1,000.00	$1,036.53	$8.12	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	$8.04	1.59%

Fund Expenses	Wells Fargo Advantage Income Funds 11

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During the	Net Annual
	6-01-2010	11-30-2010	Period[1]	Expense Ratio
Wells Fargo Advantage Total Return Bond Fund (continued)

Class C
Actual	$1,000.00	$1,036.70	$8.12	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	$8.04	1.59%

Class R
Actual	$1,000.00	$1,039.67	$5.42	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.37	1.06%

Administrator Class
Actual	$1,000.00	$1,041.64	$3.58	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.56	$3.55	0.70%

Institutional Class
Actual	$1,000.00	$1,043.14	$2.15	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%

Investor Class
Actual	$1,000.00	$1,040.79	$4.45	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.71	$4.41	0.87%

1.	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

12 Wells Fargo Advantage Income Funds	Portfolio of Investments—November 30, 2010 (Unaudited)

INFLATION-PROTECTED BOND FUND

Face/Share
Amount	Security Name	Value
Investments in Affiliated Master Portfolios: 99.82%
NA	Wells Fargo Advantage Inflation-Protected Bond Portfolio	$77,667,824

Total Investments in Affiliated Master Portfolios (Cost $73,475,810)		77,667,824

Total Investments in Securities (Cost $73,475,810)*	99.82%	77,667,824
Other Assets and Liabilities, Net	0.18	141,910

Total Net Assets	100.00%	$77,809,734

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Income Funds 13

TOTAL RETURN BOND FUND

Face/Share
Amount	Security Name	Value
Investments in Affiliated Master Portfolios: 100.08%

Mutual Funds: 100.08%
NA	Wells Fargo Advantage Total Return Bond Portfolio	$2,924,361,763

Total Investments in Affiliated Master Portfolios (Cost $2,885,675,015)		2,924,361,763

Total Investments in Securities (Cost $2,885,675,015)*	100.08%	2,924,361,763
Other Assets and Liabilities, Net	(0.08)	(2,314,095)

Total Net Assets	100.00%	$2,922,047,668

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

14 Wells Fargo Advantage Income Funds	Statements of Assets and Liabilities—November 30, 2010 (Unaudited)

	Inflation-
	Protected	Total Return
	Bond Fund	Bond Fund

Assets
Investments in affiliated Master Portfolio, at value (see cost below)	$77,667,824	$2,924,361,763
Receivable for Fund shares sold	316,069	2,076,146
Receivable from investment adviser	14,972	135,212
Prepaid expenses and other assets	31,410	188,942

Total assets	78,030,275	2,926,762,063

Liabilities
Dividends payable	5,469	796,604
Payable for Fund shares redeemed	166,889	2,495,709
Distribution fees payable	9,751	98,495
Due to other related parties	11,701	707,262
Shareholder servicing fees payable	15,917	365,533
Accrued expenses and other liabilities	10,814	250,792

Total liabilities	220,541	4,714,395

Total net assets	$77,809,734	$2,922,047,668

NET ASSETS CONSIST OF
Paid-in capital	$75,752,778	$2,793,063,357
Undistributed (overdistributed) net investment income	331,336	(910,720)
Accumulated net realized gains (losses) on investments	(2,466,394)	91,208,283
Net unrealized gains on investments	4,192,014	38,686,748

Total net assets	$77,809,734	$2,922,047,668

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets — Class A	$28,859,353	$363,504,223
Shares outstanding — Class A	2,700,637	27,395,296
Net asset value per share — Class A	$10.69	$13.27
Maximum offering price per share — Class A2	$11.19	$13.90
Net assets — Class B	$2,401,030	$30,477,937
Shares outstanding — Class B	226,127	2,303,009
Net asset value per share — Class B	$10.62	$13.23
Net assets — Class C	$13,368,193	$121,916,636
Shares outstanding — Class C	1,257,770	9,267,992
Net asset value per share — Class C	$10.63	$13.15
Net assets — Class R	NA	$15,867,664
Shares outstanding — Class R	NA	1,221,875
Net asset value per share — Class R	NA	$12.99
Net assets — Administrator Class	$33,181,158	$1,195,849,184
Shares outstanding — Administrator Class	3,090,757	92,094,440
Net asset value per share — Administrator Class	$10.74	$12.99
Net assets — Institutional Class	NA	$1,150,855,760
Shares outstanding — Institutional Class	NA	88,746,718
Net asset value per share — Institutional Class	NA	$12.97
Net assets — Investor Class	NA	$43,576,264
Shares outstanding — Investor Class	NA	3,355,866
Net asset value per share — Investor Class	NA	$12.99

Total investments in affiliated Master Portfolio, at cost	$73,475,810	$2,885,675,015

1.	Each Fund has an unlimited amount of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Statements of Operations—For the Six Months Ended November 30, 2010 (Unaudited)	Wells Fargo Advantage Income Funds 15

	Inflation-	Total
	Protected	Return
	Bond Fund	Bond Fund

Investment income
Interest allocated from affiliated Master Portfolio	$836,663	$44,295,715
Expenses allocated from affiliated Master Portfolio	(170,493)	(4,990,133)
Waivers allocated from affiliated Master Portfolio	3,605	247,860

Total investment income	669,775	39,553,442

Expenses
Administration fees
Fund level	19,020	678,172
Class A	24,565	268,576
Class B	2,135	21,824
Class C	10,609	84,646
Class R	NA	9,894	[1]
Administrator Class	15,362	561,053
Institutional Class	NA	429,618
Investor Class	NA	41,290
Shareholder servicing fees
Class A	37,321	413,146
Class B	3,236	33,851
Class C	16,140	131,107
Class R	NA	15,566	[1]
Administrator Class	38,404	1,401,865
Investor Class	NA	51,987
Distribution fees
Class B	9,709	101,554
Class C	48,420	393,321
Class R	NA	15,570	[1]
Custody and accounting fees	1,716	57,206
Professional fees	13,346	10,262
Registration fees	12,534	57,539
Shareholder report expenses	7,521	172,575
Trustees’ fees and expenses	5,303	5,857
Other fees and expenses	2,066	13,637

Total expenses	267,407	4,970,116

Less:
Fee waivers and/or expense reimbursements	(91,482)	(841,124)

Net expenses	175,925	4,128,992

Net investment income	493,850	35,424,450

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on securities transactions allocated from affiliated Master Portfolio	2,038,287	83,264,051
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	846,877	(13,956,645)

Net realized and unrealized gains on investments	2,885,164	69,307,406

Net increase in net assets resulting from operations	$3,379,014	$104,731,856

1.	Class commenced operations on July 9, 2010.
The accompanying notes are an integral part of these financial statements.

16 Wells Fargo Advantage Income Funds	Statements of Changes in Net Assets

	Inflation-Protected Bond Fund
	Six Months Ended
	November 30, 2010		Year Ended
	(Unaudited)		May 31, 2010

Operations
Net investment income		$493,850		$2,421,186
Net realized gains on investments		2,038,287		606,086
Net change in unrealized gains (losses) on investments		846,877		3,468,211

Net increase in net assets resulting from operations		3,379,014		6,495,483

Distributions to shareholders from
Net investment income
Class A		(157,234)		(887,404)
Class B		(8,026)		(92,294)
Class C		(36,764)		(251,710)
Class R		NA		NA
Administrator Class		(184,437)		(864,713)
Institutional Class		NA		NA
Investor Class		NA		NA
Net realized gains
Class A		0		0
Class B		0		0
Class C		0		0
Administrator Class		0		0
Institutional Class		NA		NA
Investor Class		NA		NA

Total distributions to shareholders		(386,461)		(2,096,121)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	290,927	3,074,441	1,192,447	11,960,789
Class B	29,451	311,369	22,926	231,414
Class C	196,724	2,064,426	372,842	3,726,872
Class R	NA	NA	NA	NA
Administrator Class	656,532	6,958,302	2,170,225	21,652,686
Institutional Class	NA	NA	NA	NA
Investor Class	NA	NA	NA	NA

		12,408,538		37,571,761

Reinvestment of distributions
Class A	13,203	138,495	69,098	707,224
Class B	586	6,071	7,134	72,473
Class C	2,172	22,531	15,426	156,927
Class R	NA	NA	NA	NA
Administrator Class	13,104	138,216	61,731	631,743
Institutional Class	NA	NA	NA	NA
Investor Class	NA	NA	NA	NA

		305,313		1,568,367

Payment for shares redeemed
Class A	(527,193)	(5,560,941)	(1,598,930)	(16,222,335)
Class B	(92,319)	(964,785)	(282,884)	(2,828,615)
Class C	(156,589)	(1,645,518)	(226,365)	(2,269,847)
Class R	NA	NA	NA	NA
Administrator Class	(344,353)	(3,641,576)	(2,279,900)	(23,049,014)
Institutional Class	NA	NA	NA	NA
Investor Class	NA	NA	NA	NA

		(11,812,820)		(44,369,811)

1.	Class commenced operations on July 9, 2010.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Income Funds 17

Total Return Bond Fund
	Six Months Ended
	November 30, 2010		Year Ended
	(Unaudited)		May 31, 2010

	$35,424,450		$78,923,017
	83,264,051		107,657,970
	(13,956,645)		33,053,249

	104,731,856		219,634,236

	(4,063,295)		(18,354,780)
	(227,746)		(256,808)
	(883,948)		(677,007)
	(135,905)[1]		NA
	(14,697,485)		(35,469,998)
	(15,602,241)		(29,242,834)
	(513,407)		(1,032,725)

	(4,937,754)		(5,573,320)
	(177,775)		(82,164)
	(868,809)		(253,121)
	(27,091,181)		(9,621,216)
	(25,898,161)		(6,102,664)
	(1,025,933)		(303,085)

	(96,123,640)		(106,969,722)

Shares		Shares

5,149,262	68,374,486	53,799,168	698,389,517
101,098	1,342,718	35,656	462,648
1,161,577	15,304,147	1,729,084	22,283,468
241,298	[1] 3,140,069 [1]	NA	NA
19,748,777	257,744,133	39,590,571	504,899,542
16,876,437	219,995,787	44,314,555	564,336,824
1,092,843	14,222,580	2,032,404	25,831,083

	580,123,920		1,816,203,082

573,602	7,565,306	1,754,931	22,847,204
26,814	353,238	23,671	307,507
87,036	1,135,686	56,088	726,459
3,400	[1] 44,320 [1]	NA	NA
3,027,727	39,021,261	3,224,272	41,195,504
2,776,994	35,747,028	2,212,866	28,280,157
115,785	1,491,603	101,496	1,297,721

	85,358,442		94,654,552

(5,132,251)	(68,277,195)	(60,743,971)	(800,201,332)
(461,061)	(6,128,376)	(295,570)	(3,820,564)
(1,550,083)	(20,431,216)	(303,622)	(3,937,142)
(228,375)[1]	(2,972,926)[1]	NA	NA
(14,004,301)	(182,792,973)	(31,885,332)	(407,263,416)
(16,321,276)	(211,596,275)	(18,525,853)	(235,628,815)
(655,926)	(8,533,461)	(794,141)	(10,128,841)

	(500,732,422)		(1,460,980,110)

18 Wells Fargo Advantage Master Portfolios	Statements of Changes in Net Assets

	Inflation-Protected Bond Fund
	Six Months Ended
	November 30, 2010		Year Ended
	(Unaudited)		May 31, 2010

	Shares		Shares

Capital share transactions (continued)
Net asset value of shares issued in acquisitions
Class A	0	$0	0	$0
Class B	0	0	0	0
Class C	0	0	0	0
Class R	NA	NA	NA	NA
Administrator Class	0	0	0	0
Institutional Class	NA	NA	NA	NA

		0		0

Net increase (decrease) in net assets resulting from capital share transactions		901,031		(5,229,683)

Total increase (decrease) in net assets		3,893,584		(830,231)

Net assets
Beginning of period		73,916,150		74,746,471

End of period		$77,809,734		$73,916,150

Undistributed (overdistributed) net investment income		$331,336		$223,947

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Master Portfolios 19

Total Return Bond Fund
Six Months Ended
November 30, 2010		Year Ended
(Unaudited)		May 31, 2010
Shares		Shares

13,047,796	$170,387,854	0	$0
2,067,719	26,930,575	0	0
7,092,069	91,814,112	0	0
1,205,552	15,406,236	NA	NA
6,018,529	76,912,917	0	0
8,234,189	105,089,250	0	0

	486,540,944		0

	651,290,884		449,877,524

	659,899,100		562,542,038

	2,262,148,568		1,699,606,530

	$2,922,047,668		$2,262,148,568

	$(910,720)		$(211,143)

20 Wells Fargo Advantage Income Funds	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net	Distributions
	Value Per	Investment		Gains (Losses)	Investment	from Net
	Share	Income		on Investments	Income	Realized Gains

Inflation-Protected Bond Fund

Class A
June 1, 2010 to November 30, 2010 (Unaudited)	$10.29	0.07		0.38	(0.05)	0.00
June 1, 2009 to May 31, 2010	$9.76	0.31	[5]	0.49	(0.27)	0.00
June 1, 2008 to May 31, 2009	$10.22	0.07		(0.25)	(0.19)	0.00
June 1, 2007 to May 31, 2008	$9.62	0.54		0.62	(0.56)	0.00
June 1, 2006 to May 31, 2007	$9.60	0.40		(0.04)	(0.34)	0.00
June 1, 2005 to May 31, 2006	$10.45	0.42	[5]	(0.63)	(0.46)	(0.18)

Class B
June 1, 2010 to November 30, 2010 (Unaudited)	$10.20	0.04		0.41	(0.03)	0.00
June 1, 2009 to May 31, 2010	$9.71	0.24	[5]	0.47	(0.22)	0.00
June 1, 2008 to May 31, 2009	$10.20	0.03		(0.29)	(0.14)	0.00
June 1, 2007 to May 31, 2008	$9.60	0.48		0.61	(0.49)	0.00
June 1, 2006 to May 31, 2007	$9.58	0.34		(0.06)	(0.26)	0.00
June 1, 2005 to May 31, 2006	$10.42	0.35	[5]	(0.63)	(0.38)	(0.18)

Class C
June 1, 2010 to November 30, 2010 (Unaudited)	$10.21	0.03		0.42	(0.03)	0.00
June 1, 2009 to May 31, 2010	$9.72	0.23	[5]	0.48	(0.22)	0.00
June 1, 2008 to May 31, 2009	$10.20	0.01		(0.26)	(0.14)	0.00
June 1, 2007 to May 31, 2008	$9.61	0.45		0.63	(0.49)	0.00
June 1, 2006 to May 31, 2007	$9.58	0.35		(0.06)	(0.26)	0.00
June 1, 2005 to May 31, 2006	$10.43	0.35	[5]	(0.63)	(0.39)	(0.18)

Administrator Class
June 1, 2010 to November 30, 2010 (Unaudited)	$10.30	0.08		0.42	(0.06)	0.00
June 1, 2009 to May 31, 2010	$9.75	0.33	[5]	0.49	(0.27)	0.00
June 1, 2008 to May 31, 2009	$10.21	0.12		(0.28)	(0.21)	0.00
June 1, 2007 to May 31, 2008	$9.60	0.59		0.61	(0.59)	0.00
June 1, 2006 to May 31, 2007	$9.58	0.44		(0.06)	(0.36)	0.00
June 1, 2005 to May 31, 2006	$10.43	0.44	[5]	(0.63)	(0.48)	(0.18)

Total Return Bond Fund

Class A
June 1, 2010 to November 30, 2010 (Unaudited)	$13.25	0.17		0.37	(0.17)	(0.35)
June 1, 2009 to May 31, 2010	$12.52	0.36		0.96	(0.47)	(0.12)
June 1, 2008 to May 31, 2009	$12.37	0.56		0.17	(0.58)	0.00
June 1, 2007 to May 31, 2008	$12.20	0.56		0.18	(0.57)	0.00
June 1, 2006 to May 31, 2007	$12.02	0.56		0.18	(0.56)	0.00
June 1, 2005 to May 31, 2006	$12.62	0.49		(0.60)	(0.49)	0.00

Class B
June 1, 2010 to November 30, 2010 (Unaudited)	$13.22	0.11		0.37	(0.12)	(0.35)
June 1, 2009 to May 31, 2010	$12.53	0.34		0.84	(0.37)	(0.12)
June 1, 2008 to May 31, 2009	$12.38	0.45		0.19	(0.49)	0.00
June 1, 2007 to May 31, 2008	$12.21	0.48		0.17	(0.48)	0.00
June 1, 2006 to May 31, 2007	$12.03	0.46		0.18	(0.46)	0.00
June 1, 2005 to May 31, 2006	$12.63	0.40		(0.60)	(0.40)	0.00

1.	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2.	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

3.	Includes expenses allocated from the Master Portfolio in which the Fund invests.

4.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Master Portfolio by the corresponding Master Portfolio’s portfolio turnover rate.

5.	Calculated based upon average shares outstanding.

6.	Commencement of class operations.

7.	Effective June 20, 2008, Class Z was renamed Investor Class.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Income Funds 21

Distributions	Ending
from Tax Basis	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Return of	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Capital	Share	Income	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

0.00	$10.69	1.36%	1.02%[3]	0.85%[3]	4.43%	8%[4]	$28,859
0.00	$10.29	3.09%	0.98%[3]	0.85%[3]	8.23%	31%[4]	$30,086
(0.09)	$9.76	0.66%	0.95%[3]	0.83%[3]	(1.68)%	53%[4]	$31,826
0.00	$10.22	5.52%	1.23%[3]	0.85%[3]	12.34%	40%[4]	$24,982
0.00	$9.62	3.89%	1.05%[3]	0.85%[3]	3.74%	37%[4]	$21,115
0.00	$9.60	4.18%	1.22%[3]	0.85%[3]	(2.11)%	47%[4]	$27,726

0.00	$10.62	0.62%	1.77%[3]	1.60%[3]	4.42%	8%[4]	$2,401
0.00	$10.20	2.41%	1.75%[3]	1.60%[3]	7.38%	31%[4]	$2,942
(0.09)	$9.71	0.42%	1.72%[3]	1.59%[3]	(2.51)%	53%[4]	$5,255
0.00	$10.20	4.61%	1.98%[3]	1.60%[3]	11.53%	40%[4]	$7,365
0.00	$9.60	3.27%	1.80%[3]	1.60%[3]	2.97%	37%[4]	$7,321
0.00	$9.58	3.50%	1.97%[3]	1.60%[3]	(2.76)%	47%[4]	$10,149

0.00	$10.63	0.60%	1.76%[3]	1.60%[3]	4.42%	8%[4]	$13,368
0.00	$10.21	2.32%	1.75%[3]	1.60%[3]	7.36%	31%[4]	$12,412
(0.09)	$9.72	0.18%	1.69%[3]	1.59%[3]	(2.41)%	53%[4]	$10,237
0.00	$10.20	4.78%	1.98%[3]	1.60%[3]	11.41%	40%[4]	$9,913
0.00	$9.61	3.27%	1.80%[3]	1.60%[3]	3.08%	37%[4]	$7,202
0.00	$9.58	3.50%	1.97%[3]	1.60%[3]	(2.85)%	47%[4]	$10,248

0.00	$10.74	1.59%	0.95%[3]	0.60%[3]	4.92%	8%[4]	$33,181
0.00	$10.30	3.26%	0.92%[3]	0.60%[3]	8.49%	31%[4]	$28,476
(0.09)	$9.75	0.70%	0.88%[3]	0.60%[3]	(1.53)%	53%[4]	$27,428
0.00	$10.21	5.43%	1.06%[3]	0.60%[3]	12.74%	40%[4]	$14,926
0.00	$9.60	3.76%	0.87%[3]	0.60%[3]	3.99%	37%[4]	$16,527
0.00	$9.58	4.37%	1.04%[3]	0.60%[3]	(1.88)%	47%[4]	$63,869

0.00	$13.27	2.40%	0.84%[3]	0.84%[3]	4.11%	361%[4]	$363,504
0.00	$13.25	3.21%	0.84%[3]	0.84%[3]	10.71%	638%[4]	$182,316
0.00	$12.52	4.30%	0.89%[3]	0.85%[3]	6.16%	633%[4]	$237,191
0.00	$12.37	4.49%	0.99%[3]	0.90%[3]	6.15%	572%[4]	$65,825
0.00	$12.20	4.51%	0.99%[3]	0.90%[3]	6.20%	665%[4]	$62,004
0.00	$12.02	3.88%	1.03%[3]	0.90%[3]	(0.91)%	704%[4]	$69,066

0.00	$13.23	1.62%	1.59%[3]	1.59%[3]	3.65%	361%[4]	$30,478
0.00	$13.22	2.65%	1.59%[3]	1.59%[3]	9.56%	638%[4]	$7,514
0.00	$12.53	3.77%	1.65%[3]	1.60%[3]	5.38%	633%[4]	$10,082
0.00	$12.38	3.69%	1.75%[3]	1.65%[3]	5.36%	572%[4]	$13,248
0.00	$12.21	3.77%	1.74%[3]	1.65%[3]	5.41%	665%[4]	$16,827
0.00	$12.03	3.13%	1.78%[3]	1.65%[3]	(1.65)%	704%[4]	$21,356

22 Wells Fargo Advantage Income Funds	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net	Distributions
	Value Per	Investment	Gains (Losses)	Investment	from Net
	Share	Income	on Investments	Income	Realized Gains

Total Return Bond Fund (continued)

Class C
June 1, 2010 to November 30, 2010 (Unaudited)	$13.14	0.11	0.37	(0.12)	(0.35)
June 1, 2009 to May 31, 2010	$12.46	0.34	0.83	(0.37)	(0.12)
June 1, 2008 to May 31, 2009	$12.31	0.46	0.18	(0.49)	0.00
June 1, 2007 to May 31, 2008	$12.14	0.47	0.17	(0.47)	0.00
June 1, 2006 to May 31, 2007	$11.96	0.46	0.18	(0.46)	0.00
June 1, 2005 to May 31, 2006	$12.57	0.39	(0.61)	(0.39)	0.00

Class R
July 9, 2010[6] to November 30, 2010 (Unaudited)	$12.78	0.11	0.21	(0.11)	0.00

Administrator Class
June 1, 2010 to November 30, 2010 (Unaudited)	$12.98	0.17	0.36	(0.17)	(0.35)
June 1, 2009 to May 31, 2010	$12.31	0.44	0.83	(0.48)	(0.12)
June 1, 2008 to May 31, 2009	$12.16	0.56	0.18	(0.59)	0.00
June 1, 2007 to May 31, 2008	$11.99	0.57	0.18	(0.58)	0.00
June 1, 2006 to May 31, 2007	$11.81	0.57	0.18	(0.57)	0.00
June 1, 2005 to May 31, 2006	$12.41	0.51	(0.60)	(0.51)	0.00

Institutional Class
June 1, 2010 to November 30, 2010 (Unaudited)	$12.96	0.18	0.37	(0.19)	(0.35)
June 1, 2009 to May 31, 2010	$12.30	0.50	0.79	(0.51)	(0.12)
June 1, 2008 to May 31, 2009	$12.15	0.59	0.18	(0.62)	0.00
June 1, 2007 to May 31, 2008	$11.98	0.61	0.18	(0.62)	0.00
June 1, 2006 to May 31, 2007	$11.81	0.59	0.18	(0.60)	0.00
June 1, 2005 to May 31, 2006	$12.40	0.54	(0.59)	(0.54)	0.00

Investor Class
June 1, 2010 to November 30, 2010 (Unaudited)	$12.98	0.16	0.36	(0.16)	(0.35)
June 1, 2009 to May 31, 2010	$12.30	0.45	0.80	(0.45)	(0.12)
June 1, 2008 to May 31, 2009[7]	$12.15	0.55	0.17	(0.57)	0.00
June 1, 2007 to May 31, 2008	$11.99	0.55	0.16	(0.55)	0.00
June 1, 2006 to May 31, 2007	$11.81	0.54	0.18	(0.54)	0.00
June 1, 2005 to May 31, 2006	$12.41	0.46	(0.59)	(0.47)	0.00
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Income Funds 23

Ending
Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Share	Income	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

$13.15	1.63%	1.59%[3]	1.59%[3]	3.67%	361%[4]	$121,917
$13.14	2.45%	1.59%[3]	1.59%[3]	9.50%	638%[4]	$32,556
$12.46	3.67%	1.64%[3]	1.60%[3]	5.38%	633%[4]	$12,410
$12.31	3.78%	1.74%[3]	1.65%[3]	5.37%	572%[4]	$5,632
$12.14	3.77%	1.74%[3]	1.65%[3]	5.42%	665%[4]	$6,313
$11.96	3.14%	1.78%[3]	1.65%[3]	(1.75)%	704%[4]	$7,827

$12.99	1.65%	1.08%[3]	1.06%[3]	2.51%	361%[4]	$15,868

$12.99	2.57%	0.77%[3]	0.70%[3]	4.16%	361%[4]	$1,195,849

$12.98	3.44%	0.76%[3]	0.70%[3]	10.48%	638%[4]	$1,003,134
$12.31	4.65%	0.82%[3]	0.70%[3]	6.35%	633%[4]	$816,927
$12.16	4.72%	0.82%[3]	0.70%[3]	6.38%	572%[4]	$865,453
$11.99	4.71%	0.81%[3]	0.70%[3]	6.44%	665%[4]	$925,385
$11.81	4.12%	0.85%[3]	0.70%[3]	(0.78)%	704%[4]	$783,354

$12.97	2.86%	0.50%[3]	0.42%[3]	4.31%	361%[4]	$1,150,856
$12.96	3.68%	0.49%[3]	0.42%[3]	10.70%	638%[4]	$1,000,253
$12.30	4.91%	0.55%[3]	0.42%[3]	6.65%	633%[4]	$604,992
$12.15	4.97%	0.55%[3]	0.42%[3]	6.68%	572%[4]	$493,165
$11.98	5.00%	0.54%[3]	0.42%[3]	6.65%	665%[4]	$459,619
$11.81	4.43%	0.58%[3]	0.42%[3]	(0.42)%	704%[4]	$341,620

$12.99	2.41%	0.87%[3]	0.87%[3]	4.08%	361%[4]	$43,576
$12.98	3.47%	0.89%[3]	0.89%[3]	10.36%	638%[4]	$36,375
$12.30	4.36%	0.95%[3]	0.90%[3]	6.15%	633%[4]	$18,005
$12.15	4.29%	1.15%[3]	0.95%[3]	6.04%	572%[4]	$3,254
$11.99	4.44%	1.15%[3]	0.95%[3]	6.17%	665%[4]	$4,289
$11.81	3.74%	1.19%[3]	0.95%[3]	(1.03)%	704%[4]	$6,578

24 Wells Fargo Advantage Income Funds	Notes to Financial Statements (Unaudited)

1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”) and Wells Fargo Advantage Total Return Bond Fund (“Total Return Bond Fund” ) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.
The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolio as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of each Master Portfolio for the six months ended November 30, 2010 are included this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2010, Inflation-Protected Bond Fund owned 78% of Inflation-Protected Bond Portfolio and Total Return Bond Fund owned 90% of Total Return Bond Portfolio.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis in each Master Portfolio. Realized gains or losses in each Master Portfolio are reported on the basis of identified cost of securities delivered.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Each Fund records daily its proportionate share of each Master Portfolio’s interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Funds 25

Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
As of May 31, 2010, Inflation-Protected Bond Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $4,363,101 with $2,705,798 expiring in 2015, $1,003,934 expiring in 2016, $605,645 expiring in 2017 and $47,724 expiring in 2018.
Class allocations
The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2010, each Fund’s investments in the Master Portfolio carried at fair value were designated as Level 2 inputs. Further details on the major security types can be found in the Portfolio of Investments of each Master Portfolio.
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fees
The Trust has entered into an investment advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the investment sub-adviser, who is responsible for day-to-day portfolio management of the Funds.
Since each Fund invests all of its assets in a single Master Portfolio, Funds Management does not currently receive investment advisory fees. Funds Management also acts as investment adviser to the Master Portfolios and is entitled to receive fees from the Master Portfolios for those services.

26 Wells Fargo Advantage Income Funds	Notes to Financial Statements (Unaudited)

Each Fund that invests its assets in one or more Master Portfolio may withdraw all of its investments from its corresponding Master Portfolio(s) and invest directly in securities at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.
Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo is the investment sub-adviser to the Funds. Since each Fund invests all of its assets in a single Master Portfolio, Wells Capital Management is not paid an investment sub-advisory fee for its services to the Funds.
Administration and transfer agent fees
The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

		Administration Fees
	Average Daily	(% of Average
	Net Assets	Daily Net Assets)
Fund level	First $5 billion	0.05%
	Next $5 billion	0.04
	Over $10 billion	0.03
Class A, Class B, Class C and Class R	All asset levels	0.16 *
Administrator Class	All asset levels	0.10
Institutional Class	All asset levels	0.08
Investor Class	All asset levels	0.19 **

*	Prior to July 12, 2010, the class level administration fee for Class A, Class B and Class C was 0.18%.

**	Prior to July 12, 2010, the class level administration fee for Investor Class was 0.23%.
Funds Management has contractually waived and/or reimbursed investment advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.
Distribution fees
The Trust has adopted a Distribution Plan for Class B, Class C and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Class R shares.
For the six months ended November 30, 2010, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class B	Class C
Inflation-Protected Bond Fund	$3,274	$1,966	$912
Total Return Bond Fund	22,221	5,182	3,238
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator, Class R and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.
A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Income Funds 27
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended November 30, 2010, were as follows:

	Purchases at Cost*		Sales Proceeds*
	U.S.	Non-U.S.	U.S.	Non-U.S.
	Government	Government	Government	Government
Inflation-Protected Bond Fund	$6,924,371	$0	$40,546,057	$0
Total Return Bond Fund	9,926,896,739	1,697,971,008	9,728,069,885	1,767,933,172

*	Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.
6. ACQUISITIONS
After the close of business on July 9, 2010, Total Return Bond Fund acquired the net assets of Evergreen Core Bond Fund, Evergreen Short Intermediate Bond Fund and Wells Fargo Advantage Diversified Bond Fund. The purpose of the transactions was to combine four funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares Evergreen Core Bond Fund, Evergreen Short Intermediate Bond Fund and Wells Fargo Advantage Diversified Bond Fund. Shareholders holding Class A, Class B, Class C and Class IS shares of Evergreen Core Bond Fund and Evergreen Short Intermediate Bond Fund received Class A, Class B, Class C and Class A shares, respectively, of Total Return Bond Fund in the reorganizations. Class I shares of Evergreen Core Bond Fund received Institutional Class shares of Total Return Bond Fund. Class I shares of Evergreen Short Intermediate Fund received Administrator Class shares of Total Return Bond Fund. Class R shares of Evergreen Core Bond Fund received Class R shares of Total Return Bond Fund. Administrator Class shares of Wells Fargo Advantage Diversified Bond Fund received Administrator Class shares of Total Return Bond Fund. The investment portfolio of Evergreen Core Bond Fund, Evergreen Short Intermediate Bond Fund and Wells Fargo Advantage Diversified Bond Fund with fair values of $385,722,272, $69,143,674 and $49,990,379, respectively, and identified costs of $379,040,820, $66,839,030 and $49,173,490, respectively, at July 9, 2010, were the principal assets acquired by Total Return Bond Fund. For financial reporting purposes, assets received and shares issued by Total Return Bond Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Core Bond Fund, Evergreen Short Intermediate Bond Fund and Wells Fargo Advantage Diversified Bond Fund were carried forward to align ongoing reporting of Total Return Bond Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, unrealized gains acquired, exchange ratio and number of shares issued were as follows:

	Value of Net	Unrealized	Exchange	Number of
Acquired Fund	Assets Acquired	Gains	Ratio	Shares Issued
Evergreen Core Bond Fund	$369,931,887	$6,681,452	0.62	11,216,362 Class A1
			0.62	1,854,005 Class B
			0.62	6,088,154 Class C
			0.63	8,234,189 Institutional Class
			0.63	1,205,552 Class R

Evergreen Short Intermediate Bond Fund	66,618,787	2,304,644	0.39	1,831,434 Class A2
			0.39	213,714 Class B
			0.39	1,003,915 Class C
			0.40	2,106,738 Administrator Class

Wells Fargo Advantage Diversified Bond Fund	49,990,270	816,889	1.91	3,911,791 Administrator Class

1.	Amount includes 777,412 shares issued for Class IS at exchange ratio of 0.62.

2.	Amount includes 1,456,265 shares issued for Class IS at exchange ratio of 0.39.
The aggregate net assets of the Total Return Bond Fund immediately before and after the acquisitions were $2,255,060,151 and $2,741,601,095, respectively.

28 Wells Fargo Advantage Income Funds	Notes to Financial Statements (Unaudited)
Assuming the acquisitions had been completed June 1, 2010, the beginning of the annual reporting period for Total Return Bond Fund, the pro forma results of operations for the six months ended November 30, 2010 would have been:

Net investment income	$32,180,280
Net realized and unrealized gains on investments	$66,131,902
Net increase in net assets resulting from operations	$98,312,182
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Core Bond Fund, Evergreen Short Intermediate Bond Fund and Wells Fargo Advantage Diversified Bond Fund that have been included in Total Return Bond Fund’s Statement of Operations since July 12, 2010.
7. BANK BORROWINGS
The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata. Prior to September 7, 2010, the annual commitment fee paid by the Funds was 0.15% of the unused balance.
For the six months ended November 30, 2010, there were no borrowings by the Funds under the agreement.
8. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.
9. SUBSEQUENT DISTRIBUTIONS
On December 10, 2010, Total Return Bond Fund declared distributions from short-term capital gains and long-term capital gains to shareholders of record on December 9, 2010. The per share amounts payable on December 13, 2010 were as follows:

	Short-term	Long-term
	Capital Gains	Capital Gains
Class A	$0.24466	$0.10689
Class B	$0.24466	$0.10689
Class C	$0.24466	$0.10689
Class R	$0.24466	$0.10689
Administrator Class	$0.24466	$0.10689
Institutional Class	$0.24466	$0.10689
Investor Class	$0.24466	$0.10689
These distributions are not reflected in the accompanying financial statements.

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 29
INFLATION-PROTECTED BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
US Treasury Securities: 98.65%

US Treasury Bonds: 67.02%
$3,256,402	US Treasury Bond — Inflation Protected	1.25%	04/15/2014	$3,429,652
3,430,137	US Treasury Bond — Inflation Protected	2.00	07/15/2014	3,718,213
1,511,925	US Treasury Bond — Inflation Protected	0.50	04/15/2015	1,556,574
3,458,840	US Treasury Bond — Inflation Protected	1.88	07/15/2015	3,779,592
4,226,112	US Treasury Bond — Inflation Protected	2.00	01/15/2016	4,666,224
2,577,921	US Treasury Bond — Inflation Protected	2.38	01/15/2017	2,924,731
1,844,395	US Treasury Bond — Inflation Protected	2.63	07/15/2017	2,140,219
1,600,498	US Treasury Bond — Inflation Protected	1.63	01/15/2018	1,747,669
3,474,453	US Treasury Bond — Inflation Protected	1.38	07/15/2018	3,738,838
3,067,461	US Treasury Bond — Inflation Protected	2.13	01/15/2019	3,468,866
2,624,072	US Treasury Bond — Inflation Protected	1.88	07/15/2019	2,921,125
3,705,945	US Treasury Bond — Inflation Protected	1.25	07/15/2020	3,898,191
4,751,203	US Treasury Bond — Inflation Protected	2.38	01/15/2025	5,466,482
3,153,076	US Treasury Bond — Inflation Protected	2.00	01/15/2026	3,472,325
2,832,463	US Treasury Bond — Inflation Protected	2.38	01/15/2027	3,271,495
2,434,634	US Treasury Bond — Inflation Protected	1.75	01/15/2028	2,584,136
3,011,682	US Treasury Bond — Inflation Protected	3.63	04/15/2028	4,033,302
3,846,673	US Treasury Bond — Inflation Protected	3.88	04/15/2029	5,357,093
1,378,294	US Treasury Bond — Inflation Protected	3.38	04/15/2032	1,859,836
2,177,886	US Treasury Bond — Inflation Protected	2.13	02/15/2040	2,418,645

				66,453,208

US Treasury Notes: 31.63%
362,900	US Treasury Note — Inflation Protected	3.38	01/15/2012	378,012
1,889,170	US Treasury Note — Inflation Protected	2.00	04/15/2012	1,947,468
5,266,505	US Treasury Note — Inflation Protected	3.00	07/15/2012	5,569,329
2,010,041	US Treasury Note — Inflation Protected	0.63	04/15/2013	2,064,690
5,417,307	US Treasury Note — Inflation Protected	1.88	07/15/2013	5,756,311
3,369,185	US Treasury Note — Inflation Protected	2.00	01/15/2014	3,619,505
3,203,116	US Treasury Note — Inflation Protected	1.63	01/15/2015	3,439,346
2,574,256	US Treasury Note — Inflation Protected	2.50	07/15/2016	2,937,267
2,949,550	US Treasury Note — Inflation Protected«	1.38	01/15/2020	3,145,188
2,116,192	US Treasury Note — Inflation Protected	2.50	01/15/2029	2,499,253
				31,356,369

Total US Treasury Securities (Cost $90,779,680)				97,809,577

Short-Term Investments: 3.83%

Corporate Bonds & Notes: 1.47%
681,645	Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	284,655
2,061,904	VFNC Corporation±(a)††(i)(v)	0.25	09/29/2011	1,175,285
				1,459,940

30 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
INFLATION-PROTECTED BOND PORTFOLIO

Shares	Security Name	Yield	Value
Investment Companies: 2.36%
361,956	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.14%	$361,956
736,521	Wells Fargo Advantage Government Money Market Fund(l)(u)	0.03	736,521
1,243,611	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)	0.26	1,243,611

			2,342,088

Total Short-Term Investments (Cost $3,293,477)			3,802,028

Total Investments in Securities (Cost $94,073,157)*	102.48%	101,611,605
Other Assets and Liabilities, Net	(2.48)	(2,460,739)

Total Net Assets	100.00%	$99,150,866

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $94,073,157 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,566,182
Gross unrealized depreciation	(27,734)

Net unrealized appreciation	$7,538,448
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 31
MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 3.85%

Federal National Mortgage Association: 2.86%
$4,042,692	FNMA #880156	5.50%	02/01/2036	$4,312,874

Government National Mortgage Association: 0.99%
95,510	GNMA #345066	6.50	10/15/2023	108,459
57,444	GNMA #346960	6.50	12/15/2023	65,232
55,949	GNMA #354692	6.50	11/15/2023	63,535
126,182	GNMA #361398	6.50	01/15/2024	144,327
46,154	GNMA #366641	6.50	11/15/2023	52,411
34,103	GNMA #473918	7.00	04/15/2028	39,297
8,624	GNMA #531965	7.72	12/15/2041	9,191
658,584	GNMA #731550	5.15	07/15/2051	696,797
269,526	GNMA #780626	7.00	08/15/2027	309,683
				1,488,932

Total Agency Securities (Cost $5,344,328)				5,801,806

Asset Backed Securities: 10.27%
2,100,000	CIT Equipment Collateral Series 2010-VT1A Class A2††	1.51	05/15/2012	2,105,234
1,141,836	Countrywide Asset Backed Certificates Series 2007-S2 Class A6	5.78	05/25/2037	658,292
318,451	GMAC Mortgage Corporation Loan Trust Series 2005-HE1 Class A1VN±	0.47	08/25/2035	137,985
663,177	Green Tree Financial Corporation Series 1997-7 Class A8	6.86	07/15/2029	696,741
257,605	GSAMP Trust Series 2005-SEA1 Class A±††(i)	0.59	01/25/2035	248,717
2,051,143	HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1±	0.52	01/20/2035	1,884,887
1,800,000	KeyCorp Student Loan Trust Series 1999-B Class CTFS±	1.01	11/25/2036	960,660
1,976,632	RAAC Series 2007-RP4 Class A±††(i)	0.60	11/25/2046	1,084,857
99,657	Small Business Administration Participation Certificates Series 2003-P10A Class 1	4.52	02/01/2013	104,305
1,895,793	Small Business Administration Participation Certificates Series 2006-20B Class 1	5.35	02/01/2026	2,086,871
949,128	Small Business Administration Participation Certificates Series 2006-20H Class 1	5.70	08/01/2026	1,064,399
1,740,394	Small Business Administration Participation Certificates Series 2007-20J Class 1	5.57	10/01/2027	1,946,452
2,828,176	Structured Asset Securities Corporation Series 2007-RM1 Class A1±(a)††(i)	0.53	05/25/2047	1,498,933
1,653,156	Wachovia Asset Securitization Incorporated Series 2007-HE2A Class A±††(l)	0.38	07/25/2037	995,035

Total Asset Backed Securities (Cost $19,653,999)				15,473,368

Collateralized Mortgage Obligations: 36.25%
1,322,083	Countrywide Alternative Loan Trust Series 2005-27 Class 3A1±	1.70	08/25/2035	779,737
2,080,615	Countrywide Home Loans Series 2005-R3 Class AF±††	0.65	09/25/2035	1,775,861
1,824,004	Countrywide Home Loans Series 2006-OA5 Class 1A1±	0.45	04/25/2046	1,026,800
1,235,626	Credit Suisse First Boston Mortgage Securities Corporation Series 2004-AR5 Class 10A1	2.70	06/25/2034	1,204,867
2,000,000	Credit Suisse Mortgage Capital Certification Series 2007-C1 Class AAB	5.34	02/15/2040	2,103,304
1,330,388	FHLMC Series 2416 Class PE	6.00	10/15/2021	1,385,564
473,444	FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.89	09/25/2029	512,510
1,874,684	FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	09/25/2043	2,227,242
427,619	FNMA Grantor Trust Series 2002-T4 Class A2	7.00	12/25/2041	491,107
2,000,908	FNMA Grantor Trust Series 2004-T2 Class 1A1	6.00	11/25/2043	2,207,252
2,640,661	FNMA Grantor Trust Series 2004-T3 Class A1	6.00	02/25/2044	2,912,979
4,272	FNMA Series 1988-5 Class Z	9.20	03/25/2018	4,464
805,991	FNMA Series 2002-90 Class A2	6.50	11/25/2042	924,371
1,515,976	FNMA Series 2003-86 Class PT	4.50	09/25/2018	1,634,916
2,710,379	FNMA Series 2003-97 Class CA	5.00	10/25/2018	2,924,292
683,716	FNMA Series 2003-W4 Class 3A	7.00	10/25/2042	800,268
428,621	FNMA Series 2004-W1 Class 2A2	7.00	12/25/2033	492,257
3,225,000	FNMA Series 2006-M2 Class A2F	5.26	05/25/2020	3,550,459
3,915,464	FNMA Whole Loan Series 2002-W4 Class A4	6.25	05/25/2042	4,490,548
2,423,392	FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	2,860,738

32 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
$1,078,601	FNMA Whole Loan Series 2004-W8 Class 3A	7.50%	06/25/2044	$1,255,727
49,605	Harborview Mortgage Loan Trust Series 2004-11 Class 3A2A±	0.59	01/19/2035	33,560
2,720,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class ASB	6.06	04/15/2045	2,932,367
26,301	LF Rothschild Mortgage Trust Series 2 Class Z	9.95	08/01/2017	29,918
2,200,000	Merrill Lynch Mortgage Trust Series 2006-C2 Class A2	5.76	08/12/2043	2,344,954
1,894,781	Nomura Asset Acceptance Corporation Series 2004-R2 Class A1††	6.50	10/25/2034	1,921,858
791,526	Sequoia Mortgage Trust Series 10 Class 1A	0.65	10/20/2027	753,221
723,408	Stonebridge Communication	5.15	05/01/2050	784,247
4,000,000	Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4(l)	4.85	10/15/2041	4,285,167
2,891,677	Washington Mutual Commercial Mortgage Securities Trust Series 2007-SL3 Class A1††	6.11	03/23/2045	2,896,391
947,205	Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A±	0.48	04/25/2045	777,467
2,167,355	Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR3 Class A1A±	1.35	02/25/2046	1,624,693
1,570,308	Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR4 Class DA±	1.32	06/25/2046	675,678

Total Collateralized Mortgage Obligations (Cost $54,626,114)				54,624,784

Corporate Bonds and Notes: 29.68%

Consumer Discretionary: 3.65%

Diversified Consumer Services: 2.91%
600,000	Dartmouth College	4.75	06/01/2019	662,118
2,235,000	Massachusetts Institute of Technology	7.25	11/02/2096	2,761,264
600,000	Pepperdine University	5.45	08/01/2019	669,168
300,000	Stewart Enterprises Incorporated Class A	6.25	02/15/2013	299,250
				4,391,800

Media: 0.74%
545,000	Lamar Media Corporation	6.63	08/15/2015	554,538
500,000	Time Warner Cable Incorporated	6.20	07/01/2013	559,832
				1,114,370

Consumer Staples: 0.58%

Food Products: 0.58%
750,000	McCormick & Company Incorporated	5.75	12/15/2017	869,072

Energy: 1.68%

Oil, Gas & Consumable Fuels: 1.68%
500,000	ConocoPhillips	4.60	01/15/2015	556,143
650,000	EQT Corporation	8.13	06/01/2019	784,432
750,000	NGPL PipeCo LLC††	6.51	12/15/2012	807,733
375,000	Quicksilver Resources Incorporated	8.25	08/01/2015	383,438
				2,531,746

Financials: 18.30%

Capital Markets: 0.72%
500,000	Charles Schwab Corporation	6.38	09/01/2017	580,153
500,000	Morgan Stanley	4.10	01/26/2015	510,047
				1,090,200

Commercial Banks: 8.88%
700,000	BAC Capital Trust XIV	5.63	09/29/2049	497,000
1,839,000	BankAmerica Capital Trust III±	0.86	01/15/2027	1,305,173
1,000,000	Branch Banking & Trust Capital Trust IV	6.82	06/12/2057	987,500

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 33
MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Banks (continued)
$2,000,000	Chase Capital Trust VI±	0.91%	08/01/2028	$1,522,320
1,978,000	Colonial Bank NA Montgomery AL^^	6.38	12/01/2015	2,433
750,000	CoreStates Capital Trust II††	0.94	01/15/2027	563,180
600,000	HSBC Capital Funding LP††	4.61	12/31/2049	582,481
1,000,000	JPMorgan Chase Capital Trust XVIII	6.95	08/17/2036	1,002,981
1,508,000	Manufacturers & Traders Trust Company	5.59	12/28/2020	1,462,062
2,900,000	National Capital Commerce Incorporated	1.27	04/01/2027	1,957,236
500,000	National City Bank	0.66	06/07/2017	449,984
450,000	NTC Capital Trust Series A±	0.81	01/15/2027	351,603
760,000	Regions Financial Corporation	5.75	06/15/2015	708,700
1,375,000	TCF National Bank±	1.92	06/15/2014	1,320,000
700,000	UBS Preferred Funding Trust V Series 1	6.24	05/29/2049	665,000

				13,377,653

Diversified Financial Services: 4.93%
1,185,000	Citigroup Incorporated	6.13	11/21/2017	1,293,168
500,000	Deutsche Bank Capital Funding Trust VII ††	5.63	01/29/2049	445,000
1,450,000	General Electric Capital Corporation	0.67	05/05/2026	1,174,574
750,000	Goldman Sachs Capital II	5.79	06/01/2043	633,750
1,300,000	Housing Urban Development Series 04-A	5.08	08/01/2013	1,446,839
500,000	Merrill Lynch & Company	6.05	05/16/2016	513,065
2,500,000	Toll Road Investment Partnership II LP††^	6.41	02/15/2015	1,916,853

				7,423,249

Insurance: 2.14%
520,000	Aegon NV	4.75	06/01/2013	550,436
475,000	Metropolitan Life Global Funding I ††	5.13	06/10/2014	526,486
950,000	Minnesota Life Insurance Company††	8.25	09/15/2025	1,055,892
500,000	New York Life Global Funding††	5.38	09/15/2013	553,861
565,000	NLV Financial Corporation††	7.50	08/15/2033	543,867

				3,230,542

Real Estate Investment Trusts: 1.63%
750,000	Duke Realty LP	6.75	03/15/2020	833,055
64,000	Host Marriott LP	7.13	11/01/2013	64,640
400,000	Liberty Property LP	6.63	10/01/2017	466,100
500,000	Realty Income Corporation	5.50	11/15/2015	528,081
500,000	Simon Property Group LP	6.75	05/15/2014	572,712

				2,464,588

Health Care: 0.40%

Pharmaceuticals: 0.40%
500,000	Schering-Plough Corporation	6.00	09/15/2017	599,055

Industrials: 1.24%

Commercial Services & Supplies: 0.88%
350,000	Ace Hardware Corporation††	9.13	06/01/2016	371,000
825,000	Black & Decker«	5.75	11/15/2016	945,002

				1,316,002

Road & Rail: 0.36%
500,000	Ryder System Incorporated Series MTN	5.85	03/01/2014	549,001

34 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Information Technology: 0.65%

Electronic Equipment & Instruments: 0.19%
$250,000	Jabil Circuit Incorporated	8.25%	03/15/2018	$285,000

IT Services: 0.46%
500,000	Fiserv Incorporated	6.13	11/20/2012	543,518
150,000	SunGard Data Systems Incorporated	4.88	01/15/2014	149,438

				692,956

Materials: 0.73%

Chemicals: 0.54%
750,000	Valspar Corporation	5.10	08/01/2015	815,963

Metals & Mining: 0.19%
176,750	Century Aluminum Company	8.00	05/15/2014	183,599
100,000	International Steel Group	6.50	04/15/2014	110,383

				293,982

Utilities: 2.45%

Electric Utilities: 2.45%
1,000,000	Central Maine Power Company††	5.70	06/01/2019	1,080,639
1,000,000	Connecticut Light & Power	5.38	03/01/2017	1,119,470
973,703	Great River Energy††	5.83	07/01/2017	1,113,186
350,000	Otter Tail Corporation	9.00	12/15/2016	374,500

				3,687,795

Total Corporate Bonds and Notes (Cost $46,244,175)				44,732,974

Yankee Corporate Bonds and Notes: 1.75%

Energy: 0.51%

Oil, Gas & Consumable Fuels: 0.51%
750,000	BP Capital Markets plc	3.63	05/08/2014	778,695

Financials: 1.24%

Commercial Banks: 1.24%
750,000	Barclays Bank plc††	5.93	09/29/2049	675,000
500,000	Rabobank Nederland NV††	4.20	05/13/2014	539,674
500,000	Rabobank Nederland NV††	11.00	06/29/2049	651,250

				1,865,924

Total Yankee Corporate Bonds and Notes (Cost $2,600,016)				2,644,619

Municipal Bonds and Notes: 12.49%

Arizona: 0.60%
800,000	Maricopa County AZ Elementary School District #28-Kyrene Elementary (Property Tax Revenue)	5.38	07/01/2019	907,216

California: 0.56%
825,000	California State Build America Bonds (Other Revenue)	7.55	04/01/2039	847,622

Georgia: 1.07%
1,500,000	County of Cherokee GA (Property Tax Revenue)	5.87	08/01/2028	1,606,095

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 35
MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Illinois: 1.37%
$1,000,000	City of Chicago IL Taxable Series D (Property Tax Revenue, NATL-RE Insured)	5.44%	01/01/2024	$991,890
1,000,000	Loyola University IL Series C Revenue Bonds (College & University Revenue)	4.80	07/01/2013	1,066,560

				2,058,450

Indiana: 0.60%
875,000	Indiana State Housing & Community Development Authority Series A-2 (Housing Revenue)	5.51	01/01/2039	911,041

Kansas: 0.72%
1,000,000	Sedgwick County KS USD # 259 Wichita (Property Tax Revenue)	5.10	10/01/2022	1,081,060

Kentucky: 0.71%
620,000	Kentucky Housing Corporation Series D (Housing Revenue)	5.75	07/01/2037	639,809
420,000	Kentucky Housing Corporation Series J (Housing Revenue)	5.92	07/01/2034	423,373

				1,063,182

Minnesota: 0.67%
1,005,000	Minnesota State Housing Finance Agency Series H (Housing Revenue)	5.85	07/01/2036	1,006,296

New Hampshire: 0.96%
1,400,000	State of New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	07/01/2037	1,451,730

New Jersey: 1.54%
2,030,000	Hudson County NJ Improvement Authority Facilities (Leasing Revenue, FSA Insured)	7.40	12/01/2025	2,325,101

North Carolina: 0.70%
1,000,000	Duke University NC Taxable Series A (College & University Revenue, GO of University)	5.85	04/01/2037	1,058,400

Ohio: 1.00%
1,465,000	Ohio State HFAR Mortgage Revenue Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	09/01/2025	1,515,293

Texas: 0.35%
500,000	Dallas County TX Hospital District Series C (Property Tax Revenue)	4.45	08/15/2019	531,815

Virginia: 0.11%
145,000	Virginia Resources Authority VA (Other Revenue)	4.71	11/01/2017	164,288

West Virginia: 0.62%
1,000,000	Ohio County WV Special District Excise Tax Revenue Series A (Sales Tax Revenue)	8.25	03/01/2035	932,780

Wisconsin: 0.91%
1,350,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue Series F (Housing Revenue, GO of Authority)	5.73	09/01/2037	1,367,861

Total Municipal Bonds and Notes (Cost $17,942,340)				18,828,230

Term Loans: 0.38%
231,337	Georgia Pacific Corporation	2.29	12/21/2012	230,738
26,337	RMK Acquisition Corporation (Aramark) 1st Lien	0.11	01/27/2014	25,958
326,927	RMK Acquisition Corporation (Aramark) 1st Lien	2.16	01/27/2014	322,229

Total Term Loans (Cost $584,601)				578,925

36 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
US Treasury Securities: 2.22%

US Treasury Bonds: 2.22%
$3,475,000	US Treasury Bond	3.88%	08/15/2040	$3,338,714

Total US Treasury Securities (Cost $3,349,063)				3,338,714

Short-Term Investments: 3.10%

Corporate Bonds & Notes: 0.47%
331,877	Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	138,592
1,003,893	VFNC Corporation±(a)††(i)(v)	0.25	09/29/2011	572,219

				710,811

Shares		Yield
Investment Companies: 2.63%
3,833,213	Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.14		3,833,213
121,791	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)	0.26		121,791

				3,955,004

Total Short-Term Investments (Cost $4,418,213)				4,665,815

Total Investments in Securities (Cost $154,762,849)*	99.99%	150,689,235
Other Assets and Liabilities, Net	0.01	11,947

Total Net Assets	100.00%	$150,701,182

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

^	Zero coupon security. Rate represents yield to maturity.

(i)	Illiquid security.

^^	This security is currently in default with regards to schedule interest and/or principal payments.

(l)	Investment in an affiliate.

«	All or a portion of this is on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $154,798,336 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,533,992
Gross unrealized depreciation	(12,643,093)

Net unrealized depreciation	$(4,109,101)
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 37
STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 47.56%

Federal Home Loan Mortgage Corporation: 17.94%
$200,854	FHLMC #E90573	6.00%	07/01/2017	$218,752
236,473	FHLMC #G90030	7.50	07/17/2017	251,116
670,253	FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	02/25/2043	781,263
761,236	FHLMC Structured Pass-Through Securities Series T-54 Class 4A±	4.10	02/25/2043	797,989
1,156,063	FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	03/25/2043	1,359,096
920,082	FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00	07/25/2043	1,081,672
1,101,377	FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	09/25/2043	1,308,505
699,661	FHLMC Structured Pass-Through Securities Series T-63 Class 1A1±	1.57	02/25/2045	701,289

				6,499,682

Federal National Mortgage Association: 29.62%
84,081	FNMA #190815±	3.30	07/01/2017	84,829
721,990	FNMA #289517±	3.00	04/01/2034	738,611
218,037	FNMA #545927	6.50	12/01/2015	238,351
455,947	FNMA #631367	5.50	02/01/2017	496,208
336,107	FNMA #693015±	2.21	06/01/2033	347,943
249,153	FNMA #732003±	1.97	09/01/2033	252,448
593,679	FNMA #734329±	2.06	06/01/2033	614,509
358,680	FNMA #735572	5.00	04/01/2014	381,212
587,498	FNMA #735977±	3.01	08/01/2035	609,058
656,662	FNMA #741447±	1.97	10/01/2033	665,938
441,322	FNMA #750805±	2.58	12/01/2033	455,626
337,896	FNMA #783249±	1.55	04/01/2044	339,504
513,176	FNMA #806504±	1.55	10/01/2034	515,710
450,197	FNMA #806505±	1.55	10/01/2044	452,362
582,485	FNMA #826179±	2.80	07/01/2035	610,779
460,244	FNMA #849014±	5.43	01/01/2036	480,530
448,731	FNMA #936591±	5.55	04/01/2037	477,683
225,730	FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	261,106
246,384	FNMA Series 2002-90 Class A2	6.50	11/25/2042	282,572
571,282	FNMA Series 2003-W4 Class 3A	7.00	10/25/2042	668,668
525,185	FNMA Series 2004-W2 Class 2A2	7.00	02/25/2044	619,964
798,388	FNMA Series 2007-88 Class HC	4.86	09/25/2037	828,253
261,232	FNMA Whole Loan Series 2002-W10 Class A6	7.50	08/25/2042	312,621

				10,734,485

Total Agency Securities (Cost $16,249,890)				17,234,167

Asset Backed Securities: 16.13%
231,672	CitiFinancial Auto Issuance Trust Series 2009-1††	1.83	11/15/2012	232,423
260,058	GCO Education Loan Funding Trust Series 2007-1A Class A4L±††	0.31	05/26/2020	259,977
790,524	GSAMP Trust Series 2005-SEA2 Class A1±	0.60	01/25/2045	618,332
109,724	GSAMP Trust Series 2006-SD2 Class A1±††	0.36	05/25/2046	107,313
387,024	GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF±††	0.65	06/25/2034	325,781
451,050	GSMPS Mortgage Loan Trust Series 2005-RP2 Class 1AF±††	0.60	03/25/2035	380,048
459,803	GSMPS Mortgage Loan Trust Series 2005-RP3 Class 1AF±††	0.60	09/25/2035	382,635
153,225	Harley Davidson Motorcycle Trust Series 2009-3 Class A2	0.94	04/15/2012	153,251
723,028	HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1±	0.52	01/20/2035	664,423
1,008,207	Household Home Equity Loan Trust Series 2006-1 Class A1±	0.41	01/20/2036	929,478
360,793	Hyundai Auto Receivables Trust Series 2007-A Class A4	5.21	03/17/2014	371,974
90,486	Morgan Stanley Dean Witter & Company Corporation Heloc Trust Series 2003-2 Class A±(i)	0.51	04/25/2016	78,231
101,858	SASC Series 2006-GEL3 Class A1±††	0.37	07/25/2036	96,325
700,705	SBI Heloc Trust Series 2005-HE1 Class 1A±††	0.44	11/25/2035	519,968
63,194	SLC Student Loan Trust Series 2006-A Class A±	0.36	04/16/2018	62,973
315,977	US Education Loan Trust LLC Series 2007-1A Class A2±††	0.65	09/01/2019	315,984
339,905	World Omni Auto Receivables Trust Series 2007-B Class A4	5.39	05/15/2013	349,482

Total Asset Backed Securities (Cost $6,556,265)				5,848,598

38 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations: 18.50%
$586,109	Bank of America Commercial Mortgage Incorporated Series 2005-1 Class A3	4.88%	11/10/2042	$588,325
711,881	Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class A2	4.74	09/11/2042	713,611
411,121	Countrywide Home Loans Series 2004-R1 Class 1AF±††	0.65	11/25/2034	366,733
619,999	Credit Suisse First Boston Mortgage Securities Corporation Series 2001-CP4 Class A4	6.18	12/15/2035	629,824
940,000	FDIC Structured Sale Guaranteed Notes Series 2010-L1 Class A2††^	2.20	10/25/2012	915,654
132,753	GE Capital Commercial Mortgage Corporation Series 2005-C2 Class A2	4.71	05/10/2043	132,689
1,214,142	GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A4	5.05	07/10/2045	1,213,319
286,192	Morgan Stanley Dean Witter Credit Corporation Heloc Trust Series 2003-1 Class A±(i)	0.79	11/25/2015	272,875
433,306	Structured Asset Securities Corporation Series 2004-NP2 Class A±††	0.60	06/25/2034	350,813
188,701	Structured Asset Securities Corporation Series 2005-GEL4 Class A±	0.60	08/25/2035	183,455
324,282	Structured Asset Securities Corporation Series 2006-RF3 Class 1A1††	6.00	10/25/2036	318,614
359,254	Structured Asset Securities Corporation Series 2006-RM1 Class A1±††	0.50	08/25/2046	198,129
949,459	Structured Asset Securities Corporation Series 2007-RM1 Class A1±††	0.53	05/25/2047	503,213
59,551	Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A4(l)	5.29	07/15/2042	59,630
311,630	Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A±	0.48	04/25/2045	255,787

Total Collateralized Mortgage Obligations (Cost $7,495,067)				6,702,671

Corporate Bonds and Notes: 9.88%

Financials: 6.21%

Commercial Banks: 3.61%
585,000	BB&T Corporation	3.85	07/27/2012	610,245
705,000	Sovereign Bank	2.00	08/01/2013	698,138

				1,308,383

Insurance: 2.60%
940,000	Metropolitan Life Global Funding I±††	0.54	03/15/2012	940,841

Health Care: 1.36%

Pharmaceuticals: 1.36%
470,000	Pfizer Incorporated	4.45	03/15/2012	492,220

Information Technology: 0.67%

Computers & Peripherals: 0.67%
235,000	Hewlett-Packard Company	2.95	08/15/2012	243,709

Telecommunication Services: 1.64%

Wireless Telecommunication Services: 1.64%
585,000	Cellco Partnership«	3.75	05/20/2011	593,600

Total Corporate Bonds and Notes (Cost $3,516,767)				3,578,753

Loan Participation: 1.77%
487,706	United States Department of Agriculture Loan	0.98	06/25/2016	487,462
153,595	United States Department of Agriculture Loan	5.37	09/08/2019	153,687

Total Loan Participation (Cost $639,333)				641,149

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 39
STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 2.12%

Mississippi: 1.08%
$385,000	Mississippi Development Bank Special Obligation (Miscellaneous Revenue, AMBAC Insured)	5.24%	07/01/2011	$392,658

Texas: 1.04%
377,890	Brazos Higher Education Authority Incorporated Series 2005-1(Education Revenue)±	0.37	12/26/2018	377,047

Total Municipal Bonds and Notes (Cost $758,741)				769,705

Short-Term Investments: 4.24%

Corporate Bonds and Notes: 0.88%
148,295	Gryphon Funding Limited(v)(a)(i)	0.00	08/05/2011	61,928
448,576	VFNC Corporation(v)±††(a)(i)	0.25	09/29/2011	255,688

				317,616

Shares		Yield
Investment Companies: 3.36%
1,186,045	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.14		1,186,045
31,646	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.26		31,646

				1,217,691

Total Short-Term Investments (Cost $1,424,670)				1,535,307

Total Investments in Securities (Cost $36,640,733)*	100.20%	36,310,350
Other Assets and Liabilities, Net	(0.20)	(73,048)

Total Net Assets	100.00%	$36,237,302

(v)	Security represents investment of cash collateral received from securities on loan.

«	All or a portion of this security is on loan.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate.

*	Cost for federal income tax purposes is $36,642,606 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,251,218
Gross unrealized depreciation	(1,583,474)

Net unrealized depreciation	$(332,256)
The accompanying notes are an integral part of these financial statements.

40 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 55.53%

Federal Home Loan Mortgage Corporation: 10.90%
$47,400,000	FHLMC%%	4.50%	01/15/2040	$49,214,519
4,500,000	FHLMC%%	4.50	01/15/2040	4,474,892
325,000	FHLMC #00352	5.00	07/15/2029	338,080
5,298,867	FHLMC #1B3430±	6.13	06/01/2037	5,722,507
90,484	FHLMC #1B7562±	5.85	11/01/2037	97,225
1,385,024	FHLMC #1G0784±	5.67	03/01/2036	1,484,630
4,639,665	FHLMC #1G1347±	5.83	11/01/2036	4,992,434
437,870	FHLMC #1G1614±#	5.89	03/01/2037	471,731
1,422,850	FHLMC #1G1873±	5.70	03/01/2036	1,526,343
911,839	FHLMC #1G2200±	6.14	09/01/2037	985,559
1,178,385	FHLMC #1J1920±	5.58	10/01/2038	1,260,927
21,458	FHLMC #1Q0292±	5.87	07/01/2037	23,118
1,918,963	FHLMC #1Q0794±	5.78	11/01/2038	2,065,671
4,889,999	FHLMC #1Q0960±	5.97	06/01/2038	5,262,178
6,530,137	FHLMC #1Q0975±	6.00	10/01/2037	7,038,473
3,850,637	FHLMC #1Q0979±	5.77	07/01/2038	4,143,541
5,712	FHLMC #1Q1042±	5.90	05/01/2037	6,153
10,876	FHLMC #3455AC	5.00	06/15/2038	11,785
4,098,592	FHLMC #3598MA	4.50	11/15/2038	4,357,237
9,924,282	FHLMC #3631(o)	4.00	02/15/2040	10,554,830
17,537,135	FHLMC #3652AP(o)	4.50	03/15/2040	18,770,440
6,073,718	FHLMC #3704CA	4.00	12/15/2036	6,465,015
1,009,103	FHLMC #847703±	5.95	01/01/2037	1,086,187
282,979	FHLMC #A68719	6.50	10/01/2037	314,625
394,264	FHLMC #A68728	6.50	11/01/2037	438,355
984,560	FHLMC #A78331	6.00	03/01/2034	1,083,468
4,913,971	FHLMC #A79090	6.50	07/01/2034	5,547,971
4,682,598	FHLMC #A81212	6.50	08/01/2038	5,190,635
957,421	FHLMC #B15688	5.50	07/01/2019	1,043,908
623,177	FHLMC #C03464	4.50	04/01/2040	647,724
179,654	FHLMC #C90651	6.00	02/01/2023	198,286
65,894	FHLMC #E01251	5.50	11/01/2017	71,419
2,700,561	FHLMC #E01497	5.50	11/01/2018	2,933,267
1,529,481	FHLMC #E01539	5.50	12/01/2018	1,661,275
868,422	FHLMC #E01655	5.50	06/01/2019	943,854
70,133	FHLMC #E87587	5.50	02/01/2017	76,030
10,105	FHLMC #E96393	4.50	05/01/2018	10,739
81,289,334	FHLMC #G01820(o)	5.50	06/01/2035	87,649,301
15,184,832	FHLMC #G05823	6.00	08/01/2034	16,710,290
5,969,645	FHLMC #G05934	6.00	12/01/2033	6,569,352
10,433,638	FHLMC #G05935(o)	6.00	03/01/2036	11,481,795
20,876,924	FHLMC #G06008(o)	6.00	12/01/2035	22,974,205
143,142	FHLMC #G11300	6.00	08/01/2017	156,877
313,930	FHLMC #G11344	6.00	10/01/2017	344,054
1,040,561	FHLMC #G11594	5.50	08/01/2019	1,134,558
30,568	FHLMC #G11653	5.50	12/01/2019	33,329
1,050,935	FHLMC #G11767	5.50	08/01/2020	1,145,869
1,801,053	FHLMC #G11944	5.50	07/01/2020	1,963,748
103,141	FHLMC #G12008	6.50	04/01/2021	112,733
6,747,821	FHLMC #G13731	5.50	11/01/2021	7,357,374
6,514,736	FHLMC #G13880	5.50	02/01/2019	7,070,660
1,021,347	FHLMC #G18003	5.50	07/01/2019	1,113,608
3,012,578	FHLMC #H19030	5.50	08/01/2037	3,210,621
845,705	FHLMC #J02372	5.50	05/01/2020	925,272

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 41
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Mortgage Corporation (continued)
$772,800	FHLMC #J02373	5.50%	05/01/2020	$845,508
1,047,768	FHLMC #J02376	6.00	05/01/2020	1,156,116
5,470,299	FHLMC #K007A1	3.34	12/25/2019	5,672,475
1,708,334	FHLMC #U50015	4.50	10/01/2030	1,788,437
16,229,975	FHLMC #U60260(o)	4.50	10/01/2040	16,990,985
5,384,358	FHLMC #Z40026	5.50	01/01/2033	5,771,970
132,817	FHLMC Series 1590 Class 1590±	1.36	10/15/2023	134,606
3,691	FHLMC Series 1897 Class 1897K	7.00	09/15/2026	4,215
8,495	FHLMC Series 1935 Class 1935±	1.01	02/15/2027	8,609
51,036	FHLMC Series 2423 Class MC	7.00	03/15/2032	57,207
589,000	FHLMC Series 2694 Class QG	4.50	01/15/2029	606,226
136,306	FHLMC Series 3035 Class PA	5.50	09/15/2035	151,095

				353,656,126

Federal National Mortgage Association: 40.39%
50,000,000	FNMA%%	5.50	03/25/2038	53,078,100
8,000,000	FNMA%%	5.50	01/25/2023	8,693,752
5,016,000	FNMA%%	6.25	05/15/2029	6,273,250
8,046,000	FNMA%%	7.25	05/15/2030	11,227,750
25,600,000	FNMA%%	4.50	06/25/2030	26,871,834
3,600,000	FNMA%%	5.50	03/25/2038	3,884,062
42,000,000	FNMA%%	5.50	03/25/2038	45,274,698
30,500,000	FNMA%%	5.50	03/25/2038	32,458,680
8,400,000	FNMA%%	5.50	03/25/2038	8,978,810
900,000	FNMA%%	5.50	03/25/2038	965,672
15,900,000	FNMA%%	5.50	06/15/2038	17,017,436
44,400,000	FNMA%%	5.50	06/15/2038	47,161,147
300,000	FNMA%%	4.50	08/25/2038	312,281
4,500,000	FNMA%%	4.50	08/25/2038	4,685,625
32,500,000	FNMA%%	6.00	08/25/2038	35,303,125
50,800,000	FNMA%%	6.00	08/25/2038	55,276,750
62,800,000	FNMA%%	6.00	08/25/2038	68,452,000
26,000,000	FNMA%%	3.00	03/25/2039	25,861,875
45,700,000	FNMA%%	3.00	03/25/2039	45,285,844
102,000,000	FNMA%%	3.50	03/25/2039	103,641,588
12,400,000	FNMA%%	3.50	03/25/2039	12,733,250
9,300,000	FNMA%%	4.00	03/25/2039	9,477,281
1,500,000	FNMA%%	5.50	03/25/2039	1,630,078
300,000	FNMA%%	4.50	12/25/2039	312,281
10,200,000	FNMA%%	4.50	03/25/2039	10,588,875
81,150,000	FNMA%%	4.50	03/25/2039	84,015,569
3,066	FNMA #061688±	2.96	06/01/2017	3,097
1,718,270	FNMA #190129	6.00	11/01/2023	1,895,206
1,945,039	FNMA #190338	5.50	07/01/2033	2,105,422
1,213,580	FNMA #190346	5.50	12/01/2033	1,313,648
75,033	FNMA #254295	6.00	04/01/2022	82,877
212,740	FNMA #255417	6.00	09/01/2024	233,512
60,660	FNMA #303683	6.50	08/01/2025	67,655
3,292,797	FNMA #310017	7.00	06/01/2035	3,761,377
100,269	FNMA #313358	7.50	02/01/2012	102,821
3,258,337	FNMA #462361±	6.33	07/01/2037	3,518,816
4,568,093	FNMA #462404±	6.27	09/01/2037	4,957,294
80,487	FNMA #481473	6.00	02/01/2029	88,761
57,501	FNMA #535400	6.50	07/01/2030	64,982
173,699	FNMA #545623	6.00	05/01/2017	189,908

42 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$183,800	FNMA #545686	6.50%	06/01/2017	$201,154
46,099	FNMA #545759	6.50	07/01/2032	52,097
73,470	FNMA #545819	6.50	08/01/2032	83,030
5,337,557	FNMA #555088±	6.32	08/01/2012	5,598,471
359,683	FNMA #555285	6.00	03/01/2033	396,659
31,522,832	FNMA #555424(o)	5.50	05/01/2033	34,122,124
43,191	FNMA #555514	6.00	11/01/2017	47,221
229,664	FNMA #654582	6.50	07/01/2017	252,065
4,034,593	FNMA #677018	5.50	01/01/2033	4,368,536
15,025,427	FNMA #725162	6.00	02/01/2034	16,570,086
97,648,831	FNMA #725228(o)	6.00	03/01/2034	107,687,427
62,646,726	FNMA #725229(o)	6.00	03/01/2034	69,087,000
8,703,636	FNMA #725423	5.50	05/01/2034	9,421,315
6,785,878	FNMA #725424	5.50	04/01/2034	7,345,424
5,394,300	FNMA #725690	6.00	08/01/2034	5,923,565
3,370,828	FNMA #725773	5.50	09/01/2034	3,644,564
305,621	FNMA #725922	6.50	12/01/2029	342,139
11,495,734	FNMA #735116(o)	6.00	12/01/2034	12,677,530
15,633,293	FNMA #735503(o)	6.00	04/01/2035	17,240,443
1,203,588	FNMA #735504	6.00	04/01/2035	1,327,321
138,204	FNMA #745943	6.00	11/01/2033	152,412
3,043,916	FNMA #808350	5.50	09/01/2034	3,276,349
1,602,994	FNMA #838303±	6.00	07/01/2037	1,726,721
1,401,995	FNMA #873978±	6.06	09/01/2016	1,561,569
2,460,000	FNMA #874474±	5.37	04/01/2017	2,718,902
3,341,965	FNMA #874475±	5.40	05/01/2017	3,698,526
6,462,194	FNMA #888560	6.00	11/01/2035	7,126,528
2,340,402	FNMA #888635	5.50	09/01/2036	2,533,385
1,885,933	FNMA #888941±	6.05	10/01/2037	2,033,657
4,364,798	FNMA #889213	5.50	10/01/2020	4,758,403
3,070,567	FNMA #889859	6.50	09/01/2038	3,435,546
1,372,906	FNMA #890221	5.50	12/01/2033	1,484,856
840,458	FNMA #893916±	6.34	10/01/2036	908,223
788,449	FNMA #905629±	6.02	12/01/2036	849,872
1,248,469	FNMA #906403±	5.89	01/01/2037	1,343,948
1,646,003	FNMA #906404±	5.90	01/01/2037	1,772,276
956,835	FNMA #909569±	5.85	02/01/2037	1,030,681
1,187,250	FNMA #910293±	5.94	03/01/2037	1,277,827
1,117,072	FNMA #914819±	5.91	04/01/2037	1,203,126
144,641	FNMA #931676	5.50	01/01/2019	157,684
2,719,160	FNMA #938185±	5.94	07/01/2037	2,928,489
798,107	FNMA #941143±	6.05	10/01/2037	860,158
693,090	FNMA #945646±	6.04	09/01/2037	747,221
1,907,828	FNMA #947380±	5.90	10/01/2037	2,053,859
1,338,264	FNMA #947424±	5.66	10/01/2037	1,437,514
1,042,212	FNMA #952835±	5.92	09/01/2037	1,123,622
1,273,736	FNMA #959331±	6.07	11/01/2037	1,373,581
768,196	FNMA #990605	6.00	09/01/2038	836,606
328,927	FNMA #995097	6.50	10/01/2037	368,024
7,567,120	FNMA #995485	6.00	04/01/2035	8,345,043
2,972,163	FNMA #995508	6.00	12/01/2035	3,277,710
2,243,602	FNMA #AB1218	3.50	07/01/2025	2,298,024
4,739,418	FNMA #AB1579	4.50	10/01/2040	4,974,234
3,636,455	FNMA #AD0086±	5.52	02/01/2039	3,903,950
3,019,703	FNMA #AD0212	5.50	04/01/2021	3,292,011
157,221	FNMA #AD0531	5.50	11/01/2023	171,398

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 43
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$9,287,617	FNMA #AD0584	7.00%	01/01/2039	$10,476,597
291,355	FNMA #AD0666	5.50	08/01/2037	315,379
8,981,598	FNMA #AD0682	6.00	12/01/2035	9,904,934
17,375,219	FNMA #AE0096(o)	5.50	07/01/2025	18,992,020
11,869,499	FNMA #AE0097(o)	5.50	04/01/2027	12,902,764
21,564,903	FNMA #AE0133(o)	6.00	07/01/2037	23,782,156
12,432,381	FNMA #AE0303(o)	6.00	08/01/2040	13,711,785
15,283,475	FNMA #AE0482(o)	5.50	10/01/2040	16,548,487
657,020	FNMA #AE0622	6.50	03/01/2035	742,507
23,190,688	FNMA #MA0511(o)	4.50	09/01/2030	24,299,493
21,319,766	FNMA #890248(o)	6.00	07/01/2040	23,513,631
31,166,942	FNMA #AE0364(o)	5.50	09/01/2040	33,696,436
53,534	FNMA Series 2006-44 Class 0A	5.50	12/25/2026	54,121
49,793	FNMA Series 1998-38 Class Pl	6.00	11/25/2028	55,776
72,165	FNMA Series 1999-54 Class LH	6.50	11/25/2029	80,560
100,000	FNMA Series 2004-45 Class VB	4.50	10/25/2028	106,943
75,000	FNMA Series 2005-31 Class PB	5.50	04/25/2035	85,061
58,051	FNMA Series 2006-57 Class PA	5.50	08/25/2027	58,693
4,584,494	FNMA Series 2009-102 Class PN	5.00	11/25/2039	4,987,742

				1,309,592,180

Government National Mortgage Association: 4.24%
16,889,000	GNMA%%(a)	4.00	01/15/2040	17,375,403
4,387,000	GNMA%%(a)	3.00	10/20/2033	4,512,468
85,600,000	GNMA%%	4.00	01/15/2040	87,097,486
8,600,000	GNMA%%	4.00	01/15/2040	8,782,698
2,894,000	GNMA%%(a)	5.50	01/15/2040	2,985,161
999,999	GNMA #004696	4.50	05/20/2040	1,055,349
379	GNMA #065183	11.50	06/15/2013	382
4,339	GNMA #065561	11.50	05/15/2013	4,839
5,292,952	GNMA #082651±	3.50	10/20/2040	5,527,906
882,049	GNMA #082664±	3.50	11/20/2040	921,203
54,738	GNMA #267461±	8.05	07/15/2019	62,440
7,073	GNMA #270973±	8.05	09/15/2019	7,147
18,411	GNMA #270981±	8.05	09/15/2019	21,002
50,524	GNMA #270992±	8.05	08/15/2019	57,633
20,641	GNMA #270995±	8.05	07/15/2019	23,545
6,003	GNMA #271015±	8.05	11/15/2019	6,064
23,691	GNMA #271020±	8.05	02/15/2020	27,279
34,609	GNMA #271179±	8.05	10/15/2019	39,479
17,035	GNMA #274696±	8.05	10/15/2019	19,432
7,745	GNMA #274698±	8.05	02/15/2020	7,828
12,198	GNMA #276604±	8.05	10/15/2019	12,336
29,827	GNMA #277013±	8.05	11/15/2019	34,024
10,710	GNMA #277020	7.75	07/15/2020	10,767
15,033	GNMA #279234±	8.05	10/15/2020	17,309
64,200	GNMA #279254	7.75	09/20/2020	73,577
127,978	GNMA #302430	7.75	03/20/2021	147,525
40,907	GNMA #310462	7.75	07/20/2021	47,156
35,754	GNMA #313386	7.75	08/15/2021	41,361
125,958	GNMA #781113	7.00	11/15/2029	145,220
7,276,367	GNMA #782044(o)	6.50	12/15/2032	8,401,610

				137,465,629

Total Agency Securities (Cost $1,789,229,351)				1,800,713,935

44 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities: 8.90%
$9,279,000	Aesop Series 2010-5A Class A	3.15%	03/20/2017	$9,159,121
7,348,000	Allya Auto Receivables Trust Series 2010-4 Class A4	1.35	12/15/2015	7,253,514
2,669,000	Bank of America Credit Card Trust Series 2006-A12 Class A12±	0.27	03/15/2014	2,664,647
6,230,000	Bank of America Credit Card Trust Series 2008-7 Class A±	0.95	12/15/2014	6,274,407
10,657,000	Capital One Multi-Asset Execution Trust Series 2004 Class A8±	0.38	08/15/2014	10,633,363
10,882,000	Capital One Multi-Asset Execution Trust Series 2005-A10 Class A±	0.33	09/15/2015	10,792,018
3,572,000	Capital One Multi-Asset Execution Trust Series 2006-12 Class A±	0.31	07/15/2016	3,524,671
11,400,000	Capital One Multi-Asset Execution Trust Series 2006-4 Class A±	0.29	12/16/2013	11,396,005
3,538,000	Capital One Multi-Asset Execution Trust Series 2006-A5 Class A5±	0.31	01/15/2016	3,501,917
6,994,000	Captial One Multi-Asset Execution Trust Series 2007-A8 Class A8±	0.59	10/15/2015	6,964,546
8,027,000	Chase Issuance Trust Series 2009-A2 Class A2±	1.80	04/15/2014	8,168,504
2,007,000	Chase Issuance Trust Series 2009-A3 Class A3±	2.40	06/17/2013	2,025,919
6,758,000	CitiBank Credit Card Issuance Trust Series 2009-A2 Class A2±	1.80	05/15/2014	6,886,068
12,472,000	Comet Series 2009-A2 Class A2	3.20	04/15/2014	12,635,484
11,190,692	Developers Diversified Realty Corporation Series 2009-DDR1 Class A	3.81	10/14/2022	11,773,086
3,967,000	Discover Card Master Trust I Series 2006-2 Class A2±	0.28	01/16/2014	3,961,422
2,753,000	Discover Card Master Trust Series 2008-A3 Class A3	5.10	10/15/2013	2,798,059
5,219,262	Ford Credit Auto Owner Trust Series 2009-C Class A3	2.72	11/15/2013	5,290,672
3,930,319	Honda Auto Receivables 2010-1 Owner Trust Class A2	0.62	02/21/2012	3,931,851
10,326,000	MBNA Credit Card Master Note Trust Series 2001-2 Class A±	0.50	12/16/2013	10,329,029
11,993,000	MBNA Credit Card Master Note Trust Series 2006-A5 Class A5±	0.31	10/15/2015	11,907,310
275,507	Morgan Stanley ABS Capital I Series 2007-HE2 Class A2A±	0.29	01/25/2037	267,425
203,598	Morgan Stanley Home Equity Loans Series 2007-1 Class A1±	0.30	12/25/2036	198,311
17,309,150	Nelnet Student Loan Trust Series 2008-3 Class A4±	1.94	11/25/2024	17,855,840
12,016,275	SLM Student Loan Trust Series 2004-5 Class A4±	0.44	01/25/2021	11,962,181
6,605,000	SLM Student Loan Trust Series 2004-7 Class A5±	0.46	01/27/2020	6,555,758
22,628,000	SLM Student Loan Trust Series 2004-9 Class A5±	0.44	01/27/2020	22,267,405
7,137,000	SLM Student Loan Trust Series 2006-3 Class A4±	0.37	07/25/2019	7,083,443
9,196,000	SLM Student Loan Trust Series 2007-4 Class A3±	0.35	01/25/2022	9,117,272
13,384,000	SLM Student Loan Trust Series 2008-1 Class A4A±	1.89	12/15/2032	13,843,478
3,207,000	SLM Student Loan Trust Series 2008-4 Class A4±	1.94	07/25/2022	3,340,057
16,716,171	SLM Student Loan Trust Series 2008-5 Class A2±	1.39	10/25/2016	16,932,632
15,880,000	SLM Student Loan Trust Series 2008-5 Class A4±	1.99	07/25/2023	16,514,171
10,718,000	SLM Student Loan Trust Series 2008-6 Class A2±	0.84	10/25/2017	10,776,357

Total Asset Backed Securities (Cost $288,432,422)				288,585,943

Collateralized Mortgage Obligations: 19.43%
2,671,043	Asset Securitization Corporation Series 1996-D3 Class A2±	7.77	10/13/2026	2,733,063
1,368,000	Bank of America Commercial Mortgage Incorporated Series 2002-2 Class B±	5.27	07/11/2043	1,424,454
1,837,000	Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3±	4.51	12/10/2042	1,884,144
1,577,968	Bank of America Commercial Mortgage Incorporated Series 2000-2 Class E±	7.63	09/15/2032	1,573,308
1,345,000	Bank of America Commercial Mortgage Incorporated Series 2002-PB2 Class B±	6.31	06/11/2035	1,402,330
9,905,000	Bank of America Commercial Mortgage Incorporated Series 2005-4 Class A5A±	4.93	07/10/2045	10,450,806
2,225,000	Bank of America Commercial Mortgage Incorporated Series 2005-5 Class A4±	5.12	10/10/2045	2,427,625
2,108,000	Bank of America Commercial Mortgage Incorporated Series 2005-6 Class A4±	5.37	09/10/2047	2,308,279
10,449,000	Bank of America Commercial Mortgage Incorporated Series 2006-5 Class A4±	5.41	09/10/2047	11,010,231
5,533,000	Bear Stearns Commercial Mortgage Securities Incorporated Series 2002-PBW1 Class A2±	4.72	11/11/2035	5,760,140
671,305	Bear Stearns Commercial Mortgage Securities Incorporated Series 2003-T12 Class A3±	4.24	08/13/2039	680,205
1,788,000	Bear Stearns Commercial Mortgage Securities Incorporated Series 2004-PWR4 Class A3±	5.47	06/11/2041	1,947,733
4,830,000	Bear Stearns Commercial Mortgage Securities Incorporated Series 2005 Power 7 Mortgage Certificate Class A3±	5.12	02/11/2041	5,163,094
2,656,432	Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A±	4.95	02/11/2041	2,728,146

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 45
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
$1,280,804	Bear Stearns Commercial Mortgage Securities Incorporated Series 2007-PRW1 Class A1±	5.59%	06/11/2040	$1,305,461
588,786	Citigroup Mortgage Loan Trust Incorporated Series 2007-AHL1 Class A2A±	0.29	12/25/2036	565,256
5,950,000	Commercial Mortgage Pass-Through Certificate Series 1999-C1 Class A4±	6.98	01/17/2032	6,457,837
5,070,000	Commercial Mortgage Pass-Through Certificate Series 2001-J2 Class B±	6.30	07/16/2034	5,598,374
8,661,000	Commercial Mortgage Pass-Through Certificate Series 2004-LB2A Class A4±	4.72	03/10/2039	9,104,419
3,875,000	Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A1±	3.16	07/10/2046	3,938,889
5,037,000	Commercial Mortgage Pass-Through Certificate Series 2010-CI Class A3±	4.21	07/10/2046	5,027,043
20,546	Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CKS4 Class A1±	4.49	11/15/2036	20,576
403,000	Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CKS4 Class A2±	5.18	11/15/2036	419,914
3,170,000	Credit Suisse First Boston Mortgage Securities Corporation Series 2003 C4 B±	5.25	08/15/2036	3,320,142
3,156,000	Credit Suisse First Boston Mortgage Securities Corporation Series 2003-CPN1 Class A2±	4.60	03/15/2035	3,316,354
737,027	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3±	4.81	02/15/2038	758,943
4,212,000	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4±	4.83	04/15/2037	4,381,084
2,750,000	Credit Suisse First Boston Mortgage Securities Corporation Series 2007-C2 Class A2±	5.45	01/15/2049	2,811,076
14,937,000	Discover Card Master Trust Series 2009-A2 Class A±	1.55	02/17/2015	15,169,099
2,761,000	ESA Trust Series 2010-ESHA Class A±	2.95	11/05/2027	2,753,873
4,778,877	FHLMC Series 2479 Class PG	6.00	08/15/2032	5,265,191
3,954,000	FHLMC Series 2558 Class BD	5.00	01/15/2018	4,324,806
7,318,000	FHLMC Series 2590 Class BY	5.00	03/15/2018	8,017,419
3,380,000	FHLMC Series 2676 Class CY	4.00	09/15/2018	3,604,852
268,793	FHLMC Series 2727 Class PW±	3.57	06/15/2029	274,140
3,904,000	FHLMC Series 2843 Class BC	5.00	08/15/2019	4,287,255
241,175	FHLMC Series 2980 Class QA	6.00	05/15/2035	267,217
2,469,782	FHLMC Series 3028 Class PG	5.50	09/15/2035	2,686,762
4,883,969	FHLMC Series 3052 Class MH	5.25	10/15/2034	5,312,485
3,340,723	FHLMC Series 3325 Class JL	5.50	06/15/2037	3,708,865
3,752,000	FHLMC Series K003 Class AAVB	4.77	05/25/2018	4,095,561
7,469,342	FHLMC Series K008 Class A1	2.75	12/25/2019	7,518,195
1,839,000	First Union National Bank Commercial Mortgage Series 2001-C4 Class B±(l)	6.42	12/12/2033	1,908,915
5,501,655	FNMA Series 2009-110 Class DA	4.50	01/25/2040	5,828,187
31,958,137	FNMA Series 2001-81 Class HE	6.50	01/25/2032	36,074,214
3,666,000	FNMA Series 2002-94 Class HQ	4.50	01/25/2018	3,910,031
1,482,582	FNMA Series 2004-60 Class PA	5.50	04/25/2034	1,618,755
1,441,331	FNMA Series 2005-58 Class MA	5.50	07/25/2035	1,621,272
4,932,183	FNMA Series 2007-30 Class MA	4.25	02/25/2037	5,201,088
94,675	FNMA Series 2007-39 Class NA	4.25	01/25/2037	99,599
7,441,753	FNMA Series 2007-77 Class MH	6.00	12/25/2036	8,149,593
9,674,717	FNMA Series 2009-71 Class JT	6.00	06/25/2036	10,672,422
10,130,014	FNMA Series 2009-78 Class J	5.00	09/25/2019	10,885,017
4,683,199	FNMA Series 2009-93 Class PD	4.50	09/25/2039	4,840,525
6,993,000	FNMA Series 2009-M1 Class A2±	4.29	07/25/2019	7,402,574
6,303,000	FNMA Series 2009-M2 Class A3	4.00	01/25/2019	6,558,326
6,743,281	FNMA Series 2010-15 Class KA	4.00	03/25/2039	7,056,787
16,500,936	FNMA Series 2010-54 Class EA	4.50	06/25/2040	17,209,642
2,860,000	FNMA Series 2010-M1 Class A2±	4.45	09/25/2019	3,032,009
23,721,000	FNMA Series 2010-M3 Class A3±	4.33	03/25/2020	25,096,417
4,152,000	FNMA Series K005 Class A2±	4.32	11/25/2019	4,386,503
661,568	GE Capital Commercial Mortgage Corporation Series 2001-3 Class A1±	5.56	06/10/2038	662,939

46 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
$4,091,096	GE Capital Commercial Mortgage Corporation Series 2002-1A Class A3±	6.27%	12/10/2035	$4,271,316
977,000	GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class B±	6.79	04/15/2034	999,300
1,712,000	GMAC Commercial Mortgage Securities Incorporated Series 2003-C2 Class A2±	5.66	05/10/2040	1,853,380
3,123,000	GMAC Commercial Mortgage Securities Incorporated Series 2003-C2 Class B±	5.67	05/10/2040	3,307,054
1,384,000	GMAC Commercial Mortgage Securities Incorporated Series 2003-C2 Class D±	5.67	05/10/2040	1,401,950
3,108,000	GMAC Commercial Mortgage Securities Incorporated Series 2004-C2 Class A4±	5.30	08/10/2038	3,343,162
1,956,000	GNMA Series 2006-37 Class JG	5.00	07/20/2036	2,136,634
2,226,300	Greenwich Capital Commercial Funding Corporation Series 2003-C1 Class B±	4.23	07/05/2035	2,309,514
8,433,000	Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5±	5.22	04/10/2037	8,939,545
278,173	GS Mortgage Securities Corporation II Series 2004-C1 Class A2±	4.32	10/10/2028	278,047
1,569,000	GS Mortgage Securities Corporation II Series 2006-GG6 Class A4±	5.55	04/10/2038	1,677,174
9,641,926	Impact Funding LLC±	5.31	01/25/2051	9,704,599
1,342,422	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2000-C10 Class C±	7.90	08/15/2032	1,341,779
1,766,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC2 Class D±	6.85	04/15/2035	1,786,848
1,007,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002 C2 Certificate Class B±	5.21	12/12/2034	1,049,152
1,334,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-CIB5 Class A2±	5.16	10/12/2037	1,404,782
2,367,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-CIBC 4 Class C±	6.45	05/12/2034	2,457,662
1,902,660	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-C1 Class A1±	4.28	01/12/2037	1,955,126
870,053	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB6 Class A1±	4.39	07/12/2037	898,567
3,171,300	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB7 Class A4±	4.88	01/12/2038	3,374,011
3,207,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-C2 Class A3±	5.40	05/15/2041	3,446,056
7,501,540	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-CB9 Class A4±	5.54	06/12/2041	8,032,564
1,988,120	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-CIBC9 Class A2±	5.11	06/12/2041	2,009,714
1,332,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP4 Class A4±	4.92	10/15/2042	1,429,123
1,810,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP5 Class A4±	5.36	12/15/2044	1,978,294
3,780,750	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006 Class A4±	5.48	12/12/2044	4,026,490
3,568,886	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB14 Class A2±	5.44	12/12/2044	3,586,083
1,825,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB16 Class A4±	5.55	05/12/2045	1,954,296
11,364,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB17 Class A4±	5.43	12/12/2043	12,017,506
1,794,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2±	5.13	05/15/2047	1,879,578
1,817,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A3±	5.34	05/15/2047	1,895,113
3,050,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007 Class A±	6.00	06/15/2049	3,245,936
4,772,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LD12 Class A3±	6.19	02/15/2051	5,015,460

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 47
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
$10,869	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2008-C2 Class A1±	5.02%	02/12/2051	$10,873
9,678,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2009-IWST Class A2±	5.63	12/05/2027	10,708,968
7,325,568	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A1±	3.85	06/15/2043	7,609,976
4,379,101	Lehman Brothers UBS Commercial Mortgage Trust Series 2001-C2 Class A2±	6.65	11/15/2027	4,402,996
6,452,347	Lehman Brothers UBS Commercial Mortgage Trust Series 2001-C3 Class A2±	6.37	12/15/2028	6,548,020
6,652,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C2 Class A4±	5.59	06/15/2031	6,985,783
1,077,479	Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C4 Class A4±	4.56	09/15/2026	1,096,952
16,751,196	Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C4 Class A5±	4.85	09/15/2031	17,584,060
3,836,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C7 Class A4±	4.96	12/15/2031	4,063,463
5,071,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2003-C8 Class A4±	5.12	11/15/2032	5,458,456
1,887,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C1 Class A4±	4.57	01/15/2031	1,979,341
1,233,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5±	4.63	10/15/2029	1,283,578
1,740,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A 4±	4.74	02/15/2030	1,840,039
5,349,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C2 Class A4±	5.00	04/15/2030	5,482,230
873,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C1 Class AAB±	5.40	02/15/2040	937,241
1,751,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3±	6.13	07/15/2044	1,859,062
4,655,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A4±	6.14	07/15/2044	4,942,015
6,831,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A3±	5.93	07/15/2040	7,164,487
3,283,500	Lehman Brothers UBS Commercial Mortgage Trust Series 2008-C1 Class A2±	6.32	04/15/2041	3,589,562
5,580,000	Merrill Lynch Mortgage Trust Series 2003-KEY1 Class A4±	5.24	11/12/2035	5,952,984
5,488,000	Merrill Lynch Mortgage Trust Series 2004-KEY2 Class A4±	4.86	08/12/2039	5,799,764
2,626,568	Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A2±	4.96	07/12/2038	2,664,579
2,169,000	Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A±	4.95	07/12/2038	2,282,192
1,310,900	Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6±	5.41	11/12/2037	1,439,011
1,367,000	Morgan Stanley Capital I Series 2002-HQ Class B±	6.64	04/15/2034	1,441,386
3,570,000	Morgan Stanley Capital I Series 2003-IQ6 Class A4±	4.97	12/15/2041	3,831,228
2,786,810	Morgan Stanley Capital I Series 2003-T11 Class A4±	5.15	06/13/2041	2,976,202
5,590,000	Morgan Stanley Capital I Series 2004-IQ8 Class A4±	4.90	06/15/2040	5,781,338
2,443,000	Morgan Stanley Capital I Series 2004-T15 Class A4±	5.27	06/13/2041	2,644,380
11,621,000	Morgan Stanley Capital I Series 2005-HQ6 Class A4A±	4.99	08/13/2042	12,482,443
328,096	Morgan Stanley Capital I Series 2005-T17 Class A4±	4.52	12/13/2041	333,964
4,435,000	Morgan Stanley Capital I Series 2006-IQ12 Class ANM±	5.31	12/15/2043	4,552,659
1,844,720	Morgan Stanley Capital I Series 2007-HQ13 Class A1±	5.36	12/15/2044	1,893,798
9,882,500	Morgan Stanley Capital I Series 2007-HQ13 Class A3±	5.57	12/15/2044	10,227,643
1,186,000	Morgan Stanley Capital I Series 2007-IQ14 Class AAB±	5.65	04/15/2049	1,253,671
3,484,545	Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4±	6.39	07/15/2033	3,545,981
3,032,000	Morgan Stanley Dean Witter Capital I Series 2003-HQ2 Class A2±	4.92	03/12/2035	3,207,288
1,456,000	Morgan Stanley Dean Witter Capital I Series 2003-HQ2 Class B±	5.04	03/12/2035	1,502,023
3,344,000	Morgan Stanley Dean Witter Capital I Series 2004-HQ3 Class A4±	4.80	01/13/2041	3,536,119
3,533,000	Morgan Stanley Dean Witter Capital I Series 2005-IQ9 Class A5±	4.70	07/15/2056	3,739,819
494,942	Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S±	0.36	02/25/2047	409,775
5,409,589	Nomura Asset Securities Corporation Series 1998-D6 Class A2±	7.29	03/15/2030	5,991,582
1,072,157	PNC Mortgage Acceptance Corporation Series 2001-C1 Class A2±	6.36	03/12/2034	1,078,663
2,027,000	Prudential Mortgage Capital Funding LLC Series 2001-ROCK Class B±	6.76	05/10/2034	2,066,876
613,893	Salomon Brothers Mortgage Securities Incorporated VII Series 2000-C2 Class C±	7.73	07/18/2033	613,150
3,901,871	Salomon Brothers Mortgage Securities Incorporated VII Series 2001-C2 Class A3±	6.50	11/13/2036	4,011,481
2,274,553	Sequoia Mortgage Trust Series 2010-H1 Series A1±	3.75	02/25/2040	2,304,477
183,222	Structured Asset Securities Corporation Series 1982 Class B±	4.84	03/01/2020	178,376
100,225	Structured Asset Securities Corporation Series 1998-2 Class A±	0.77	02/25/2028	95,765
3,589,679	US Bank NA Series 2007-1 Class A±	5.92	05/25/2012	3,744,825
285,759	Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1±(l)	4.24	10/15/2035	287,962
1,678,000	Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3±(l)	4.45	11/15/2035	1,729,007

Total Collateralized Mortgage Obligations (Cost $616,442,411)				630,172,789

48 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Corporate Bonds and Notes: 16.35%

Consumer Discretionary: 0.99%

Leisure Equipment & Products: 0.08%
$2,765,000	Mattel Incorporated	6.20%	10/01/2040	$2,691,457

Media: 0.91%
6,016,000	Comcast Corporation	8.38	03/15/2013	6,916,782
4,395,000	DirecTV Incorporated	6.00	08/15/2040	4,361,994
5,732,000	NBC Universal Incorporated	2.88	04/01/2016	5,705,914
4,776,000	NBC Universal Incorporated	4.38	04/01/2021	4,793,518
2,983,000	NBC Universal Incorporated	5.95	04/01/2041	3,046,266
3,125,000	Time Warner Incorporated	5.88	11/15/2040	3,099,200
1,314,000	Time Warner Incorporated	6.10	07/15/2040	1,385,930

				29,309,604

Consumer Staples: 1.69%

Beverages: 0.88%
7,955,000	Anheuser-Busch InBev Worldwide Incorporated	4.13	01/15/2015	8,531,674
9,465,000	Coca Cola Company	1.50	11/15/2015	9,260,528
6,445,000	Coca Cola Company	3.15	11/15/2020	6,262,046
1,755,000	Pepsico Incorporated	3.13	11/01/2020	1,704,767
2,690,000	Pepsico Incorporated	4.88	11/01/2040	2,642,365

				28,401,380

Food & Staples Retailing: 0.28%
5,510,000	WalMart Stores Incorporated	3.25	10/25/2020	5,376,024
3,730,000	WalMart Stores Incorporated	5.00	10/25/2040	3,695,509

				9,071,533

Food Products: 0.22%
4,585,000	Kraft Foods Incorporated Class A	5.38	02/10/2020	5,106,425
1,845,000	Kraft Foods Incorporated Class A	6.50	02/09/2040	2,120,300

				7,226,725

Tobacco: 0.31%
4,308,000	Altria Group Incorporated	9.70	11/10/2018	5,793,153
2,875,000	Altria Group Incorporated	10.20	02/06/2039	4,151,532

				9,944,685

Energy: 1.50%

Oil, Gas & Consumable Fuels: 1.50%
7,225,000	Anadarko Petroleum Corporation	5.95	09/15/2016	7,709,559
4,705,000	Anadarko Petroleum Corporation	6.38	09/15/2017	5,082,793
3,057,000	Energy Transfer Partners LP	9.00	04/15/2019	3,850,927
3,364,000	Husky Energy Incorporated	7.25	12/15/2019	4,062,477
2,700,000	Midamerican Energy Holdings Company	6.50	09/15/2037	3,137,262
2,805,000	PacifiCorp	6.25	10/15/2037	3,249,267
4,198,000	Plains All American Pipeline	3.95	09/15/2015	4,389,584
9,361,000	Rockies Express Pipeline	3.90	04/15/2015	9,431,769
5,999,000	Valero Energy Corporation	9.38	03/15/2019	7,588,945

				48,502,583

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 49
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Financials: 5.98%

Capital Markets: 1.06%
$2,445,000	Goldman Sachs Group Incorporated	3.70%	08/01/2015	$2,497,810
4,985,000	Goldman Sachs Group Incorporated	6.00	06/15/2020	5,344,114
2,446,000	Goldman Sachs Group Incorporated	6.75	10/01/2037	2,454,759
5,837,000	Lazard Group LLC	7.13	05/15/2015	6,420,233
7,827,000	Lazard Group LLC	6.85	06/15/2017	8,312,039
6,265,000	Morgan Stanley	3.45	11/02/2015	6,148,565
3,000,000	Morgan Stanley	5.95	12/28/2017	3,168,237

				34,345,757

Consumer Finance: 0.54%
12,155,000	American Express Company	2.75	09/15/2015	12,015,570
4,460,000	Capital One Bank USA NA	8.80	07/15/2019	5,551,237

				17,566,807

Diversified Financial Services: 2.56%
5,655,000	Bank of America Corporation	7.38	05/15/2014	6,318,750
8,115,000	Bank of America Corporation	3.70	09/01/2015	8,011,745
4,735,000	Bank of America Corporation	6.00	09/01/2017	4,972,010
8,585,000	Bank of America Corporation	5.63	07/01/2020	8,630,681
6,214,000	Barclays Bank plc	5.14	10/14/2020	5,713,462
10,460,000	BNP Paribas	2.20	11/02/2015	10,318,978
9,195,000	Citigroup Incorporated	1.88	10/22/2012	9,418,209
3,814,000	Citigroup Incorporated	6.38	08/12/2014	4,224,611
4,065,000	Citigroup Incorporated	4.75	05/19/2015	4,241,307
6,325,000	Citigroup Incorporated	5.38	08/09/2020	6,471,082
1,780,000	JPMorgan Chase & Company	5.50	10/15/2040	1,779,902
6,600,000	JPMorgan Chase Bank NA	6.00	10/01/2017	7,417,879
5,630,000	JPMorgan Chase Capital XXV	6.80	10/01/2037	5,626,521

				83,145,137

Insurance: 0.64%
3,795,000	American International Group	6.40	12/15/2020	3,785,171
4,925,000	Hartford Financial Services Group	5.50	03/30/2020	5,020,698
3,223,000	Liberty Mutual Group	7.50	08/15/2036	3,186,287
1,810,000	Prudential Financial Incorporated	4.50	11/15/2020	1,794,564
4,325,000	Prudential Financial Incorporated	6.20	11/15/2040	4,426,235
2,480,000	WR Berkley Corporation	5.38	09/15/2020	2,478,854

				20,691,809

Real Estate Investment Trusts (REITS): 1.18%
2,850,000	Boston Properties LP	4.13	05/15/2021	2,765,822
721,000	HCP Incorporated Series MTN	6.30	09/15/2016	795,032
1,860,000	HCP Incorporated Series MTN	6.70	01/30/2018	2,052,581
5,630,000	Health Care Property Investors Incorporated	5.65	12/15/2013	6,104,547
1,640,000	Health Care Property Investors Incorporated	6.00	01/30/2017	1,753,731
1,890,000	Kilroy Realty Corporation	5.00	11/03/2015	1,910,425
2,660,000	Kilroy Realty Corporation	6.63	06/01/2020	2,703,972
3,123,000	Reckson Operating Partnership LP	7.75	03/15/2020	3,381,269
3,125,000	Reliance Holdings Limited	4.50	10/19/2020	2,971,428
2,760,000	Tanger Properties LP	6.13	06/01/2020	3,038,454
2,680,000	Ventas Realty LP	3.13	11/30/2015	2,630,356
2,970,000	WEA Finance LLC	7.50	06/02/2014	3,429,495

50 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Real Estate Investment Trusts (REITs) (continued)
$3,414,000	WEA Finance LLC	7.13%	04/15/2018	$3,992,540
580,000	WEA Finance LLC	6.75	09/02/2019	669,145

				38,198,797

Health Care: 0.95%

Biotechnology: 0.25%
8,184,000	Amgen Incorporated	3.45	10/01/2020	8,056,068

Health Care Equipment & Supplies: 0.20%
2,932,000	Becton Dickinson & Company	3.25	11/12/2020	2,861,219
3,495,000	CareFusion Corporation	4.13	08/01/2012	3,652,313

				6,513,532

Health Care Providers & Services: 0.17%
5,519,000	Coventry Health Care Incorporated	5.95	03/15/2017	5,579,759

Life Sciences Tools & Services: 0.10%
3,067,000	Life Technologies Corporation	4.40	03/01/2015	3,239,313

Pharmaceuticals: 0.23%
7,615,000	Allergan Incorporated	3.38	09/15/2020	7,468,320

Industrials: 0.49%

Aerospace & Defense: 0.29%
4,780,000	Northrop Grumman Corporation	3.50	03/15/2021	4,612,461
1,975,000	Northrop Grumman Corporation	5.05	11/15/2040	1,912,699
3,095,000	Raytheon Corporation	3.13	10/15/2020	2,963,797

				9,488,957

Road & Rail: 0.20%
6,181,000	BSNF Railway Company	5.75	05/01/2040	6,497,690

Information Technology: 0.91%

Communications Equipment: 0.14%
1,485,000	Cisco Systems Incorporated	4.45	01/15/2020	1,606,304
1,694,000	Cisco Systems Incorporated	5.50	01/15/2040	1,788,117
1,255,000	Harris Corporation	6.15	12/15/2040	1,248,148

				4,642,569

Computers & Peripherals: 0.45%
9,645,000	Hewlett Packard Company LP	2.13	09/13/2015	9,673,260
4,830,000	Hewlett Packard Company LP	3.75	12/01/2020	4,829,740

				14,503,000

Electronic Equipment & Instruments: 0.14%
1,900,000	Arrow Electronics Incorporated	3.38	11/01/2015	1,872,463
2,830,000	Arrow Electronics Incorporated	5.13	03/01/2021	2,780,359

				4,652,822

Software: 0.18%
4,012,000	Adobe Systems Incorporated	4.75	02/01/2020	4,278,758
1,456,000	Oracle Corporation	5.38	07/15/2040	1,507,676

				5,786,434

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 51
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Materials: 0.88%

Chemicals: 0.67%
$6,095,000	Dow Chemical Company	4.85%	08/15/2012	$6,460,529
3,265,000	Dow Chemical Company	5.90	02/15/2015	3,661,900
5,875,000	Dow Chemical Company	8.55	05/15/2019	7,418,445
3,195,000	Dow Chemical Company	4.25	11/15/2020	3,116,368
1,145,000	Sinochem Corporation	6.30	11/12/2040	1,147,401

				21,804,643

Metals & Mining: 0.21%
6,755,000	Codelco Incorporated	3.75	11/04/2020	6,598,730

Telecommunication Services: 0.85%

Diversified Telecommunication Services: 0.37%
3,435,000	Frontier Communications Corporation	8.25	04/15/2017	3,778,500
975,000	Frontier Communications Corporation	8.13	10/01/2018	1,072,500
1,865,000	Frontier Communications Corporation	8.50	04/15/2020	2,051,500
4,616,000	Qwest Corporation	7.50	10/01/2014	5,227,620

				12,130,120

Wireless Telecommunication Services: 0.48%
1,889,000	American Tower Corporation	5.05	09/01/2020	1,945,993
3,055,000	Cellco Partnership / Verizon Wireless Capital LLC	8.50	11/15/2018	4,133,580
8,430,000	Verizon Wireless Corporation	5.55	02/01/2014	9,407,155

				15,486,728

Utilities: 2.11%

Electric Utilities: 1.14%
6,620,000	DPL Incorporated	6.88	09/01/2011	6,909,585
5,080,000	Duke Energy Corporation	6.30	02/01/2014	5,751,921
3,900,000	Exelon Generation Company LLC	4.00	10/01/2020	3,808,362
1,735,000	Exelon Generation Company LLC	5.75	10/01/2041	1,685,131
3,030,000	FirstEnergy Solutions Company	6.05	08/15/2021	3,214,769
1,786,000	FirstEnergy Solutions Company	6.80	08/15/2039	1,784,861
10,280,000	Nevada Power Company Series A	8.25	06/01/2011	10,653,390
2,995,000	Progress Energy Incorporated	6.85	04/15/2012	3,227,436

				37,035,455

Gas Utilities: 0.35%
1,080,000	El Paso Pipeline Corporation	4.10	11/15/2015	1,084,160
6,480,000	El Paso Pipeline Corporation	7.50	11/15/2040	6,673,357
3,395,000	Pacific Gas & Electric Company	5.40	01/15/2040	3,458,079

				11,215,596

Multi-Utilities: 0.62%
6,955,000	CMS Energy Corporation	5.05	02/15/2018	7,017,143
9,955,000	Dominion Resources Incorporated Puttable§	8.88	01/15/2019	13,252,882

				20,270,025

Total Corporate Bonds and Notes (Cost $517,184,241)				530,066,035

Municipal Bonds and Notes: 0.75%

California: 0.42%
895,000	California State Build America Bonds (Property Tax Revenue)§±	7.63	03/01/2040	926,477
4,730,000	California State Build America Bonds (Property Tax Revenue)§±	7.60	11/01/2040	4,883,583

52 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$3,640,000	Los Angeles CA Community College District Build America Bonds (Property Tax Revenue)§±	6.75%	08/01/2049	$3,812,572
4,080,000	Los Angeles CA DW & P Build America Bonds (Utilities Revenue)§±	6.57	07/01/2045	4,054,337

				13,676,969

Nevada: 0.14%
4,315,000	Clark County NV (Transportation Revenue)§±	6.82	07/01/2045	4,547,061

New Jersey: 0.06%
2,145,000	New Jersey Transportation Trust Fund Authority Build America Bonds (Transportation Revenue)§±	5.75	12/15/2028	2,096,480

Texas: 0.13%
4,138,000	North Texas Tollway Authority (Transportation Revenue)§±	6.72	01/01/2049	4,103,820

Total Municipal Bonds and Notes (Cost $24,479,185)				24,424,330

US Treasury Securities: 12.50%

US Treasury Bonds: 7.64%
1,395,000	US Treasury Bond	0.50	10/15/2013	1,388,134
32,228,000	US Treasury Bond	0.50	11/15/2013	32,036,630
1,819,000	US Treasury Bond«	1.25	10/31/2015	1,803,084
61,245,000	US Treasury Bond(o)	1.38	11/30/2015	60,986,607
16,689,000	US Treasury Bond(o)	2.25	11/30/2017	16,796,961
26,241,000	US Treasury Bond«	2.63	11/15/2020	25,855,572
3,313,000	US Treasury Bond	5.38	02/15/2031	4,044,447
26,783,000	US Treasury Bond	4.50	02/15/2036	28,938,201
13,900,000	US Treasury Bond	4.25	05/15/2039	14,271,394
12,491,000	US Treasury Bond	4.38	11/15/2039	13,086,271
14,738,000	US Treasury Bond	4.63	02/15/2040	16,096,667
29,359,000	US Treasury Bond	4.38	05/15/2040	30,753,553
1,783,000	US Treasury Bond	3.88	08/15/2040	1,713,073

				247,770,594

US Treasury Notes: 4.86%
4,423,000	US Treasury Note	6.25	05/15/2030	5,947,555
9,045,000	US Treasury Note	8.75	08/15/2020	13,748,400
17,915,000	US Treasury Note	8.88	08/15/2017	25,682,837
9,699,000	US Treasury Note	4.88	08/15/2016	11,391,020
16,140,000	US Treasury Note	4.75	08/15/2017	18,900,198
66,108,000	US Treasury Note«	1.88	10/31/2017	65,038,901
17,090,000	US Treasury Note«	2.63	08/15/2020	16,897,738

				157,606,649

Total US Treasury Securities (Cost $405,258,481)				405,377,243

Yankee Corporate Bonds and Notes: 6.37%

Consumer Discretionary: 0.27%

Media: 0.27%
4,055,000	British Sky Broadcasting Group plc	9.50	11/15/2018	5,496,362
2,855,000	Thomson Reuters Corporation	5.95	07/15/2013	3,207,758

				8,704,120

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 53
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Consumer Staples: 0.30%

Food & Staples Retailing: 0.30%
$2,980,000	Woolworths Limited	2.55%	09/22/2015	$3,011,877
6,655,000	Woolworths Limited	4.00	09/22/2020	6,684,209

				9,696,086

Energy: 0.77%

Oil, Gas & Consumable Fuels: 0.77%
2,795,000	Husky Energy Incorporated	5.90	06/15/2014	3,099,138
1,049,000	Petrobras International Finance Company	6.88	01/20/2040	1,130,097
6,788,000	Shell International	3.10	06/28/2015	7,114,577
3,625,000	TransCanada Pipelines Limited	3.80	10/01/2020	3,661,953
9,595,000	Transocean Incorporated	4.95	11/15/2015	10,003,536

				25,009,301

Financials: 3.12%

Commercial Banks: 1.84%
5,520,000	DnB Nor Boligkreditt AS	2.10	10/14/2015	5,467,786
5,808,000	HSBC Holdings plc	6.80	06/01/2038	6,185,166
5,605,000	Itau Unibanco Holding SA	6.20	04/15/2020	5,874,135
1,395,000	Korea Development Bank	4.38	08/10/2015	1,449,531
7,229,000	Korea Development Bank	3.25	03/09/2016	7,093,702
6,265,000	Lloyds TSB Bank plc	6.50	09/14/2020	5,776,217
8,661,000	Nordea Bank AB	3.70	11/13/2014	9,077,915
9,040,000	Swedish Export Credit	3.25	09/16/2014	9,594,966
8,980,000	Westpac Banking Corporation	2.25	11/19/2012	9,204,329

				59,723,747

Consumer Finance: 0.26%
8,290,000	Finance For Danish Industry	2.00	06/12/2013	8,493,461

Diversified Financial Services: 0.17%
4,915,000	Credit Suisse New York NY	6.00	02/15/2018	5,361,090

Real Estate Investment Trusts (REITS): 0.37%
7,460,000	Qatari Diar Finance QSC	5.00	07/21/2020	7,593,743
4,115,000	Westfield Group	5.40	10/01/2012	4,383,072

				11,976,815

Thrifts & Mortgage Finance: 0.48%
14,845,000	Achmea Hypotheekbank NV	3.20	11/03/2014	15,654,528

Materials: 0.18%

Metals & Mining: 0.18%
3,510,000	Vale Overseas Limited	4.63	09/15/2020	3,537,276
1,977,000	Vale Overseas Limited	6.88	11/10/2039	2,197,847

				5,735,123

Telecommunication Services: 1.42%

Diversified Telecommunication Services: 0.91%
1,910,000	British Telecommunications plc	9.88	12/15/2030	2,546,336
11,205,000	Hutchison Whampoa International Limited	4.63	09/11/2015	11,981,249
3,155,000	Qtel International Finance	4.75	02/16/2021	2,935,664

54 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—November 30, 2010 (Unaudited)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Diversified Telecommunication Services (continued)
$4,265,000	Telefonica Emisiones SAU	5.98%	06/20/2011	$4,382,812
1,051,000	Telefonica Emisiones SAU	5.13	04/27/2020	1,065,738
6,670,000	Telemar Norte Leste SAU	5.50	10/23/2020	6,619,975

				29,531,774

Wireless Telecommunication Services: 0.50%
6,005,000	America Moviles SA	5.00	10/16/2019	6,382,528
1,215,000	Rogers Cable Incorporated	5.50	03/15/2014	1,350,963
6,977,000	Rogers Wireless Incorporated	6.38	03/01/2014	6,182,716
3,010,000	Telefonica Moviles Chile	2.88	11/09/2015	2,947,720

				16,863,927

Utilities: 0.31%

Electric Utilities: 0.13%
4,255,000	Korea Hydro & Nuclear Power Company Limited	3.13	09/16/2015	4,195,621

Gas Utilities: 0.18%
4,535,000	Odebrecht Drilling SA	6.35	06/30/2021	4,603,025
1,080,000	Petroleos Mexicanos Corporation	5.50	01/21/2021	1,128,600

				5,731,625

Total Yankee Corporate Bonds and Notes (Cost $202,726,290)				206,677,218

Yankee Government Bonds: 1.33%
3,135,000	Korea	5.50	10/17/2012	3,326,564
6,880,000	Norway	1.75	10/05/2015	6,847,286
2,644,000	Province of Quebec	3.50	07/29/2020	2,666,610
7,070,000	Republic of Chile	3.88	08/05/2020	7,176,050
3,555,000	Republic of Peru	5.63	11/18/2050	3,421,688
3,605,000	Republic of Poland	3.88	07/16/2015	3,618,818
1,600,000	Russia	3.63	04/29/2015	1,603,200
13,835,000	State of Qatar	4.00	01/20/2015	14,422,988

Total Yankee Government Bonds (Cost $42,913,423)				43,083,204

Short-Term Investments: 10.30%

Corporate Bonds and Notes: 0.23%
4,273,731	Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	1,784,710
12,927,585	VFNC Corporation††±(a)(i)(v)	0.25	09/29/2011	7,368,723

				9,153,433

Shares		Yield
Investment Companies: 10.01%
231,066,530	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)(o)	0.14		231,066,530
93,627,275	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)	0.26		93,627,275

				324,693,805

Total Short-Term Investments (Cost $332,104,362)				333,847,238

Total Investments in Securities (Cost $4,218,770,166)*		131.47%		4,262,947,935

Other Assets and Liabilities, Net		(31.47)		(1,020,393,395)

Total Net Assets		100.00%		$3,242,554,540

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 55
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Schedule of TBA Sale Commitments: (14.38%)
$(15,900,000)	FNMA%%	5.50%	06/15/2038	$(17,017,434)
(44,400,000)	FNMA%%	5.50	06/15/2038	(47,161,147)
(62,800,000)	FNMA%%	5.50	01/25/2023	(68,452,000)
(3,600,000)	FNMA%%	5.50	03/25/2038	(3,884,062)
(42,000,000)	FNMA%%	5.50	03/25/2038	(45,274,698)
30,500,000	FNMA%%	6.00	08/25/2038	(32,458,680)
(840,000)	FNMA%%	6.00	08/25/2038	(8,978,810)
(6,500,000)	FNMA%%	5.50	03/25/2038	(7,063,674)
(50,000,000)	FNMA%%	5.00	03/25/2039	(53,078,100)
(9,300,000)	FNMA%%	4.50	12/25/2039	(9,596,438)
(58,300,000)	FNMA%%	6.00	12/01/2038	(63,437,688)
(65,800,000)	FNMA%%	5.50	12/01/2038	(71,475,250)
(35,800,000)	FNMA%%			(38,412,290)

Total Schedule of TBA Sale Commitments (Proceeds $(464,788,260))				(466,290,271)

«	All or a portion of this security is on loan.

%%	Securities issued on a when-issued (TBA) and/or delayed delivery basis.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(l)	Investment in an affiliate.

§	These securities are subject to a demand feature which reduces the effective maturity.

(u)	Rate shown is the 7-day annualized yield at period end.

(o)	Security pledged as collateral for when-issued (TBA) securities.

(v)	Security represents investment of cash collateral received from securities on loan.

#	Security pledges collateral for credit default swaps.

*	Cost for federal income tax purposes is $4,228,300,275 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$48,020,181
Gross unrealized depreciation	(13,372,521)

Net unrealized appreciation	$34,647,660
The accompanying notes are an integral part of these financial statements.

56 Wells Fargo Advantage Master Portfolios	Statements of Assets and Liabilities—November 30, 2010 (Unaudited)

	Inflation-	Managed		Total
	Protected	Fixed	Stable	Return
	Bond	Income	Income	Bond
	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$99,269,517	$141,454,029	$35,033,029	$3,934,328,246
In affiliated securities, at value	2,342,088	9,235,206	1,277,321	328,619,689

Total investments, at value (see cost below)	101,611,605	150,689,235	36,310,350	4,262,947,935
Receivable for investments sold	553,170	27,858,789	0	1,334,595,863
Principal paydown receivable	0	0	0	1,440,526
Receivable for interest	593,355	1,336,035	91,056	19,376,439
Receivable for securities lending income	0	2,158	95,241	3,730
Unrealized gains on credit default swap transactions	0	0	0	68,571
Premiums paid on credit default swap transactions	0	0	0	162,575
Prepaid expenses and other assets	1,565	6,638	1,836	2,059,078

Total assets	102,759,695	179,892,855	36,498,483	5,620,654,717

Liabilities
Payable for investments purchased	1,325,433	28,556,796	0	1,807,999,669
Unrealized losses on credit default swap transactions	0	0	0	150,015
Payable upon receipt of securities loaned	2,195,000	585,000	238,625	101,037,832
TBA sale commitments, at value	0	0	0	466,290,271
Payable for interest on TBA sale commitments	0	0	0	959,178
Premium received on credit default swap transactions	0	0	0	541,843
Investment advisory fee payable	32,472	38,970	4,380	917,902
Accrued expenses and other liabilities	55,924	10,907	18,176	203,467

Total liabilities	3,608,829	29,191,673	261,181	2,378,100,177

Total net assets	$99,150,866	$150,701,182	$36,237,302	$3,242,554,540

Total investments, at cost	$94,073,157	$154,762,849	$36,640,733	$4,218,770,166

Securities on loan, at value	$2,147,115	$573,044	$233,636	$98,974,021

Proceeds received on TBA sale commitments	$0	$0	$0	$464,788,260

The accompanying notes are an integral part of these financial statements.

Statements of Operations—For the Six Months Ended November 30, 2010 (Unaudited)	Wells Fargo Advantage Master Portfolios 57

	Inflation-	Managed		Total
	Protected	Fixed	Stable	Return
	Bond	Income	Income	Bond
	Portfolio	Portfolio	Portfolio	Portfolio

Investment income
Interest*	$1,305,579	$6,295,034	$1,023,451	$49,305,894
Income from affiliated securities	322	18,355	40,084	283,225
Securities lending income, net	0	1,140	0	100,321

Total investment income	1,305,901	6,314,529	1,063,535	49,689,440

Expenses
Investment advisory fee	236,414	590,332	181,798	5,518,403
Custody and accounting fees	1,775	6,561	6,307	48,189
Professional fees	18,456	25,636	23,631	25,636
Shareholder report expenses	838	1,512	802	2,507
Trustees’ fees and expenses	5,303	5,303	5,303	5,303
Other fees and expenses	2,473	4,152	3,595	13,855

Total expenses	265,259	633,496	221,436	5,613,893

Less:
Fee waivers and/or expense reimbursements	(5,111)	(59,694)	(37,139)	(279,369)

Net expenses	260,148	573,802	184,297	5,334,524

Net investment income	1,045,753	5,740,727	879,238	44,354,916

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	3,651,159	5,111,383	(16,990,699)	94,926,410
Affiliated securities	0	0	(450,518)	195,113
Credit default swap transactions	0	0	0	(155,117)
TBA sale commitments	0	0	0	(394,175)

Net realized gains (losses) on investments	3,651,159	5,111,383	(17,441,217)	94,572,231

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,240,747	6,980,937	16,925,540	(13,147,483)
Affiliated securities	0	220,956	(3,976)	(123,922)
Credit default swap transactions	0	0	0	3,042
TBA sale commitments	0	0	0	(1,368,943)

Net change in unrealized gains (losses) on investments	1,240,747	7,201,893	16,921,564	(14,637,306)

Net realized and unrealized gains (losses) on investments	4,891,906	12,313,276	(519,653)	79,934,925

Net increase in net assets resulting from operations	$5,937,659	$18,054,003	$359,585	$124,289,841

* Net of foreign withholding taxes of	$0	$0	$0	$54,055
The accompanying notes are an integral part of these financial statements.

58 Wells Fargo Advantage Master Portfolios	Statements of Changes in Net Assets

	Inflation-Protected Bond Portfolio
	Six Months Ended
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010

Operations
Net investment income	$1,045,753	$5,225,187
Net realized gains (losses) on investments	3,651,159	1,287,419
Net change in unrealized gains (losses) on investments	1,240,747	6,266,230

Net increase in net assets resulting from operations	5,937,659	12,778,836

Capital shares transactions
Transactions in Investor’s beneficial interests
Contributions	17,511,181	46,961,891
Withdrawals	(62,004,127)	(67,163,810)

Net increase (decrease) from transactions in Investor’s beneficial interests	(44,492,946)	(20,201,919)

Net increase (decrease) in net assets	(38,555,287)	(7,423,083)

Net assets
Beginning of period	137,706,153	145,129,236

End of period	$99,150,866	$137,706,153

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Master Portfolios 59

Managed Fixed Income Portfolio		Stable Income Portfolio		Total Return Bond Portfolio
Six Months Ended		Six Months Ended		Six Months Ended
November 30, 2010	Year Ended	November 30, 2010	Year Ended	November 30, 2010	Year Ended
(Unaudited)	May 31, 2010	(Unaudited)	May 31, 2010	(Unaudited)	May 31, 2010

$5,740,727	$17,209,657	$879,238	$5,937,369	$44,354,916	$98,341,751
5,111,383	(62,295)	(17,441,217)	(13,604,095)	94,572,231	123,252,768
7,201,893	50,710,040	16,921,564	38,247,222	(14,637,306)	38,195,601

18,054,003	67,857,402	359,585	30,580,496	124,289,841	259,790,120

74,297,434	178,159,889	7,814,112	52,372,301	878,037,428	1,458,739,298
(389,797,337)	(291,354,130)	(219,105,119)	(210,341,503)	(380,678,315)	(1,059,512,367)

(315,499,903)	(113,194,241)	(211,291,007)	(157,969,202)	497,359,113	399,226,931

(297,445,900)	(45,336,839)	(210,931,422)	(127,388,706)	621,648,954	659,017,051

448,147,082	493,483,921	247,168,724	374,557,430	2,620,905,586	1,961,888,535

$150,701,182	$448,147,082	$36,237,302	$247,168,724	$3,242,554,540	$2,620,905,586

60 Wells Fargo Advantage Master Portfolios	Financial Highlights

	Ratio to Average Net Assets (Annualized)				Portfolio
	Net Investment	Gross	Net	Total	Turnover
	Income	Expenses	Expenses	Return[1]	Rate[2]

Inflation-Protected Bond Portfolio
June 1, 2010 to November 30, 2010 (Unaudited)	0.14%	0.45%	0.44%	4.76%	8%
June 1, 2009 to May 31, 2010	3.53%	0.45%	0.44%	8.28%	31%
June 1, 2008 to May 31, 2009	1.70%	0.45%	0.37%	(1.33)%	53%
June 1, 2007 to May 31, 2008	5.78%	0.48%	0.40%	12.78%	40%
June 1, 2006 to May 31, 2007	4.39%	0.49%	0.34%	4.31%	37%
June 25, 2005[3] to May 31, 2006	4.29%	0.52%	0.52%	(1.77)%	47%

Managed Fixed Income Portfolio
June 1, 2010 to November 30, 2010 (Unaudited)	3.87%	0.42%	0.39%	4.44%	73%
June 1, 2009 to May 31, 2010	3.64%	0.42%	0.38%	14.58%	59%
June 1, 2008 to May 31, 2009	5.09%	0.43%	0.34%	(1.72)%	132%
June 1, 2007 to May 31, 2008	5.23%	0.46%	0.30%	4.24%	32%
June 1, 2006 to May 31, 2007	5.23%	0.45%	0.27%	6.72%	30%
June 1, 2005 to May 31, 2006	5.02%	0.45%	0.19%	0.12%	25%

Stable Income Portfolio
June 1, 2010 to November 30, 2010 (Unaudited)	1.91%	0.48%	0.40%	1.70%	11%
June 1, 2009 to May 31, 2010	1.90%	0.43%	0.40%	9.94%	10%
June 1, 2008 to May 31, 2009	3.74%	0.43%	0.42%	(2.73)%	7%
June 1, 2007 to May 31, 2008	4.67%	0.47%	0.33%	0.78%	22%
June 1, 2006 to May 31, 2007	4.67%	0.47%	0.37%	5.30%	21%
June 1, 2005 to May 31, 2006	4.29%	0.47%	0.44%	2.91%	23%

Total Return Bond Portfolio
June 1, 2010 to November 30, 2010 (Unaudited)	2.96%	0.37%	0.35%	4.36%	400%
June 1, 2009 to May 31, 2010	3.78%	0.38%	0.34%	10.87%	638%
June 1, 2008 to May 31, 2009	4.92%	0.40%	0.39%	6.58%	633%
June 1, 2007 to May 31, 2008	5.05%	0.42%	0.40%	6.72%	572%
June 1, 2006 to May 31, 2007	5.02%	0.42%	0.39%	6.76%	665%
June 25, 2005[3] to May 31, 2006	4.44%	0.43%	0.43%	(0.16)%	704%

1.	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2.	Portfolio turnover rates presented for periods of less than one year are not annualized.

3.	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios 61
1. ORGANIZATION
Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Inflation-Protected Bond Portfolio (“Inflation-Protected Bond Portfolio”), Wells Fargo Advantage Managed Fixed Income Portfolio (“Managed Fixed Income Portfolio”), Wells Fargo Advantage Stable Income Portfolio (“Stable Income Portfolio” ) and Wells Fargo Advantage Total Return Bond Portfolio (“Total Return Bond Portfolio” ) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.
Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end investment management companies.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Portfolios should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolios’ Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual portfolios and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Portfolios to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Repurchase agreements
The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

62 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements (Unaudited)
Security loans
The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Portfolio continues to receive interest or dividends on the securities loaned. A Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, a Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.
In a securities lending transaction, the net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolios’ former securities lending agent, as the various participating Portfolios’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Portfolio. In order to eliminate the fluctuation of the various Portfolios’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolios recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all portfolios participating in securities lending (“side pocketing”) based on each Portfolio’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Portfolio’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each such Portfolio’s percentage ownership of the joint account as of such date.
When-issued transactions
Each Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Term loans
Each Portfolio may invest in term loans. The loans are marked-to-market daily and the Portfolio begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Portfolio assumes the credit risk of the borrower and there could be potential loss to the Portfolio in the event of default by the borrower.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios 63
Futures contracts
Certain Portfolios may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolios may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
TBA sale commitments
A Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Inflation-indexed bonds and TIPS
Certain Portfolios may invest in inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Credit default swaps
Certain Portfolios may be subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Portfolio may enter into credit default swaps as either the

64 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements (Unaudited)
seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.
If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.
Any premiums paid or received on the transactions are recorded as an asset or liability on the Statements of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.
Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.
Mortgage dollar roll transactions
The Portfolios may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for the dollar roll transactions as purchases and sales.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios 65
Federal and other taxes
Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.
Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of November 30, 2010, the inputs used in valuing each Portfolio’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Inflation-Protected Bond Portfolio
U.S. Treasury obligations	$97,809,577	$0	$0	$97,809,577
Short-term investments
Corporate bonds and notes	0	0	1,459,940	1,459,940
Investment companies	1,098,477	1,243,611	0	2,342,088

Total	$98,908,054	$1,243,611	$1,459,940	$101,611,605

Managed Fixed Income Portfolio
Agency securities	$0	$5,801,806	$0	$5,801,806
Asset-backed securities	0	13,013,775	2,459,593	15,473,368
Collateralized mortgage obligations	0	53,840,537	784,247	54,624,784
Corporate bonds and notes	0	44,732,974	0	44,732,974
Term loans	0	578,925	0	578,925
Yankee corporate bonds and notes	0	2,644,619	0	2,644,619
Municipal bonds and notes	0	18,828,230	0	18,828,230
U.S. Treasury obligations	3,338,714	0	0	3,338,714
Short-term investments
Corporate bonds and notes	0	0	710,811	710,811
Investment companies	3,833,213	121,791	0	3,955,004

Total	$7,171,927	$139,562,657	$3,954,651	$150,689,235

66 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements (Unaudited)

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Stable Income Portfolio
Asset-backed securities	$0	$5,848,598	$0	$5,848,598
Collateralized mortgage obligations	0	6,702,671	0	6,702,671
Corporate bonds and notes	0	3,578,753	0	3,578,753
Loan participations	0	641,149	0	641,149
Agency securities	0	17,234,167	0	17,234,167
Municipal bonds and notes	0	769,705	0	769,705
Short-term investments
Corporate bonds and notes	0	0	317,616	317,616
Investment companies	1,186,045	31,646	0	1,217,691

Total	$1,186,045	$34,806,689	$317,616	$36,310,350

Total Return Bond Portfolio
Agency securities	$0	$1,775,840,903	$24,873,032	$1,800,713,935
Asset-backed securities	0	288,585,943	0	288,585,943
Collateralized mortgage obligations	0	630,172,789	0	630,172,789
Corporate bonds and notes	0	530,066,035	0	530,066,035
Yankee government bonds	0	43,083,204	0	43,083,204
Yankee corporate bonds and notes	0	206,677,218	0	206,677,218
Municipal bonds and notes	0	24,424,330	0	24,424,330
U.S. Treasury obligations	405,377,243	0	0	405,377,243
Short-term investments
Corporate bonds and notes	0	0	9,153,433	9,153,433
Investment companies	231,066,530	93,627,275	0	324,693,805

Total	$636,443,773	$3,592,477,697	$34,026,465	$4,262,947,935

Further details on the major security types listed above can be found in the each Portfolio’s Portfolio of Investments.
As of November 30, 2010, the inputs used in valuing the Total Return Bond Portfolio’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Other financial instruments	(Level 1)	(Level 2)	(Level 3)	Total

Credit default swap contracts*	$0	$(460,712)	$0	$(460,712)

TBA sale committments	0	(466,290,271)	0	(466,290,271)

*	The value of swap contracts consists of unrealized gains (losses) and premiums paid/received on swap contracts as reflected on the Statement of Assets and Liabilities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Inflation-Protected	Managed Fixed Income
	Bond Portfolio	Portfolio
	Corporate	Corporate	Asset	Collateralized
	bonds and	bonds and	backed	mortgage
	notes	notes	securities	obligations	Total

Balance as of May 31, 2010	$1,555,707	$757,438	$0	$0	$757,438
Realized gains (losses)	0	0	0	0	0
Change in unrealized gains (losses)	131,916	64,228	0	0	64,228
Purchases	0	0	0	0	0
Sales	(227,683)	(110,855)	0	0	(110,855)
Transfers into Level 3	0	0	2,459,593	784,247	3,243,840
Transfers out Level 3	0	0	0	0	0
Balance as of November 30, 2010	$1,459,940	$710,811	$2,459,593	$784,247	$3,954,651

Change in unrealized gains (losses) included in earnings relating to securities still held at November 30, 2010	$26,958	$13,116	$0	$0	$13,116

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios 67

	Stable Income	Total Return Bond
	Portfolio	Portfolio
	Corporate	Corporate
	bonds and	bonds and	Agency
	notes	notes	Securities	Total

Balance as of May 31, 2010	$725,511	$9,753,867	$0	$9,753,867
Realized gains (losses)	0	0	30,573	30,573
Change in unrealized gains (losses)	380,882	827,080	29,373	856,453
Purchases	0	0	33,203,491	24,813,086
Sales	(788,777)	(1,427,514)	(8,390,405)	(1,427,514)
Transfers into Level 3	0	0	0	0
Transfers out Level 3	0	0	0	0
Balance as of November 30, 2010	$317,616	$9,153,433	$24,873,032	$34,026,465

Change in unrealized gains (losses) included in earnings relating to securities still held at November 30, 2010	$5,865	$169,021	$29,373	$198,394

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fees
The Trust has entered into an investment advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the investment sub-advisers, who are responsible for day-to-day portfolio management of the Portfolios.
Pursuant to the contract, Funds Management is paid an annual investment advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of each Portfolio increases. For the six months ended November 30, 2010, the investment advisory fee was equivalent to an annual rate of 0.40% of the average daily net assets of each Portfolio, except Total Return Bond Portfolio. The investment advisory fee was equivalent to an annual rate of 0.36% of Total Return Bond Portfolio’s average daily net assets.
Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management to the Portfolios. Wells Capital Management, an affiliate of Funds Management, is the investment sub-adviser to Inflation-Protected Bond Portfolio and Total Return Bond Portfolio. Galliard Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo, is the investment sub-adviser to Managed Fixed Income Portfolio and Stable Income Portfolio.
The fees related to investment sub-advisory services are borne directly by the investment adviser and do not increase the overall fees paid by a Portfolio to the investment adviser. The investment sub-advisers are each paid an annual investment sub-advisory fee which is calculated based on the average daily net assets of each Portfolio as follows:

		Annual investment sub-advisory fee
	Investment sub-adviser	starting at		declining to

Inflation-Protected Bond Portfolio	Wells Capital Management	0.20%		0.10%
Managed Fixed Income Portfolio	Galliard Capital Management Incorporated	0.20	%*	0.10	%*
Stable Income Portfolio	Galliard Capital Management Incorporated	0.15	%*	0.05	%*
Total Return Bond Portfolio	Wells Capital Management	0.20%		0.10%

*	Prior to August 25, 2010 the investment sub-advisory rate paid to Galliard started at 0.10% and declined to 0.03% as average daily net assets increased.
Funds Management has contractually waived and/or reimbursed investment advisory fees during the six months ended November 30, 2010 to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

68 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements (Unaudited)
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended November 30, 2010, were as follows:

	Purchases at Cost		Sales Proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

Inflation-Protected Bond Portfolio	$8,839,999	$0	$51,763,127	$0
Managed Fixed Income Portfolio	197,069,370	304,137	317,894,875	162,838,762
Stable Income Portfolio	12,582,959	16,334,832	71,727,043	11,223,226
Total Return Bond Portfolio	11,006,649,006	1,882,659,949	10,786,195,681	1,960,231,924
6. REDEMPTION IN-KIND
After the close of business on June 18, 2010, Stable Income Portfolio redeemed assets through an in-kind redemption. In the transaction, the value of securities issued in the redemption, the percentage of the Stable Income Portfolio redeemed at the time of the transaction and the gains (losses) realized by Stable Income Porfolio were $80,598,750, 53% and ($305,145), respectively. The gains (losses) realized by Stable Income Portfolio are reflected in the amounts on the Statements of Operations.
7. DERIVATIVE TRANSACTIONS
Total Return Bond Portfolio entered into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Portfolio’s total return. As of November 30, 2010, the Total Return Bond Portfolio had the following credit default swap contracts outstanding.
Credit default swaps on debt obligations — Buy protection

			Rating of		Fixed	Frequency		Upfront
		Reference	Reference		Payments	of		Premiums
		Debt	Debt	Notional	Made by	Payments	Market	Paid/	Unrealized
Expiration	Counterparty	Obligation	Obligation*	Amount	the Fund	Made	Value	(Received)	Gains (Losses)

03/20/2015	Barclays	Cisco
	Capital	Systems,
5.25%,
		02/22/2011##	A1	$5,000,000	1.00%	Quarterly	$(188,647)	$(100,908)	$(87,739)
06/20/2015	Barclays	Oracle
	Capital	Corporation,
5.25%,
		01/15/2016##	A2	5,000,000	1.00%	Quarterly	111,607	70,803	40,804
06/20/2015	Barclays	Oracle
	Capital	Corporation,
5.25%,
		01/15/2016##	A2	5,000,000	1.00%	Quarterly	111,607	91,772	19,835
12/20/2015	Barclays	Campbell
	Capital	Soup
Company,
4.875%,
		10/01/2013##	A2	5,000,000	1.00%	Quarterly	(44,749)	(23,700)	(21,049)

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Master Portfolios 69
Credit default swaps on debt obligations — Sell protection

			Rating of		Fixed	Frequency		Upfront
		Reference	Reference		Payments	of		Premiums
		Debt	Debt	Notional	Received by	Payments	Market	Paid/	Unrealized
Expiration	Counterparty	Obligation	Obligation*	Amount	the Fund	Received	Value	(Received)	Gains (Losses)

09/20/2015	Barclays	Cisco
	Capital	Systems,
5.25%,
		02/22/2011#	A1	$5,000,000	1.00%	Quarterly	$(157,272)	$(129,734)	$(27,538)
09/20/2015	Barclays	Anheuser-
	Capital	Busch Inbev,
8.625%,
		01/30/2017#	Baa2	5,000,000	1.00%	Quarterly	(157,271)	(143,582)	(13,689)
12/20/2015	Barclays	Campbell
	Capital	Soup
Company,
4.875%,
		10/01/2013#	A2	$5,000,000	1.00%	Quarterly	$(135,987)	$(143,919)	$7,932

*	Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

##	The Fund entered into the swap contract for hedging purposes.

#	The Fund entered into the swap contract for speculative purposes.
Total Return Bond Portfolio had an average notional balance of $26,256,831 during the six months ended November 30, 2010.
Certain of the Portfolio’s derivative transactions may contain provisions for early termination in the event the net assets of the Portfolio declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transaction in net liability positions. On November 30, 2010, the aggregate fair value of all derivative instruments with net asset contingent features that were in a liability positions amounted to $691,858.
The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.
8. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

70 Wells Fargo Advantage Income Funds	Other Information (Unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds and Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds and Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On April 15, 2010, a Special Meeting of Shareholders for the Wells Fargo Advantage Diversified Bond Fund was held to consider the following proposal. The results of the proposal are indicated below.
Proposal 1 — To approve the proposed reorganization of the Wells Fargo Advantage Diversified Bond Fund into Wells Fargo Advantage Total Return Bond Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted “For”	$28,129,505
Net assets voted “Against”	$45,923
Net assets voted “Abstain”	$435
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for each Fund are publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds’ Web site on a monthly, or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund’s and Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust and Wells Fargo Master Trust (the “Trusts”) and Officers of the Trusts. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Wells Fargo Funds, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships

Peter G. Gordon (Born 1942)	Trustee, since 1998, Chairman since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation Deluxe Corporation; Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Income Funds 71

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 46 portfolios as of 12/31/09); Director, Diversapack Co. (packaging company); Asset Allocation Trust

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

72 Wells Fargo Advantage Income Funds	Other Information (Unaudited)
Officers

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years

Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds’ Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage Income Funds 73
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BART	— Bay Area Rapid Transit
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REITS	— Real Estate Investment Trusts
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TBA	— To Be Announced
TRAN	— Tax Revenue Anticipation Notes
TRY	— Turkish Lira
USD	— United States Dollar
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

    NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	200355 11-10
SILD/SAR103 11-10

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reports at www.wellsfargo.com/advantagedelivery

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

▪	Wells Fargo Advantage Strategic Municipal Bond Fund

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Contents

Letter to Shareholders	2

Performance Highlights	6

Fund Expenses	8

Portfolio of Investments	9

Financial Statements
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	24

Notes to Financial Statements	26

Other Information	31

List of Abbreviations	34
The views expressed are as of November 30, 2010, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Strategic Municipal Bond Fund.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

WELLS FARGO
     INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds®
Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.
Strength
Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.
Expertise
Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.
Partnership
Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.
Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit www.wellsfargo.com/advantagefunds. Read it carefully before investing.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE
Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $234 billion in assets under management, as of November 30, 2010.

Equity Funds

Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund

Bond Funds

Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund

Asset Allocation Funds

Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†

Money Market Funds

100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund

Variable Trust Funds[1]

VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.
Not part of the semi-annual report.

2 Wells Fargo Advantage Strategic Municipal Bond Fund	Letter to Shareholders
In general, municipal securities performed relatively well over the recent six-month period, benefiting from growing economic activity, low yields in U.S. Treasuries, and improving fiscal conditions for state and local governments. Investors continued to seek tax-exempt municipal bonds for their higher levels of relative yield compared with U.S. Treasuries and their tax-exempt benefits.
Dear Valued Shareholder,
We are pleased to introduce you to Wells Fargo Advantage Funds. You now have access to an expanded array of mutual funds, giving you the flexibility to invest in a family of funds covering nearly every asset class and investment style. Following is your semi-annual report for the Wells Fargo Advantage Strategic Municipal Bond Fund for the six-month period that ended November 30, 2010. In general, municipal securities performed relatively well over the six-month period, benefiting from growing economic activity, low yields in U.S. Treasuries, and improving fiscal conditions for state and local governments. Investors continued to seek tax-exempt municipal bonds for their higher levels of relative yield compared with U.S. Treasuries.
U.S. Treasury yields declined for most of the period.
U.S. Treasuries continued to rally for much of the six-month period, pulling yields lower in nearly all corners of the fixed-income markets including municipal bonds. In general, investors appeared increasingly convinced that economic growth would remain tepid throughout 2010, but an even more powerful effect on the markets was the disinflationary sentiment that became more firmly entrenched during July and August. The core consumer price index (CPI) declined to its lowest level on record, prompting the Federal Reserve (Fed) to formally comment that inflation was well below levels that are consistent with its mandate. Consequently, the Fed mentioned late in the period that it was again willing to use all available tools to stimulate growth and promote maximum employment and price stability. This spurred further rallies in the U.S. Treasury market and across several of the riskier areas of the domestic fixed-income markets. Municipal bond markets followed the Treasury market for much of the period and continued to rally through the end of October.
At its November 3 meeting, the Fed formally announced the launch of its second quantitative easing program, dubbed QE2. The program intends to build federal reserves and keep long-term yields relatively low by purchasing another $600 billion in U.S. Treasuries over an eight-month period from November through June of 2011 at a pace of $75 billion per month. This program represents the second major installation of quantitative easing implemented since the credit crisis of 2008 and seeks to spur lending and economic growth. Part of the restraint on the economy is the fact that private lending continued to contract during the period as it has since 2008. Despite the massive size of these programs, so far quantitative easing has not resulted in credit expansion, monetary supply expansion, or increased inflation. When those effects begin to take hold, the Fed will likely begin to draw down these reserves by selling U.S. Treasuries back to the market. But in the interim, investors appeared most interested in adding yield from fixed-income securities in a low inflationary environment. U.S. Treasuries rallied through October, despite the low nominal yields. However, once the QE2 program was announced in November, U.S. Treasury yields began to rise again, apparently on the conviction that growth may take hold and that inflation may begin to move higher in upcoming quarters.

Letter to Shareholders	Wells Fargo Advantage Strategic Municipal Bond Fund 3
Higher-quality municipal bonds outperformed during the period.
From June through August, municipal bonds rallied, generating more than 3% total return during the first three months of the period. However, risk aversion at the state and local government level returned in September, resulting in some lower returns in the lower-quality credit tiers, such as A-rated credits and below, and some negative returns in the higher quality segments. As the period continued, lower quality municipal bonds began to give back more of their gains from the first three months. Finally in November, a reversal of confidence appeared in the municipal bond market as the Barclays Capital Municipal Bond Index1 declined by 2% and the lowest quality credit tiers declined the most. This shift of sentiment late in the period reversed the trends from earlier in the period when the lower-quality credit tiers outperformed the highest quality credit tiers. By the end of the period, the AAA-rated2 credit tier had the highest positive performance while the BBB-rated credit tier had the lowest. Nonetheless, the national municipal bond market generated positive total returns during the six-month period as the Barclays Capital Municipal Bond Index returned 1%. Considering that the federal funds target rate continued to remain at its lowest level on record, a range of 0.00% to 0.25%, and the six-month U.S. Treasury finished the period with a yield of 0.19%, these six-month tax-exempt fixed-income returns appeared reasonably generous.
Growth expectations appeared to strengthen late in the period.
For much of the period, growth expectations remained constrained and inflation lingered at some of its lowest levels on record. These conditions helped support the U.S. Treasury rally throughout the period; however as growth expectations seemed to improve in November, investors appeared to look toward the next phase of the economic cycle. Certainly several economic figures demonstrated continued resiliency during the period, such as manufacturing and retail sales; however housing data continued to disappoint. Unemployment showed some signs of trending toward recovery but still languished in the 9.5% range. Nonetheless, the launch of QE2 coupled with a bipartisan fiscal tax package in November appeared to encourage some economic optimism. This had a detrimental effect on the U.S. Treasury market, shifting yields higher on expectations for potentially higher levels of growth, a return of inflation, and possibly even some higher borrowing costs from the U.S. government.

1.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s and/or Moody’s Investors Service. Credit Quality Ratings: Credit quality ratings apply to corporate and municipal bond issues. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories.

4 Wells Fargo Advantage Strategic Municipal Bond Fund	Letter to Shareholders
While we cannot say definitively what near-term performance will look like going forward, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk and added opportunities to capture relative value.
The impact on the municipal market was a return of volatility late in the period after five months of rallies across the national municipal bond markets. While we cannot say definitively what near-term performance will look like going forward, we continue to encourage investors to maintain fully diversified3, actively managed portfolios, which may provide better protection from risk and added opportunities to capture relative value. While heightened volatility may be uncomfortable to experience in the short term, it often leads to unique opportunities to add relative value for investors with long-term investment horizons.
Active management and credit analysis will drive fund construction and performance.
In this environment, we believe that fundamental credit analysis, issue selection, and yield-curve positioning will be the key drivers of portfolio construction and relative performance. At Wells Fargo Advantage Funds®, we intend to continue assessing relative value opportunities throughout the municipal bond markets and across our lineup of municipal funds.
We believe that interest rates will rise, and we believe the Wells Fargo Advantage Strategic Municipal Bond Fund is positioned to perform well whether the yield curve remains unchanged or flattens, and whether interest rates stay stable or move higher through bonds that offer higher income and benefit from the presently steep yield curve.
Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also want to visit our website at www.wellsfargo.com/advantagefunds.
Sincerely,

Karla M. Rabusch
President
Wells Fargo Advantage Funds

3.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

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6 Wells Fargo Advantage Strategic Municipal Bond Fund	Performance Highlights
Wells Fargo Advantage Strategic Municipal Bond Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from regular federal income tax.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Wendy Casetta
Lyle J. Fitterer, CFA, CPA
Robert J. Miller
FUND INCEPTION
March 21, 1985

1.	The ratings indicated are from Standard & Poor’s, Fitch, and/or Moody’s Investors Service. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard and Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term US tax-exempt municipal securities from MIG-1/VMIG-1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest).

2.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Advantage Strategic Municipal Bond Fund 7
Wells Fargo Advantage Strategic Municipal Bond Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF NOVEMBER 30, 2010)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (VMPAX)	12/01/1994	(3.09)	(2.11)	2.27	3.17	1.49	2.51	3.21	3.64	0.86%	0.86%
Class B (VMPIX)**	03/21/1985	(3.89)	(3.25)	2.08	3.12	1.11	1.75	2.45	3.12	1.61%	1.61%
Class C (DHICX)	08/18/1997	0.11	0.75	2.45	2.89	1.11	1.75	2.45	2.89	1.61%	1.61%
Administrator Class
(VMPYX)	10/06/1997					1.59	2.74	3.47	3.92	0.80%	0.69%
Barclays Capital Municipal Bond Index[6]						1.12	4.76	4.67	5.30

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the fund’s predecessor, Evergreen Strategic Municipal Bond Fund.

4.	Reflects the expense ratios as stated in the October 1, 2010 prospectus.

5.	The investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the fund’s contractual expense ratio for Class A at 0.86%, Class B at 1.61%, Class C at 1.61%, and Administrator Class at 0.68%, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

8 Wells Fargo Advantage Strategic Municipal Bond Fund	Fund Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2010 to November 30, 2010.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During the	Net Annual
	06-01-2010	11-30-2010	Period[1]	Expense Ratio
Class A
Actual	$1,000.00	$1,014.89	$4.50	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.51	0.89%

Class B
Actual	$1,000.00	$1,011.09	$8.32	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.80	$8.34	1.65%

Class C
Actual	$1,000.00	$1,011.08	$8.32	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.80	$8.34	1.65%

Administrator Class
Actual	$1,000.00	$1,015.88	$3.49	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.50	0.69%

1.	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund 9

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 2.30%
$11,500,000	FHLMC Series M012 Class A1A2 ±	5.50%	08/15/2051	$12,931,750

Total Agency Securities (Cost $12,788,291)				12,931,750

Municipal Bonds and Notes: 96.33%

Alabama: 0.55%
1,875,000	Chatom AL Industrial Development Board Solid Waste Disposal (Resource Recovery Revenue)	4.00	08/01/2016	1,983,769
100,000	Jefferson County AL Sewer Revival Project Series C-3 (Water & Sewer Tax Revenue, FGIC Insured)±(a)	0.70	02/01/2042	50,000
100,000	Jefferson County AL Sewer Series C-1C (Sewer Revenue)±(a)	0.76	02/01/2040	50,000
900,000	Jefferson County AL Sewer Series C-5 (Sewer Revenue)±(a)	0.70	02/01/2042	450,000
425,000	Jefferson County AL Sewer Series C-5 (Sewer Revenue, XLCA Insured)±(a)	0.77	02/01/2040	212,500
200,000	Jefferson County AL Subseries B1C (Sewer Tax Revenue, FGIC Insured)±(a)	0.76	02/01/2042	100,000
500,000	Jefferson County AL Subseries B1E (Sewer Tax Revenue, FGIC Insured)±(a)	0.77	02/01/2042	250,000

				3,096,269

Alaska: 0.21%
1,165,000	Alaska Industrial Development & Export Authority Snettisham Hydroelectric (IDR)	6.00	01/01/2014	1,167,645

Arizona: 2.37%
5,800,000	Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (HCFR)±	1.15	02/01/2042	5,308,334
5,000,000	Cochise County AZ Pollution Control Corporation Arizona Electric Power Cooperative Incorporated Project (Miscellaneous Revenue, National Rural Utilities Company Insured)±	1.24	09/01/2024	4,999,400
905,000	Maricopa County AZ IDA Multifamily Housing Series A-1 (Housing Revenue)	5.75	10/20/2018	960,096
380,000	Phoenix AZ Street & Highway User (Transportation Revenue, AMBAC Insured)	6.25	07/01/2011	381,661
1,615,000	Scottsdale AZ IDA Hospital (Health, Hospital & Nursing Home Revenue)	5.00	09/01/2012	1,703,421

				13,352,912

California: 5.99%
115,000	Alameda County CA COP Medical Center Project (Miscellaneous Revenue)	5.38	06/01/2014	121,016
135,000	California Educational Facilities Authority College & University Project (Education Revenue)	5.50	03/01/2011	135,471
755,000	California GO (GO — State)	6.00	08/01/2014	760,738
15,000	California GO (GO — State)	6.25	10/01/2019	15,227
175,000	California GO Series BW (GO — State)	4.95	12/01/2011	175,516
1,300,000	California HFFA Kaiser Permanente Series A (Miscellaneous Revenue)	5.25	06/01/2012	1,300,000
680,000	California Housing Finance Agency (Housing Revenue)	4.00	02/01/2015	693,083
1,585,000	California Housing Finance Agency (Housing Revenue)	4.00	08/01/2015	1,614,148
240,000	California Housing Finance Agency Home Mortgage Series J (Housing Revenue)	4.95	08/01/2022	232,742
100,000	California Housing Finance Agency Multifamily Housing Series A (Housing Revenue)	5.05	08/01/2011	100,248
390,000	California Housing Finance Agency Multifamily Housing Series A (Housing Revenue)	5.95	08/01/2028	390,098
160,000	California Housing Finance Agency Multifamily Housing Series B (Housing Revenue)	6.15	08/01/2022	160,203
3,000,000	California Infrastructure & Economic Development Bank Colburn School Series B (Miscellaneous Revenue, Allied Irish Bank plc LOC)±	3.60	08/01/2037	3,000,000
2,520,000	California Infrastructure & Economic Development Bank Orange County Performing Series C (Recreational Facilities Revenue, Allied Irish Bank plc LOC)±	3.50	07/01/2034	2,520,000
500,000	California Public Works Board Lease California State University Project Series C (Education Revenue)	5.38	10/01/2016	500,845
220,000	California Public Works Board Lease Community College Project Series B (Education Revenue)	5.63	03/01/2016	220,436

10 Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of Investments—November 30, 2010 (Unaudited)

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$55,000	California Public Works Board Lease State University Project Series A (Education Revenue)	5.25%	12/01/2013	$55,165
1,050,000	California Public Works Board Lease State University Project Series A (Education Revenue)	5.40	12/01/2016	1,051,764
100,000	California Public Works Board Lease State University Project Series C (Education Revenue)	5.25	10/01/2013	100,229
700,000	California Public Works Board Lease State University Project Series C (Education Revenue)	5.40	10/01/2022	702,100
145,000	California Rural Home Mortgage Authority SFHR Bond Series B (Housing Revenue)	7.30	06/01/2031	148,953
1,300,000	California Statewide Community Development Authority Select Auction Variable Rate Securities (Miscellaneous Revenue)±(a)	0.76	05/15/2029	1,238,966
250,000	California Tobacco Securitization Corporation Series A (Tobacco Revenue)	5.00	06/01/2017	249,985
2,500,000	Delhi CA Unified School District (Property Tax Revenue, AMBAC Insured)^	5.31	08/01/2019	1,586,350
1,100,000	Dixon CA Unified School District Election of 2002 GO (GO — Local)^	7.00	08/01/2037	176,176
1,000,000	Fontana CA Redevelopment Agency Mortgage College Village Drive Apartments (Housing Revenue)	5.45	05/20/2027	1,055,170
1,235,000	Fontana CA Redevelopment Agency Mortgage College Village Drive Apartments Series A (Housing Revenue)	5.25	05/20/2017	1,284,227
210,000	Los Angeles CA Multifamily Housing Colorado Terrace LP Project Series H (Housing Revenue)	4.35	11/20/2012	217,392
4,170,000	Los Angeles County CA COP Disney Parking Project (Lease Revenue)^	3.59	03/01/2016	3,455,387
250,000	Mountain View CA Tax Allocation Shoreline Regional Park Series A (Sales Tax Revenue, MBIA Insured)	5.50	08/01/2021	250,165
1,040,000	Northern CA Gas Authority # 1 LIBOR (Utilities Revenue)±	0.79	07/01/2017	899,558
13,180,000	Northern CA Gas Authority # 1 LIBOR (Utilities Revenue)±	0.91	07/01/2027	8,791,587
245,000	Orange County CA Local Transportation Authority Sales Tax (Sales Tax Revenue)	6.20	02/14/2011	246,710
100,000	Palmdale CA Civic Authority Civic Center Refinancing Series A (Miscellaneous Revenue)	5.60	07/01/2015	100,247
250,000	Santa Clara CA Redevelopment Agency Tax Allocation Bayshore North Project (Sales Tax Revenue)	5.00	06/01/2016	252,280

				33,802,182

Colorado: 0.64%
700,000	Colorado Health Facilities Authority Total Long Term Care Incorporated (Health, Hospital & Nursing Home Revenue)	4.25	11/15/2015	694,442
840,000	Colorado HFA Series E-2 (Housing Revenue)	7.00	02/01/2030	860,639
1,565,000	Colorado HFA SFHR Bond (Housing Revenue)^	5.62	11/01/2029	547,891
115,000	Denver CO City & County Airport Series C (Miscellaneous Revenue)	6.13	11/15/2025	115,440
685,000	Glendale CO COP (Lease Revenue)	5.75	12/01/2013	764,960
565,000	Public Authority For Colorado Energy Natural Gas (Utilities Revenue)	5.75	11/15/2018	612,420

				3,595,792

Connecticut: 0.56%
270,000	Connecticut GO (GO — State)	5.65	03/15/2012	271,142
200,000	Connecticut HEFA Bridgeport Hospital Series A (Hospital Revenue)	6.63	07/01/2018	202,506
30,000	Connecticut HFA Housing Mortgage Finance Program Series A-2 (Housing Revenue)	5.10	11/15/2018	30,067
1,705,000	Connecticut Resource Recovery Authority Mid-Connecticut System Series A (Resource Recovery Revenue)	5.50	11/15/2011	1,711,581
920,000	Connecticut Resource Recovery Authority Mid-Connecticut System Series A (Resource Recovery Revenue)	5.50	11/15/2012	923,496

				3,138,792

District of Columbia: 0.01%
62,500	District of Columbia HFA Residential Seniors Center Series 1 (Housing Revenue, FHA Insured)	7.75	09/01/2016	62,710

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund 11

Principal	Security Name	Interest Rate	Maturity Date	Value
Florida: 9.26%
$500,000	Baker FL Correctional Development First Mortgage Detention Center Project (Miscellaneous Revenue)	6.00%	02/01/2013	$374,995
4,000,000	Broward County FL Airport System Series E (Airport Revenue, AMBAC Insured)	5.25	10/01/2012	4,011,520
120,000	Dade County FL Industrial Convalescent Project Series A (Continuing Care Retirement Community Revenue)	4.90	12/20/2010	120,265
1,750,000	Dade County FL Seaport Refunding GO (GO — Local)	5.13	10/01/2016	1,756,353
475,000	Dade County FL Seaport Series 95 (Port Authority Revenue, MBIA Insured)	5.75	10/01/2015	476,910
370,000	Dade County FL Seaport (Port Authority Revenue, MBIA Insured)	5.50	10/01/2026	371,055
9,795,000	Florida Board of Education Capital Outlay Refunding GO Series A (GO — State)	5.50	06/01/2018	10,113,533
5,000,000	Florida Board of Education Capital Outlay Refunding GO Series B (GO — State)	5.50	06/01/2017	5,163,900
80,000	Florida Correctional Privatization Commission COP Series B (Miscellaneous Revenue)	5.00	08/01/2017	80,129
5,470,000	Florida HFA (Housing Revenue, FSA Insured)^	6.36	12/01/2029	1,665,396
2,030,000	Florida HFA (Housing Revenue, FSA Insured)^	6.64	07/01/2030	566,025
1,005,000	Florida HFA Brittany of Rosemont Series G1 (Housing Revenue, AMBAC Insured)	6.25	07/01/2035	976,689
185,000	Florida Housing Finance Corporation Hampton Center Apartments Series D-1 (Housing Revenue, FNMA Insured)	5.60	03/01/2032	185,213
120,000	Florida Housing Finance Corporation Mystic Pointe II-F-1 (Housing Revenue, GNMA Insured)	6.00	12/01/2029	121,744
2,000,000	Florida Mid-Bay Bridge Authority Series A (Miscellaneous Revenue, AMBAC Insured)	5.95	10/01/2022	2,045,940
1,840,000	Florida Municipal Loan Council Series A (Miscellaneous Revenue)	5.25	11/01/2015	1,911,098
350,000	Florida Refunding GO Senior Lien Jacksonville Transportation (GO — State)	5.00	07/01/2012	351,236
5,000,000	Gulf Breeze FL City Hall Series FG&H (Miscellaneous Revenue)±	3.00	12/01/2020	4,986,550
180,000	Gulf Breeze FL Local Government (Miscellaneous Revenue)	4.50	12/01/2013	180,000
315,000	Hamal FL Community Development District Special Assessment Bond (Miscellaneous Revenue)	6.20	05/01/2015	324,343
1,000,000	Hillsborough County FL School District (Sales Tax Revenue, AMBAC Insured)	5.00	10/01/2014	1,059,820
735,000	Hillsborough County IDA CIG Tax Allocation Series A (Tobacco & Liquor Tax Revenue)	5.50	09/01/2016	761,556
4,400,000	Lee County FL Airport AMT Series A (Airport Revenue, Insured by FSA)	6.00	10/01/2032	4,432,384
6,470,000	Lee County FL HFA (Housing Revenue)	4.50	09/15/2012	6,465,471
105,000	Manatee County FL HFA SFHR Bond Series A (Housing Revenue)	6.57	05/01/2039	109,493
200,000	Miami Dade County FL HFA Multifamily Housing Sunset Bay Apartments Project Series 5A (Housing Revenue)	6.05	01/01/2041	202,876
335,000	Orange County FL Tourist Development Tax (Miscellaneous Revenue)	6.00	10/01/2016	363,140
2,615,000	Tampa Bay FL Bay Water Regional Water Supply Authority Utility System (Water Revenue)	5.00	10/01/2016	2,899,041
475,000	Tampa FL Home Mortgage (Housing Revenue, FHA Insured)^	37.71	10/01/2014	136,719

				52,213,394

Georgia: 4.40%
1,000,000	Appling County GA Development Authority Georgia Power Company Plant Hatch Project (PCR, AMBAC Insured)	4.40	07/01/2016	1,020,530
3,550,000	Atlanta GA Airport Series A (Airport Revenue)	5.50	01/01/2021	3,596,292
5,000,000	Atlanta GA Airport Series B (Airport Revenue)	6.00	01/01/2018	5,058,650
1,100,000	Augusta GA Multifamily Housing Ashton Bon Air LP (Housing Revenue)	4.90	11/20/2024	1,109,856
1,420,000	Burke County GA Development Authority (Utilities Revenue)±	4.75	01/01/2040	1,437,679
5,000	Cherokee County GA Water & Sewer (Utilities Revenue)	6.90	08/01/2018	5,021
145,000	DeKalb County GA Multifamily Housing Bryton Hills Apartments (Housing Revenue)	5.00	09/01/2011	148,567
1,990,000	Fulton County GA Water & Sewer (Utilities Revenue, FGIC & MBIA Insured)	5.00	01/01/2015	1,996,766
3,465,000	Main Street GA Natural Gas Incorporated Series B (Electric Revenue)	5.00	03/15/2012	3,594,418
1,500,000	Main Street GA Natural Gas Incorporated Series B (Natural Gas Revenue)	5.00	03/15/2015	1,586,655
5,000,000	Main Street GA Natural Gas Incorporated Series B (Natural Gas Revenue)	5.00	03/15/2017	5,236,850

				24,791,284

12 Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of Investments—November 30, 2010 (Unaudited)

Principal	Security Name	Interest Rate	Maturity Date	Value
Guam: 0.49%
$1,500,000	Guam Department of Education John F. Kennedy High School Project Series A COP (Lease Revenue)	5.50%	12/01/2015	$1,524,210
1,255,000	Guam Goverment Waterworks Authority Water & Wastewater System (Water Revenue)	4.00	07/01/2016	1,227,302

				2,751,512

Hawaii: 0.07%
415,000	Hawaii Department of Budget & Finance Hawaiian Electric Company Project (Power Revenue, MBIA Insured)	5.45	11/01/2023	415,083

Illinois: 7.75%
340,000	Chicago IL Midway Airport Series B (Airport Revenue)	5.63	01/01/2029	340,044
5,000,000	Chicago IL Midway Airport Series B (Airport Revenue)±	5.00	01/01/2034	5,468,300
3,065,000	Chicago IL O’Hare International Airport Series A (Airport Revenue)	5.50	01/01/2016	3,069,536
1,090,000	Cook County IL GO Community College District #510 South Suburban College (Property Tax Revenue, AGM Insured)^	3.22	12/01/2015	928,059
250,000	Illinois Development Finance Authority Pollution Power Company Project Series A (IDR)	5.70	02/01/2024	250,040
1,000,000	Illinois Development Finance Authority Provena Health Series A (Health, Hospital & Nursing Home Revenue)	5.25	05/15/2012	1,002,110
4,000,000	Illinois Financing Authority Peoples Gas Light & Coke Company Series A (Miscellaneous Revenue)±	4.30	06/01/2035	4,174,800
145,000	Illinois GO (GO — State)	5.15	07/01/2015	145,367
150,000	Illinois GO (GO — State)	5.25	07/01/2022	150,383
4,375,000	Illinois Health Facilities Authority Western Medical Facilities Foundation (Hospital Revenue)	5.00	11/15/2018	4,376,619
8,235,000	Illinois Housing Development Authority Morningside North Development (Housing Revenue)	5.25	01/01/2021	8,242,329
315,000	Illinois Housing Development Authority Multifamily Housing (Housing Revenue)	4.13	10/20/2016	322,714
2,000,000	Illinois State (Property Tax Revenue)	5.00	09/01/2015	2,190,440
1,400,000	Illinois State (Property Tax Revenue)	5.00	09/01/2016	1,495,326
2,000,000	Illinois State (Miscellaneous Revenue)	3.00	04/15/2011	2,012,800
2,000,000	Illinois State (Miscellaneous Revenue)	3.00	05/20/2011	2,013,620
1,000,000	Illinois State Series A (Miscellaneous Revenue)	5.00	03/01/2016	1,062,200
5,000,000	Illinois State Series B (Miscellaneous Revenue)±	3.25	10/01/2033	5,000,000
655,000	Saint Clair County IL School District Series B (Property Tax Revenue)	4.75	01/01/2018	680,113
775,000	Saint Clair County IL School District Series B (Property Tax Revenue)	4.75	01/01/2019	793,794

				43,718,594

Indiana: 3.68%
5,000	Delaware County IN Industrial Edit Corporation Lease Rental (Housing Revenue)	5.00	12/01/2012	5,007
11,000,000	Indiana HEFA Ascension Health Project Series B3 (HCFR)±	2.15	11/15/2031	11,000,000
325,000	Indiana HFFA Ancilla System Incorporated (Miscellaneous Revenue)	5.25	07/01/2022	326,060
5,000,000	Indianapolis Airport Authority Federal Express Corporation Project (Airport Revenue)	5.10	01/15/2017	5,204,950
3,340,000	Indianapolis Airport Authority Federal Express Corporation Project (Miscellaneous Revenue)	5.63	01/01/2016	3,517,321
705,000	Madison County IN Hospital Authority Facilities Community Hospital of Anderson Series A (Hospital Revenue)	8.00	01/01/2014	708,137

				20,761,475

Kansas: 1.29%
5,275,000	Burlington KS Environmental Impact Kansas City Power & Light Series B (IDR, FGIC Insured)±	5.38	09/01/2035	5,646,044
1,955,000	Wyandotte County KS Kansas City Unified Govermentment Special Obligation International Speedway (Sales Tax Revenue)^	4.92	12/01/2014	1,608,711

				7,254,755

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund 13

Principal	Security Name	Interest Rate	Maturity Date	Value
Louisiana: 1.39%
$3,800,000	Louisiana Government Environmental Facilities Community Development Authority Series A (Miscellaneous Revenue)	6.30%	07/01/2030	$3,843,776
125,000	Louisiana HFA SFHR Bond AMT Series A-2 (Housing Revenue)	6.30	12/01/2019	127,475
530,000	Louisiana HFA SFHR Bond AMT Series B-2 (Housing Revenue)	5.55	06/01/2019	545,831
275,000	Louisiana HFA SFHR Bond AMT Series C (Housing Revenue)±	6.30	06/01/2020	280,445
130,000	Louisiana HFA SFHR Bond AMT Series C-1 (Housing Revenue)	5.60	12/01/2017	134,042
225,000	Louisiana HFA SFHR Bond Home Owner Series C-2 (Housing Revenue)	5.55	06/01/2035	232,002
550,000	Louisiana Public Facilities Authority Collateralized Louisiana Water Company Project (Water & Sewer Revenue)±	5.45	02/01/2013	552,717
1,250,000	New Orleans LA (Property Tax Revenue)^	4.42	09/01/2015	1,014,538
600,000	Terrebonne Parish LA Hospital Service District #1 Hospital (Health, Hospital & Nursing Home Revenue)	4.00	04/01/2015	623,460
500,000	Terrebonne Parish LA Hospital Service District #1 Hospital (Health, Hospital & Nursing Home Revenue)	4.00	04/01/2016	513,280

				7,867,566

Maine: 0.24%
360,000	Maine Municipal Bond Bank Series B (Miscellaneous Revenue)	5.85	11/01/2020	361,440
1,000,000	South Berwick ME Berwick Academy Issue (Education Revenue, Allied Irish Bank plc LOC)±	3.20	08/01/2024	1,000,000

				1,361,440

Maryland: 0.17%
445,000	Maryland Community Development Administration Department Housing Series 2001B (Housing Revenue)	5.10	07/01/2016	448,035
500,000	Maryland Community Development Administration Department Housing Series D (Housing Revenue)	5.38	09/01/2024	500,805

				948,840

Massachusetts: 2.42%
405,000	Massachusetts Educational Finance Authority Series A (Education Revenue)	4.88	01/01/2011	405,871
1,855,000	Massachusetts Federal Highway Series B (Miscellaneous Revenue)	5.13	12/15/2012	1,861,901
1,480,000	Massachusetts Port Authority US Airways Project (Airport Revenue)	5.25	09/01/2011	1,471,164
935,000	Massachusetts Port Authority US Airways Project (Airport Revenue)	5.25	09/01/2012	916,431
1,610,000	Massachusetts Port Authority US Airways Project (Airport Revenue)	5.25	09/01/2013	1,557,498
2,650,000	Massachusetts Port Authority US Airways Project Series A (Airport Revenue, MBIA Insured)	6.00	09/01/2021	2,463,467
3,355,000	Massachusetts Port Authority US Airways Project Series A (Airport Revenue, MBIA Insured)	5.88	09/01/2023	3,090,324
1,900,000	Massachusetts State Special Obligation Dedicated Tax (Miscellaneous Revenue)±	2.66	01/01/2016	1,884,249

				13,650,905

Michigan: 6.57%
3,000,000	Detroit MI GO Series B (GO-State, NATL-RE insured)	5.50	04/01/2011	3,009,540
3,405,000	Detroit MI Water Supply System (Water Revenue)±	5.25	07/01/2020	3,555,399
5,000,000	Detroit MI Water Supply System (Water Revenue)	5.00	07/01/2021	5,148,300
3,235,000	Detroit MI Water Supply System Series C (Water Revenue, FGIC Insured)	5.00	07/01/2018	3,424,797
1,000,000	Grand Haven MI (Electric Revenue, MBIA Insured)	5.50	07/01/2016	1,090,060
4,000,000	Michigan Financing Authority State Aid Notes Series E (Miscellaneous Revenue)	4.75	08/22/2011	4,068,960
300,000	Michigan HFA St. John Health System Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	05/15/2018	300,909
260,000	Michigan Hospital Finance Authority Hospital Genesys Regional Medical Series A (Miscellaneous Revenue)	5.30	10/01/2011	263,934
5,000,000	Michigan Hospital Finance Authority Mercy Health Services Series W (Miscellaneous Revenue)	5.25	08/15/2022	5,034,900

14 Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of Investments—November 30, 2010 (Unaudited)

Principal	Security Name	Interest Rate	Maturity Date	Value
Michigan (continued)
$320,000	Michigan Housing Development Authority Multifamily Housing Center Line Series A (Housing Revenue)	4.15%	04/20/2011	$323,485
660,000	Michigan Housing Development Authority SFHR Bond Series A (Housing Revenue)	3.95	12/01/2012	678,493
2,000,000	Michigan Housing Development Authority SFHR Bond Series C (Housing Revenue)	5.00	12/01/2015	2,003,840
65,000	Michigan Municipal Bond Authority (Miscellaneous Revenue)±	8.63	11/01/2016	65,358
500,000	Michigan Municipal Bond Authority Department of Treasury (Miscellaneous Revenue)^	3.18	05/01/2013	463,035
2,000,000	Michigan Municipal Bond Authority State Aid Notes Series B (Miscellaneous Revenue)	5.00	03/21/2011	2,015,620
1,000,000	Michigan State Hopsital Finance Authority (Health, Hospital & Nursing Home Revenue)	6.50	08/15/2018	978,530
480,000	Michigan State Strategic Fund Limited Adjusted Refunding Dow Chemical Project Series J-A-2 (IDR)±	5.50	12/01/2028	491,424
1,950,000	Michigan State Strategic Fund Waste Management Incorporated Project (Resource Recovery Revenue)±	3.20	08/01/2027	1,944,501
1,200,000	Saginaw County Economic Development Corporation Limited Obligation (Lease Revenue)	3.00	12/01/2015	1,199,832
1,000,000	Wayne County MI GO Building Authority Capital Series A (GO — Local)	5.25	06/01/2016	1,003,720

				37,064,637

Minnesota: 0.74%
1,290,000	Minnesota HFA Residential Housing Finance Series I (Housing Revenue)	5.00	07/01/2021	1,317,219
1,250,000	St Paul Housing & Redevelopment Authority Health Care (Health, Hospital & Nursing Home Revenue)	3.00	02/01/2012	1,270,063
155,000	St. Paul MN Port Authority IDA Series K Lottery (IDR, FGIC Insured)	9.50	12/01/2014	55,180
165,000	St. Paul MN Port Authority IDA Series N Lottery (IDR, FGIC Insured)	10.00	12/01/2014	58,740
1,100,000	Washington County Housing & Redevelopment Authority Hospital Facility (Health, Hospital & Nursing Home Revenue)	5.25	11/15/2012	1,099,901
400,000	Western Minnesota Power Agency Series A (Power Revenue)	5.50	01/01/2011	401,568

				4,202,671

Mississippi: 0.49%
2,395,000	Biloxi MS Multifamily Housing Pass Pointe Apartments Series A (Housing Revenue)	5.65	12/01/2017	2,486,657
200,000	Gulfport MS Hospital Facilities Gulfport Memorial Hospital Series A (Hospital Revenue)	6.20	07/01/2018	200,318
55,000	Jackson MS Multifamily Housing Forest Park Apartments Series A (Housing Revenue)	6.10	04/20/2032	58,351

				2,745,326

Missouri: 1.10%
1,280,000	Clay County MO IDA Multifamily Housing Series A (Housing Revenue)	6.30	01/20/2038	1,368,563
1,100,000	Kansas City MO IDA Transportation Improvements (Highway Revenue)	4.00	09/01/2013	1,114,465
1,115,000	Kansas City MO IDA Transportation Improvements (Highway Revenue)	4.00	09/01/2014	1,122,169
360,000	Missouri State Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR)±	4.90	05/01/2038	378,378
470,000	Sikeston MO Electric (Power Revenue)	5.00	06/01/2012	470,696
1,725,000	St. Louis MO Municipal Finance Corporation (Lease Revenue)	5.25	02/15/2016	1,765,469

				6,219,740

Nebraska: 0.39%
100,000	Central Plains Nebraska Energy Project # 1 Series A (Natural Gas Revenue)	5.00	12/01/2013	107,012
2,970,000	Nebraska Higher Education Loan (Miscellaneous Revenue, MBIA Insured)^	7.34	12/15/2015	2,067,744

				2,174,756

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund 15

Principal	Security Name	Interest Rate	Maturity Date	Value
Nevada: 0.01%
$60,000	Nevada Housing Division SFHR Bond Mezzanine Series C-2 (Housing Revenue)	5.95%	04/01/2022	$62,555

New Hampshire: 0.36%
1,145,000	New Hampshire HEFA Covenant Health Project Series B (HCFR)	5.00	07/01/2016	1,229,020
435,000	New Hampshire HFA SFHR Bond Mortgage Acquisition AMT Series B (Housing Revenue)	4.85	07/01/2015	452,026
325,000	New Hampshire HFA SFHR Bond Mortgage Acquisition Series E (Housing Revenue)	4.65	07/01/2014	336,476

				2,017,522

New Jersey: 1.69%
700,000	New Jersey Economic Development Authority Elite Pharmaceuticals Project Series A (IDR)^^	6.50	09/01/2030	443,590
225,000	New Jersey Housing & Mortgage Finance Agency Multifamily Housing Series A (Housing Revenue)	5.55	05/01/2027	225,065
280,000	Ocean Township NJ Sewer Authority (Miscellaneous Revenue)	6.25	12/01/2010	280,048
8,545,000	Union County NJ Utility Authority Solid Waste Senior Lease Ogden Martin Series A (IDR)	5.38	06/01/2012	8,562,175

				9,510,878

New Mexico: 2.32%
1,030,000	Albuquerque NM ID Manor Nursing Series A (IDR)	4.80	05/20/2014	1,032,379
1,000,000	Dona Ana County NM Tax Revenue Receipts (Sales Tax Revenue)	5.50	06/01/2015	1,069,920
11,000,000	New Mexico Educational Assistance Foundation Series A-2 (Education Revenue)±	0.93	12/01/2028	10,971,400

				13,073,699

New York: 12.20%
130,000	Metropolitan Transportation Authority New York Commuter Facilities Series B (Miscellaneous Revenue)	5.00	07/01/2011	130,489
100,000	Metropolitan Transportation Authority New York Commuter Facilities Series D (Miscellaneous Revenue)	5.00	07/01/2012	103,806
5,000,000	Metropolitan Transportation Authority New York Series B-2 (Miscellaneous Revenue, AGM Insured)±(a)	0.38	11/01/2022	4,200,000
7,195,000	Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health, Hospital & Nursing Home Revenue)	4.20	08/15/2025	7,241,048
2,710,000	Morristown NY School District Bond Anticipation Notes (Property Tax Revenue)	2.00	07/29/2011	2,728,184
1,600,000	New York City NY IDA American Airlines JFK International Airport (Airport Revenue)	7.13	08/01/2011	1,605,200
2,110,000	New York Dorm Authority Ellis Hospital Mortgage Project (Hospital Revenue)	5.50	08/01/2015	2,114,600
4,515,000	New York Environmental Facilities Corporation Clean Water & Drinking Unrefunded Balance Series B (Water & Sewer Revenue)	5.88	07/15/2019	4,534,415
900,000	New York Environmental Facilities Corporation Spring Valley Water Series A (Water & Sewer Revenue, AMBAC Insured)	6.30	08/01/2024	900,648
685,000	New York Mortgage Agency Series 67 (Housing Revenue)	5.80	10/01/2028	707,653
75,000	New York NY GO Sub-Series A1 (GO — Local)±	5.75	08/01/2014	75,295
400,000	New York NY Triborough Bridge & Tunnel Authority Series A (Miscellaneous Revenue)	5.25	01/01/2011	401,588
1,000,000	New York Refunding GO Series C (GO — State, AMBAC Insured)	5.38	10/01/2011	1,004,210
5,000,000	New York State Energy Research & Development Authority Corporation (Utilities Revenue)±	1.45	06/01/2036	4,984,850
430,000	New York Urban Development Corporation Sub Lien (Miscellaneous Revenue)	5.50	07/01/2016	431,591
6,540,000	New York Urban Development Corporation Unrefunded Balance (Sales Tax Revenue)	5.50	07/01/2016	6,566,814
1,743,868	Newburgh New York Tax Anticipation Notes (Property Tax Revenue)	5.15	08/30/2011	1,761,551
1,000,000	Niagara County IDA Solid Waste Disposal (Resource Recovery Revenue)±	5.55	11/15/2024	1,020,120
5,720,000	Peregrines Landing LLC Facilities Series A (Housing Revenue, GNMA Insured)	7.00	05/20/2044	6,194,016
1,215,000	Port Authority of New York & New Jersey Special Obligation Series 103 (Transportation Revenue)	5.13	12/15/2011	1,219,313

16 Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of Investments—November 30, 2010 (Unaudited)

Principal	Security Name	Interest Rate	Maturity Date	Value
New York (continued)
$5,000,000	Rockland County NY Revenue Anticipation Notes Series B (Property Tax Revenue)	1.75%	08/30/2011	$5,027,550
7,340,000	Suffolk County NY Waterworks Authority Series C (Miscellaneous Revenue)	5.75	06/01/2013	7,621,269
8,000,000	Syracuse NY (Property Tax Revenue, State Aid Withholding Insured)	1.50	06/30/2011	8,023,040
220,000	Ulster County NY Industrial Development Agency Benedictine Hospital Project (Hospital Revenue)	5.00	11/01/2011	220,618

				68,817,868

North Carolina: 0.14%
540,000	North Carolina Capital Facilites Financing Agency Waste Management of Carolinas Project (Resource Recovery Revenue)±	3.38	08/01/2014	536,026
275,000	North Carolina HFA SFHR Bond Series HH (Housing Revenue)	6.20	03/01/2018	275,443

				811,469

Ohio: 0.32%
500,000	Cleveland Ohio Water Revenue Series S (Water Revenue)±	3.50	01/01/2033	500,000
750,000	Lucas County OH Hospital Authority Promedica Health Care Obligation (Hospital Revenue)	5.75	11/15/2011	752,610
60,000	Mentor OH Refunding GO Street Bonds Series 1991 (GO — Local)	7.15	12/01/2011	61,993
15,000	Ohio Housing Finance Agency SFHR Bond (Housing Revenue)^	8.67	01/15/2015	10,592
455,000	Ohio State Solid Waste Republic Services Project (IDR)±	4.25	04/01/2033	455,678

				1,780,873

Oklahoma: 0.09%
425,000	Comanche County OK HFA SFHR Bond Series B-2 (Housing Revenue)	6.60	10/01/2035	452,136
45,000	Oklahoma City OK Airport Trust (Airport Revenue, AMBAC Insured)	5.50	02/01/2012	45,142

				497,278

Oregon: 0.61%
925,000	Oregon Board Bank Oregon Economic Community Development Department Series A (Miscellaneous Revenue)	5.50	01/01/2019	927,951
2,500,000	Port of Astoria OR Pollution Control James River Project (IDR)	6.55	02/01/2015	2,500,275

				3,428,226

Pennsylvania: 5.30%
4,000,000	Delaware County IDA Chester Community Charter School (Miscellaneous Revenue)	4.50	08/15/2017	3,902,480
2,000,000	Harrisburg PA Authority Resource Recovery Facility Series D-1 (Miscellaneous Revenue, AGM Insured)±	5.25	12/01/2033	2,020,000
2,260,000	Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (HCFR, NATL-RE Insured)±	5.00	12/01/2033	2,259,367
350,000	Langhorne PA Hospital Authority Franciscan Health Center Series A (Hospital Revenue)	7.00	06/15/2015	351,040
1,085,000	Northampton County PA Hospital Saint Luke’s Hospital Project Series A (HCFR)	4.00	08/15/2012	1,115,564
1,325,000	Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2012	1,338,303
3,225,000	Pennsylvania Housing Finance Agency SFHR Bond Series 68-A (Housing Revenue)	6.05	10/01/2028	3,227,161
1,025,000	Pennsylvania State HEFAR Saint Josephs University (Education Revenue)	5.25	12/15/2017	1,057,400
2,000,000	Philadelphia PA (Miscellaneous Revenue)	5.13	05/15/2012	2,015,700
5,000,000	Philadelphia PA School District TRAN Series A (Miscellaneous Revenue)	2.50	06/30/2011	5,051,200
5,020,000	Pittsburgh PA GO Series A (GO-Local, NATL-RE Insured)	5.00	09/01/2011	5,155,540
1,435,000	Pottstown Boro PA Sewer Authority (Sewer Revenue, NATL-RE Insured)^	1.76	11/01/2011	1,411,810
930,000	Saint Mary Hopstial Authority PA Health System Catholic Health East Series B (Health, Hospital & Nursing Home Revenue)	5.00	11/15/2015	999,387

				29,904,952

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund 17

Principal	Security Name	Interest Rate	Maturity Date	Value
Puerto Rico: 1.22%
$1,500,000	Puerto Rico Commonwealth (Property Tax Revenue)±	2.00%	04/07/2011	$1,500,000
1,695,000	Puerto Rico Commonwealth (Property Tax Revenue)	5.00	07/01/2015	1,807,616
3,500,000	Puerto Rico Public Finance Corporation Commonwealth Series A (Lease Revenue)±	5.75	08/01/2027	3,590,790

				6,898,406

Rhode Island: 0.17%
950,000	Rhode Island Clean Water Finance Agency Wastewater Treatment System (Water & Sewer Revenue, MBIA Insured)	5.80	09/01/2022	950,048
25,000	Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	04/01/2027	25,034

				975,082

South Carolina: 1.12%
640,000	Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue, Scana Corporation Guaranty)	4.88	10/01/2014	680,646
3,100,000	South Carolina Jobs Economic Development Authority Ebenezer Nursing Home Incorporated (Continuing Care Retirement Community Revenue)	6.90	01/20/2037	3,169,130
2,480,000	Tobacco Settlement Revenue Management Authority (Tobacco Revenue)	5.00	06/01/2018	2,484,960

				6,334,736

Tennessee: 3.51%
7,875,000	Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (HCFR)	7.50	07/01/2033	8,707,781
3,650,000	Metropolitan Government Nashville & Davidson County TN Industrial Development Board (IDR, Guarantee Agreement)±	3.13	08/01/2031	3,645,255
3,000,000	Tennessee Energy Acquisition Corporation Series A (Natural Gas Revenue)	5.00	09/01/2013	3,195,990
3,500,000	Tennessee Energy Acquisition Corporation Series A (Natural Gas Revenue)	5.00	09/01/2014	3,753,365
500,000	Tennessee School Building Authority Higher Educational Facilities Series D (Miscellaneous Revenue)	5.50	05/01/2011	502,000

				19,804,391

Texas: 8.72%
1,545,000	Austin TX Housing Finance Corporation SFHR Bond (Housing Revenue)^•	120.57	02/01/2016	24,334
3,610,000	Bexar County TX Housing Finance Corporation Multifamily Housing Stablewood Farms (Housing Revenue)	6.25	07/20/2043	3,833,531
20,000	Coastal Water Authority Texas Conveyance System (Miscellaneous Revenue)	7.50	12/15/2016	20,113
958,000	Dallas TX Finance Corporation Multifamily Housing Towne Center Apartments Series A (Housing Revenue)	6.75	10/20/2032	987,813
435,000	Dallas TX Fort Worth International Airport Series A (Airport Revenue)	6.00	11/01/2028	435,492
5,030,000	Houston TX Airport System Special Facilities Series A (Airport Revenue)	6.00	07/01/2014	5,045,241
350,000	Houston TX Airport System Special Facilities Series B (Airport Revenue)	5.25	07/01/2014	350,847
3,960,000	Houston TX Airport System Sub Lien Series A (Airport Revenue)	6.00	07/01/2012	3,974,573
2,530,000	Houston TX Airport System Sub Lien Series A (Airport Revenue)	5.63	07/01/2021	2,536,780
1,250,000	Houston TX Airport System Sub Lien Series B (Airport Revenue)	5.25	07/01/2015	1,252,638
200,000	Leander TX Independent School District Refunding GO (GO — Local)^	5.59	08/15/2024	93,912
1,000,000	Lubbock TX Health Facilities Development Corporation Lutheran Retirement (Continuing Care Retirement Community Revenue)	6.00	03/20/2029	1,024,580
5,000	Midlothian TX Independent School District (Education Revenue)^	6.19	02/15/2018	3,222
1,000,000	Mission TX Economic Development Corporation Solid Waste Disposal Republic Services Incorporated Series A (Resource Recovery Revenue)±	0.95	01/01/2020	1,000,000
175,000	Ricewood TX Refunding GO Municipal Utility District (GO — Local, FSA Insured)	4.88	09/01/2011	176,888
1,750,000	Sabine River TX Authority PCR TXU Electric Company Project Series B (Resource Recovery Revenue)±	5.75	05/01/2030	1,631,875
175,000	Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities Series A-1 (Miscellaneous Revenue)	5.25	09/20/2023	184,135

18 Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of Investments—November 30, 2010 (Unaudited)

Principal	Security Name	Interest Rate	Maturity Date	Value
Texas (continued)
$200,000	Texas GO Veterans Land Board (GO — State)	6.00%	12/01/2030	$200,028
10,500,000	Texas Municipal Gas Acquisition & Supply Corporation II BMA Index Rate (Natural Gas Revenue)±	0.77	09/15/2017	9,870,630
2,540,000	Texas PFA GO Series A (GO — State)	5.38	10/01/2016	2,633,675
1,000,000	Texas Southern University Series A-1 (Education Revenue)	4.50	11/01/2012	1,001,520
1,275,000	Texas Southern University Series A-1 (Education Revenue)	4.60	11/01/2013	1,276,683
8,320,000	Texas Water Development Board Revolving Fund Series A (Water & Sewer Revenue)	5.00	07/15/2017	8,349,370
575,000	Texas Water Development Board Revolving Fund Series A (Water & Sewer Revenue)	5.50	07/15/2021	575,086
2,125,000	Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellanous Revenue, MBIA & FHA Insured)	7.65	07/01/2022	2,522,566
250,000	Wylie TX Independent School District GO (GO — Local)^	5.28	08/15/2016	185,598

				49,191,130

Utah: 2.54%
12,010,000	Intermountain Power Agency Utah Power Supply Series A (Miscellaneous Revenue)	6.15	07/01/2014	12,672,952
825,000	Utah County UT Environment Improvement Marathon Oil Project (Resource Recovery Revenue)±	5.05	11/01/2017	842,614
895,000	Utah HFA RHA Community Seriesvices Project Series A (Housing Revenue)	6.88	07/01/2027	806,726

				14,322,292

Virginia: 0.19%
1,095,000	Virginia Housing Development Authority Rental Housing Series B (Housing Revenue)	5.63	08/01/2011	1,097,059

Washington: 3.08%
1,185,000	King County WA Public Hospital District #01 Valley Medical Center Series A (Health, Hospital & Nursing Home Revenue)	4.00	06/15/2015	1,198,094
1,480,000	King County WA Public Hospital District #01 Valley Medical Center Series A (Health, Hospital & Nursing Home Revenue)	4.00	06/15/2016	1,478,076
2,500,000	King County WA School District #401 GO Highline Public Schools (GO — Local)	5.13	12/01/2021	2,670,275
2,630,000	Port Grays Harbor WA Transferable Custody Receipts (IDR, AMBAC Insured)	6.13	12/01/2017	2,635,286
200,000	Redmond WA Library Capital Facilities Area GO (GO — Local)	5.00	12/01/2017	200,722
4,780,000	Tobacco Settlement Authority WA Asset-Backed (Tobacco Revenue)	6.50	06/01/2026	4,864,367
3,500,000	Washington Health Care Facilities Authority Highline Medical Center (Hospital Revenue)	6.25	08/01/2036	3,718,330
180,000	Wenatchee WA Storm Drain (Water & Sewer Revenue)	5.00	12/01/2012	180,612
190,000	Wenatchee WA Storm Drain (Water & Sewer Revenue)	5.05	12/01/2013	190,654
110,000	Wenatchee WA Water & Sewer (Water & Sewer Revenue)	5.00	12/01/2012	110,374
115,000	Wenatchee WA Water & Sewer (Water & Sewer Revenue)	5.05	12/01/2013	115,396

				17,362,186

West Virginia: 0.96%
3,900,000	Pleasants County WV PC Monongahela Power Company Series C (IDR, AMBAC Insured)	6.15	05/01/2015	3,906,708
1,450,000	Raleigh County VA Commercial Development Virginia Parkways Project Series B (Miscellaneous Revenue)	5.13	06/01/2015	1,481,059

				5,387,767

Wisconsin: 0.98%
4,155,000	Wisconsin State HEFA Aurora Health Care Incorporated B (HCFR)±	5.13	08/15/2027	4,511,915
650,000	Wisconsin State HEFA Beloit Health System Incorporation (Health, Hospital & Nursing Home Revenue)	4.00	04/01/2014	669,526
320,000	Wisconsin State HEFA Beloit Health System Incorporation (Health, Hospital & Nursing Home Revenue)	5.00	04/01/2015	340,998

				5,522,439

Portfolio of Investments—November 30, 2010 (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund 19

Principal	Security Name	Interest Rate	Maturity Date	Value
Wyoming: 0.02%
$100,000	Lincoln County WY IDA Amoco Production Company Project (IDR)±	1.10%	05/01/2013	$99,621

Total Municipal Bonds and Notes (Cost $544,889,594)				543,258,709

Shares		Yield
Short-Term Investments: 1.18%

Investment companies: 1.13%
6,366,013	Wells Fargo Advantage National Tax-Free Money Market Fund(l)(u)	0.13		6,366,013

Principal		Interest Rate
US Treasury Bills: 0.05%
$300,000 US Treasury Bill^#		0.15	12/23/2010	299,972

Total Short-Term Investments (Cost $6,665,985)				6,665,985

Total Investments in Securities (Cost $564,343,870)*	99.81%			562,856,444
Other Assets and Liabilities, Net	0.19			1,094,904

Total Net Assets	100.00%			$563,951,348

^	Zero coupon security. Rate represents yield to maturity.

±	Variable rate investments.

(l)	Investment in an affiliate.

^^	This security is currently in default with regards to scheduled interest and/or principal payments.

(a)	Security is fair valued by the Management Valuation Team and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(u)	Rate shown is the 7-day annualized yield at period end.

#	Security pledged as collateral for futures transactions.

•	The security intends to default on part, or all, of its principal payment.

*	Cost for federal income tax purposes is $564,369,454 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,288,102
Gross unrealized depreciation	(4,801,112)

Net unrealized depreciation	$(1,513,010)
The accompanying notes are an integral part of these financial statements.

20 Wells Fargo Advantage Strategic Municipal Bond Fund	Statement of Assets and Liabilities—November 30, 2010 (Unaudited)

Assets
Investments
In unaffiliated securities, at value	$556,490,431
In affiliated securities, at value	6,366,013

Total investments, at value (see cost below)	562,856,444
Receivable for investments sold	3,891,838
Receivable for Fund shares sold	2,332,220
Receivable for interest	7,380,014
Prepaid expenses and other assets	67,686

Total assets	576,528,202

Liabilities
Dividends payable	377,825
Payable for investments purchased	9,933,345
Payable for Fund shares redeemed	1,640,803
Payable for daily variation margin on open futures contracts	13,281
Investment advisory fee payable	148,498
Distribution fees payable	85,297
Due to other related parties	95,085
Accrued expenses and other liabilities	282,720

Total liabilities	12,576,854

Total net assets	$563,951,348

NET ASSETS CONSIST OF
Paid-in capital	$567,988,376
Overdistributed net investment income	(91,162)
Accumulated net realized losses on investments	(2,456,735)
Net unrealized losses on investments	(1,489,131)

Total net assets	$563,951,348

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets — Class A	$319,066,143
Shares outstanding — Class A	36,747,015
Net asset value per share — Class A	$8.68
Maximum offering price per share — Class A2	$9.09
Net assets — Class B	$13,094,927
Shares outstanding — Class B	1,511,588
Net asset value per share — Class B	$8.66
Net assets — Class C	$121,291,766
Shares outstanding — Class C	13,920,885
Net asset value per share — Class C	$8.71
Net assets — Administrator Class	$110,498,512
Shares outstanding — Administrator Class	12,728,799
Net asset value per share — Administrator Class	$8.68

Total investments, at cost	$564,343,870

1.	The Fund has an unlimited amount of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Statement of Operations—For the Six Months Ended November 30, 2010 (Unaudited)[1]	Wells Fargo Advantage Strategic Municipal Bond Fund 21

Investment income
Interest	$10,248,995
Income from affiliated securities	13,407

Total investment income	10,262,402

Expenses
Investment advisory fee	1,091,972
Administration fees
Fund level	174,129
Class A	197,748
Class B	9,090
Class C	77,400
Administrator Class	39,990
Shareholder servicing fees
Class A	399,180
Class B	18,626
Class C	157,516
Administrator Class	99,975
Distribution fees
Class B	55,879
Class C	472,547
Custody and accounting fees	38,888
Professional fees	26,093
Registration fees	59,423
Shareholder report expenses	25,000
Trustees’ fees and expenses	8,529
Transfer agent fees	55,167
Other fees and expenses	28,872

Total expenses	3,036,024
Less: Fee waivers and/or expense reimbursements	(80,838)

Net expenses	2,955,186

Net investment income	7,307,216

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	2,263,459
Futures transactions	135,665

Net realized gains on investments	2,399,124

Net change in unrealized gains (losses) on:
Unaffiliated securities	(1,961,237)
Futures transactions	(1,705)

Net change in unrealized gains (losses) on investments	(1,962,942)
Net realized and unrealized gains (losses) on investments	436,182

Net increase in net assets resulting from operations	$7,743,398

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund, which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of Evergreen Strategic Municipal Bond Fund.
The accompanying notes are an integral part of these financial statements.

22 Wells Fargo Advantage Strategic Municipal Bond Fund	Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2010		Year Ended
	(Unaudited)[1]		May 31, 2010[1]

Operations
Net investment income		$7,307,216		$17,479,914
Net realized gains (losses) on investments		2,399,124		(30,084)
Net change in unrealized gains (losses) on investments		(1,962,942)		6,126,030

Net increase in net assets resulting from operations		7,743,398		23,575,860

Distributions to shareholders from
Net investment income
Class A		(4,342,532)		(10,118,743)
Class B		(146,110)		(472,406)
Class C		(1,238,220)		(2,610,563)
Administrator Class		(1,528,409)		(4,481,678)

Total distributions to shareholders		(7,255,271)		(17,683,390)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	6,370,689	55,485,327	11,449,134	99,116,274
Class B	19,105	166,080	94,125	812,050
Class C	1,084,889	9,477,032	5,161,177	44,809,301
Administrator Class	5,108,044	44,465,358	15,424,474	133,199,007

		109,593,797		277,936,632

Reinvestment of distributions
Class A	329,138	2,866,112	796,624	6,896,599
Class B	11,665	101,347	34,776	300,093
Class C	86,852	758,887	177,989	1,546,521
Administrator Class	163,036	1,419,046	487,109	4,221,729

		5,145,392		12,964,942

Automatic conversion of Class B shares to Class A shares
Class A	82,623	720,406	986,641	8,510,456
Class B	(82,813)	(720,406)	(988,934)	(8,510,456)

		0		0

Payment for shares redeemed
Class A	(8,018,013)	(69,751,383)	(14,113,283)	(122,224,288)
Class B	(299,319)	(2,599,724)	(1,010,054)	(8,708,823)
Class C	(2,274,977)	(19,879,399)	(3,000,534)	(26,050,129)
Administrator Class	(10,023,371)	(87,054,140)	(6,926,876)	(60,075,606)

		(179,284,646)		(217,058,846)

Net increase (decrease) in net assets resulting from capital share transactions		(64,545,457)		73,842,728

Total increase (decrease) in net assets		(64,057,330)		79,735,198
Net assets
Beginning of period		628,008,678		548,273,480

End of period		$563,951,348		$628,008,678

Overdistributed net investment income		$(91,162)		$(143,107)

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 are of those of Evergreen Strategic Municipal Bond Fund.
The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

24 Wells Fargo Advantage Strategic Municipal Bond Fund[1]	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net
	Value Per	Investment		Gains (Losses)	Investment
	Share	Income		on Investments	Income

Class A
June 1, 2010 to November 30, 2010 (Unaudited)	$8.67	0.12		0.01	(0.12)
June 1, 2009 to May 31, 2010	$8.59	0.25		0.08	(0.25)
June 1, 2008 to May 31, 2009	$8.70	0.31		(0.11)	(0.31)
June 1, 2007 to May 31, 2008	$8.78	0.33		(0.08)	(0.33)
June 1, 2006 to May 31, 2007	$8.75	0.32		0.01	(0.30)
June 1, 2005 to May 31, 2006	$8.74	0.25		0.01	(0.25)
Class B
June 1, 2010 to November 30, 2010 (Unaudited)	$8.65	0.09	[4]	0.01	(0.09)
June 1, 2009 to May 31, 2010	$8.57	0.19	[4]	0.07	(0.18)
June 1, 2008 to May 31, 2009	$8.68	0.25	[4]	(0.11)	(0.25)
June 1, 2007 to May 31, 2008	$8.76	0.25		(0.07)	(0.26)
June 1, 2006 to May 31, 2007	$8.73	0.25	[4]	0.02	(0.24)
June 1, 2005 to May 31, 2006	$8.72	0.18		0.02	(0.19)
Class C
June 1, 2010 to November 30, 2010 (Unaudited)	$8.70	0.09		0.01	(0.09)
June 1, 2009 to May 31, 2010	$8.62	0.18		0.09	(0.19)
June 1, 2008 to May 31, 2009	$8.73	0.24		(0.10)	(0.25)
June 1, 2007 to May 31, 2008	$8.81	0.27		(0.08)	(0.27)
June 1, 2006 to May 31, 2007	$8.78	0.25		0.02	(0.24)
June 1, 2005 to May 31, 2006	$8.77	0.19		0.01	(0.19)
Administrator Class
June 1, 2010 to November 30, 2010 (Unaudited)	$8.67	0.13		0.01	(0.13)
June 1, 2009 to May 31, 2010	$8.59	0.27		0.08	(0.27)
June 1, 2008 to May 31, 2009	$8.70	0.33		(0.10)	(0.34)
June 1, 2007 to May 31, 2008	$8.78	0.35		(0.08)	(0.35)
June 1, 2006 to May 31, 2007	$8.75	0.34		0.02	(0.33)
June 1, 2005 to May 31, 2006	$8.74	0.27		0.01	(0.27)

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 are of those of Evergreen Strategic Municipal Bond Fund.

2.	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3.	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

4.	Calculated based upon average shares outstanding.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Strategic Municipal Bond Fund 25

Ending
Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Share	Income	Expenses	Expenses	Return[2]	Rate[3]	(000’s omitted)

$8.68	2.74%	0.91%	0.89%	1.49%	83%	$319,066
$8.67	2.85%	0.99%	0.99%	3.76%	40%	$329,475
$8.59	3.64%	1.01%	1.01%	2.54%	53%	$333,901
$8.70	3.76%	1.05%	1.01%	2.90%	59%	$287,472
$8.78	3.60%	1.05%	1.00%	3.86%	55%	$286,672
$8.75	2.86%	1.03%	0.98%	2.99%	65%	$356,937

$8.66	1.98%	1.66%	1.65%	1.11%	83%	$13,095
$8.65	2.20%	1.74%	1.74%	2.99%	40%	$16,123
$8.57	2.91%	1.76%	1.76%	1.78%	53%	$31,991
$8.68	3.02%	1.76%	1.76%	2.13%	59%	$50,872
$8.76	2.85%	1.75%	1.75%	3.09%	55%	$78,158
$8.73	2.11%	1.72%	1.72%	2.27%	65%	$104,034

$8.71	1.98%	1.66%	1.65%	1.11%	83%	$121,292
$8.70	2.08%	1.74%	1.74%	2.99%	40%	$130,775
$8.62	2.88%	1.76%	1.76%	1.78%	53%	$109,379
$8.73	3.01%	1.76%	1.76%	2.13%	59%	$88,638
$8.81	2.85%	1.75%	1.75%	3.09%	55%	$93,474
$8.78	2.11%	1.72%	1.72%	2.27%	65%	$120,178

$8.68	2.91%	0.80%	0.69%	1.59%	83%	$110,499
$8.67	3.03%	0.75%	0.75%	4.02%	40%	$151,636
$8.59	3.89%	0.76%	0.76%	2.80%	53%	$73,002
$8.70	4.01%	0.76%	0.76%	3.16%	59%	$72,118
$8.78	3.86%	0.75%	0.75%	4.13%	55%	$48,449
$8.75	3.09%	0.72%	0.72%	3.30%	65%	$37,794

26 Wells Fargo Advantage Strategic Municipal Bond Fund	Notes to Financial Statements (Unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Strategic Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
After the close of business on July 9, 2010, the net assets of Evergreen Strategic Municipal Bond Fund were acquired by the Fund, which was created to receive the assets of Evergreen Strategic Municipal Bond Fund, in an exchange for shares of the Fund. As Evergreen Strategic Municipal Bond Fund contributed all of the net assets and shareholders to the newly created Wells Fargo Advantage Fund, the accounting and performance history of Evergreen Strategic Municipal Bond Fund has been carried forward in the financial statements contained herein.
Class A, Class B, Class C and Class I shares of Evergreen Strategic Municipal Bond Fund received Class A, Class B, Class C and Administrator Class shares, respectively, of the Fund in the reorganization.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
When-issued transactions
The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund 27
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
As of May 31, 2010, the Fund had $3,975,871 in capital loss carryovers for federal income tax purposes with $990,040 expiring in 2016 and $2,985,831 expiring in 2017.
As of May 31, 2010, the Fund had $833,675 of current year deferred post-October capital losses, which would be treated as realized for tax purposes on the first day of the succeeding year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair

28 Wells Fargo Advantage Strategic Municipal Bond Fund	Notes to Financial Statements (Unaudited)
value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of November 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

			Significant
		Significant Other	Observable
	Quoted Prices	Observable Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Agency securities	$0	$12,931,750	$0	$12,931,750
Municipal bonds and notes	0	536,707,243	6,551,466	543,258,709
Short-term investments
Investments companies	6,366,013	0	0	6,366,013
US Treasury obligations	0	299,972	0	299,972

Total	$6,366,013	$549,938,965	$6,551,466	$562,856,444

Further details on the major security types listed above can be found in the the Fund’s Portfolio of Investments.
As of November 30, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Significant
		Significant Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Other financial instruments	(Level 1)	(Level 2)	(Level 3)	Total

Futures contracts	$0	$(1,705)	$0	$(1,705)
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipals bonds
notes
Balance as of May 31, 2010	$1,235,000
Realized gains (losses)	0
Change in unrealized gains (losses)	296,090
Amortization	5,376
Purchases	5,015,000
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of November 30, 2010	6,551,466
Change in unrealized gains or losses included in earnings relating to securities still held at November 30, 2010	$296,090
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fees
The Trust has entered into an investment advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the investment sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund 29
Pursuant to the contract, Funds Management is paid an annual investment advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. Prior to July 12, 2010, the predecessor fund, Evergreen Strategic Municipal Bond Fund, paid an investment advisory fee to Evergreen Investment Management Company, LLC (“EIMC”), an affiliate of Funds Management, at an annual rate which started at 0.55% and declined to 0.35% as the average daily net assets increased. For the six months ended November 30, 2010, the investment advisory fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.
Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management to the Fund. The fees related to investment sub-advisory services are borne directly by the investment adviser and do not increase the overall fees paid by the Fund to the investment adviser. Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the investment sub-adviser to the Fund and is paid a fee by the investment adviser at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase. Prior to January 12, 2010, Stamper Capital & Investments, Inc. was the investment sub-adviser to the predecessor fund and was paid by EIMC an annual fee for its services which started at 0.195% and declined to 0.165% as the average daily net assets increased.
Administration and transfer agent fees
The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

		Administration Fees
	Average Daily	(% of Average
	Net Assets	Daily Net Assets)
Fund level	First $5 billion	0.05%
	Next $5 billion	0.04
	Over $10 billion	0.03
Class A, Class B, and Class C	All asset levels	0.16
Administrator Class	All asset levels	0.10
Prior to July 12, 2010, the predecessor fund paid EIMC a fund level administrator fee at an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) which started at 0.10% and declined to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increased.
Funds Management and/or EIMC contractually and voluntarily waived and/or reimbursed advisory and administration fees during the six months ended November 30, 2010 to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management and/or EIMC were made first from fund level expenses on a proportionate basis and then from class specific expenses.
Prior to July 12, 2010, the predecessor fund paid Evergreen Service Company, LLC, an affiliate of EIMC and a subsidiary of Wells Fargo, a transfer and dividend disbursing agent fee.
Distribution fees
The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares. Prior to July 12, 2010, Class B and Class C shares of the predecessor fund also paid distribution fees at an annual rate of 0.75% of the average daily net assets of each class.
For the six months ended November 30, 2010, Wells Fargo Funds Distributor, LLC received $15,060 from the sale of Class A shares and $32,152, $5,792 and $6,022 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

30 Wells Fargo Advantage Strategic Municipal Bond Fund	Notes to Financial Statements (Unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Prior to July 12, 2010, Class A, Class B and Class C shares of the predecessor fund also paid shareholder servicing fees at an annual rate of 0.25% of the average daily net assets of each class. Class I shares of the predecessor fund did not pay a shareholder servicing fee.
A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended November 30, 2010 were $460,116,111 and $512,629,753, respectively.
6. DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2010, the Fund entered into futures contracts for speculative purposes.
At November 30, 2010, the Fund had short futures contracts outstanding as follows:

			Initial Contract	Value at	Net Unrealized
Expiration Date	Contracts	Type	Amount	November 30, 2010	Gains (Losses)

December 2010	50 Short	5-Year U.S. Treasury Notes	$6,027,639	$6,031,250	$(3,611)
December 2010	25 Short	10-Year U.S. Treasury Notes	3,128,078	3,126,172	1,906
The Fund had an average contract amount of $8,223,660 in futures contracts during the six months ended November 30, 2010.
On November 30, 2010, the cumulative unrealized losses on futures contracts in the amount of $1,705 is reflected in net unrealized losses on investments on the Statement of Assets and Liabilities for the Fund. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized losses on futures contracts are reflected in the Statement of Operations.
7. BANK BORROWINGS
The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata. Prior to September 7, 2010, the annual commitment fee paid by the Fund was 0.15% of the unused balance.
For the six months ended November 30, 2010, there were no borrowings by the Fund under the agreement.
8. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other Information (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund 31
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for the Fund is publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships

Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 46 portfolios as of 12/31/09); Director, Diversapack Co. (Packaging company); Asset Allocation Trust

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

32 Wells Fargo Advantage Strategic Municipal Bond Fund	Other Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust
Officers

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years

Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Other Information (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund 33

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years

Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

34 Wells Fargo Advantage Strategic Municipal Bond Fund	List of Abbreviations
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BART	— Bay Area Rapid Transit
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REITS	— Real Estate Investment Trusts
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TBA	— To Be Announced
TRAN	— Tax Revenue Anticipation Notes
TRY	— Turkish Lira
USD	— United States Dollar
XLCA	— XL Capital Assurance
ZAR	— South African Rand

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery
More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE	Printed on Recycled paper

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	200356 11-10
SMI2/SAR149 11-10

ITEM 2. CODE OF ETHICS
Not required in this filing
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not required in this filing.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not required in this filing.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not required in this filing.
ITEM 6. SCHEDULE OF INVESTMENTS
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.
The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.
The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.
The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.
ITEM 11. CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS
(a)(1) Not required in this filing.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: January 28, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: January 28, 2011

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date: January 28, 2011